                                                                    Exhibit 99.1


                         MONTHLY SERVICER'S CERTIFICATE

             AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC.

                  AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST

The undersigned, a duly authorized representative of American Express Travel Related Services Company, Inc., as Servicer ("TRS"), pursuant to the Pooling and Servicing Agreement, dated as of May 16, 1996 (as amended and supplemented, the "Agreement"), as supplemented by the Series Supplements (as amended and supplemented, the "Series Supplements"), among TRS, as Servicer, American Express Receivables Financing Corporation II, American Express Receivables Financing Corporation III LLC and American Express Receivables Financing Corporation IV LLC, as Transferors, and The Bank of New York, as Trustee, does hereby certify as follows:

1. Capitalized terms used in this Certificate have their respective meanings as set forth in the Agreement or the Series Supplements, as applicable.

2.   TRS is, as of the date hereof, the Servicer under the Agreement.

3.   The undersigned is a Servicing Officer.

4. This Certificate relates to the Distribution Date occurring on January 16, 2007 and covers activity from November 26, 2006 through December 25, 2006.

5. As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects all its obligations under the Agreement through the Monthly Period preceding such Distribution Date.

6. As of the date hereof, to the best knowledge of the undersigned, no Pay Out Event occurred on or prior to such Distribution date.

     IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 9th day of January 2007.

                                        AMERICAN EXPRESS TRAVEL RELATED
                                        SERVICES COMPANY, INC., as Servicer


                                        By: /s/ Stephen J. Bakonyi
                                            ------------------------------------
                                        Name: Stephen J. Bakonyi
                                        Title: Vice President
                                               ABS Operations

I. MONTHLY PERIOD TRUST ACTIVITY

A.  TRUST ACTIVITY

                                                         Trust Totals
                                                      -----------------
Record Date                                           December 31, 2006
Number of days in period                                             30
Beginning Number of Accounts                                 23,719,680
Beginning Principal Receivable Balance, including
any additions or removals during the monthly period   32,022,872,332.13
   a. Addition of Principal Receivables                            0.00
   b. Removal of Principal Receivables                             0.00
Special Funding Account Balance                                    0.00
Beginning Total Principal Balance                     32,022,872,332.13
Finance Charge Collections (excluding Recoveries)        580,711,962.52
Recoveries                                                19,617,581.77
Total Collections of Finance Charge Receivables          600,329,544.29
Total Collections of Principal Receivables             8,048,865,805.10
Monthly Payment Rate                                            25.1347%
Defaulted amount                                          87,501,232.69
Annualized Default Rate                                          3.1515%
Trust Portfolio Yield                                           19.4842%
New Principal Receivables                              9,893,780,099.22
Ending Number of Accounts                                    23,863,099
Ending Principal Receivables Balance                  33,780,285,393.56
Ending Required Minimum Principal Balance             21,581,900,000.00
Ending Transferor Amount                              13,610,285,393.56
Ending Special Funding Account Balance                             0.00
Ending Total Principal Balance                        33,780,285,393.56

B. SERIES ALLOCATIONS

                                                    PRINCIPAL       SERIES
                                                     FUNDING       REQUIRED        SERIES
                                      ADJUSTED       ACCOUNT      TRANSFEROR     ALLOCATION
                INVESTED AMOUNT   INVESTED AMOUNT    BALANCE        AMOUNT       PERCENTAGE
               ----------------  -----------------  ---------  ----------------  ----------
GROUP 1
2004-3           600,000,000.00     600,000,000.00     0.00       42,000,000.00      2.97%
2006-2           500,000,000.00     500,000,000.00     0.00       35,000,000.00      2.48%
Group 1 Total                     1,100,000,000.00     0.00       77,000,000.00      5.45%
GROUP 2
2001-5           500,000,000.00     500,000,000.00     0.00       35,000,000.00      2.48%
2002-1           920,000,000.00     920,000,000.00     0.00       64,400,000.00      4.56%
2002-2           940,000,000.00     940,000,000.00     0.00       65,800,000.00      4.66%
2002-3           920,000,000.00     920,000,000.00     0.00       64,400,000.00      4.56%
2002-5           600,000,000.00     600,000,000.00     0.00       42,000,000.00      2.97%
2002-6           720,000,000.00     720,000,000.00     0.00       50,400,000.00      3.57%
2003-1           920,000,000.00     920,000,000.00     0.00       64,400,000.00      4.56%
2003-2         1,100,000,000.00   1,100,000,000.00     0.00       77,000,000.00      5.45%
2003-3           750,000,000.00     750,000,000.00     0.00       52,500,000.00      3.72%
2004-1           800,000,000.00     800,000,000.00     0.00       56,000,000.00      3.97%
2004-2           400,000,000.00     400,000,000.00     0.00       28,000,000.00      1.98%
2004-4         1,100,000,000.00   1,100,000,000.00     0.00       77,000,000.00      5.45%
2004-5         1,000,000,000.00   1,000,000,000.00     0.00       70,000,000.00      4.96%
2005-1           600,000,000.00     600,000,000.00     0.00       42,000,000.00      2.97%
2005-2           600,000,000.00     600,000,000.00     0.00       42,000,000.00      2.97%
2005-3           700,000,000.00     700,000,000.00     0.00       49,000,000.00      3.47%
2005-4           500,000,000.00     500,000,000.00     0.00       35,000,000.00      2.48%
2005-5         1,100,000,000.00   1,100,000,000.00     0.00       77,000,000.00      5.45%
2005-6           700,000,000.00     700,000,000.00     0.00       49,000,000.00      3.47%
2005-7           700,000,000.00     700,000,000.00     0.00       49,000,000.00      3.47%
2005-8           500,000,000.00     500,000,000.00     0.00       35,000,000.00      2.48%
2006-1         1,000,000,000.00   1,000,000,000.00     0.00       70,000,000.00      4.96%
2006-3           600,000,000.00     600,000,000.00     0.00       42,000,000.00      2.97%
2006-A           700,000,000.00     700,000,000.00     0.00       49,000,000.00      3.47%
2006-B           700,000,000.00     700,000,000.00     0.00       49,000,000.00      3.47%
Group 2 Total                    19,070,000,000.00     0.00    1,334,900,000.00     94.55%
Trust Total                      20,170,000,000.00     0.00    1,411,900,000.00    100.00%

                    SERIES                          SERIES           SERIES
                  ALLOCABLE         SERIES         ALLOCABLE       ALLOCABLE
                FINANCE CHARGE    ALLOCABLE        PRINCIPAL       DEFAULTED
                 COLLECTIONS      RECOVERIES      COLLECTIONS        AMOUNT
               ---------------  -------------  ----------------  -------------
GROUP 1
2004-3          17,858,092.54      583,567.13    239,430,812.25   2,602,912.23
2006-2          14,881,743.79      486,305.94    199,525,676.87   2,169,093.52
Group 1 Total   32,739,836.33    1,069,873.07    438,956,489.12   4,772,005.75
GROUP 2
2001-5          14,881,743.79      486,305.94    199,525,676.87   2,169,093.52
2002-1          27,382,408.56      894,802.94    367,127,245.45   3,991,132.08
2002-2          27,977,678.32      914,255.17    375,108,272.52   4,077,895.82
2002-3          27,382,408.56      894,802.94    367,127,245.45   3,991,132.08
2002-5          17,858,092.54      583,567.13    239,430,812.25   2,602,912.23
2002-6          21,429,711.05      700,280.56    287,316,974.70   3,123,494.67
2003-1          27,382,408.56      894,802.94    367,127,245.45   3,991,132.08
2003-2          32,739,836.33    1,069,873.08    438,956,489.12   4,772,005.75
2003-3          22,322,615.68      729,458.92    299,288,515.31   3,253,640.28
2004-1          23,810,790.06      778,089.51    319,241,083.00   3,470,549.64
2004-2          11,905,395.03      389,044.75    159,620,541.50   1,735,274.82
2004-4          32,739,836.33    1,069,873.08    438,956,489.12   4,772,005.75
2004-5          29,763,487.57      972,611.89    399,051,353.75   4,338,187.04
2005-1          17,858,092.54      583,567.13    239,430,812.25   2,602,912.23
2005-2          17,858,092.54      583,567.13    239,430,812.25   2,602,912.23
2005-3          20,834,441.30      680,828.32    279,335,947.62   3,036,730.93
2005-4          14,881,743.79      486,305.94    199,525,676.87   2,169,093.52
2005-5          32,739,836.33    1,069,873.08    438,956,489.12   4,772,005.75
2005-6          20,834,441.30      680,828.32    279,335,947.62   3,036,730.93
2005-7          20,834,441.30      680,828.32    279,335,947.62   3,036,730.93
2005-8          14,881,743.79      486,305.94    199,525,676.87   2,169,093.52
2006-1          29,763,487.57      972,611.89    399,051,353.75   4,338,187.04
2006-3          17,858,092.54      583,567.13    239,430,812.25   2,602,912.23
2006-A          20,834,441.30      680,828.32    279,335,947.62   3,036,730.93
2006-B          20,834,441.30      680,828.32    279,335,947.62   3,036,730.93
Group 2 Total  567,589,707.98   18,547,708.69  7,609,909,315.95  82,729,226.93
Trust Total    600,329,544.31   19,617,581.76  8,048,865,805.07  87,501,232.68

C. GROUP ALLOCATIONS


                                     INVESTOR        INVESTOR       INVESTOR
                                  FINANCE CHARGE     MONTHLY        DEFAULT        INVESTOR
                INVESTED AMOUNT     COLLECTIONS      INTEREST        AMOUNT      MONTHLY FEES
               -----------------  --------------  -------------  -------------  -------------
GROUP 1
2004-3            600,000,000.00   11,248,139.23   2,254,320.00   1,639,476.28   1,000,000.00
2006-2            500,000,000.00    9,373,449.36   2,242,500.00   1,366,230.23     833,333.33
Group 1 Total   1,100,000,000.00   20,621,588.59   4,496,820.00   3,005,706.51   1,833,333.33
GROUP 2
2001-5            500,000,000.00    9,373,449.36   2,480,888.89   1,366,230.23     833,333.34
2002-1            920,000,000.00   17,264,631.82   4,514,337.78   2,513,863.63   1,533,333.34
2002-2            940,000,000.00   17,622,084.80   4,611,807.11   2,568,512.84   1,566,666.66
2002-3            920,000,000.00   17,247,146.82   4,513,029.33   2,513,863.63   1,533,333.34
2002-5            600,000,000.00   11,248,139.23   2,972,666.67   1,639,476.28   1,000,000.00
2002-6            720,000,000.00   13,497,767.08   3,551,360.00   1,967,371.53   1,200,000.00
2003-1            920,000,000.00   17,247,146.82   4,514,337.78   2,513,863.63   1,533,333.34
2003-2          1,100,000,000.00   20,621,588.59   5,395,231.11   3,005,706.51   1,833,333.34
2003-3            750,000,000.00   14,060,174.04   3,677,500.00   2,049,345.35   1,250,000.00
2004-1            800,000,000.00   14,997,518.98   3,900,480.00   2,185,968.38   1,333,333.33
2004-2            400,000,000.00    7,498,759.49   1,984,000.00   1,092,984.19     666,666.67
2004-4          1,100,000,000.00   20,621,588.59   5,366,484.45   3,005,706.51   1,833,333.33
2004-5          1,000,000,000.00   18,746,898.72   4,875,822.22   2,732,460.46   1,666,666.67
2005-1            600,000,000.00   11,248,139.23   2,887,333.33   1,639,476.28   1,000,000.00
2005-2            600,000,000.00   11,248,139.23   2,932,586.67   1,639,476.28   1,000,000.00
2005-3            700,000,000.00   13,122,829.10   3,349,422.22   1,912,722.33   1,166,666.67
2005-4            500,000,000.00    9,373,449.36   2,428,888.89   1,366,230.23     833,333.33
2005-5          1,100,000,000.00   20,621,588.59   5,305,128.89   3,005,706.51   1,833,333.33
2005-6            700,000,000.00   13,122,829.10   3,349,422.22   1,912,722.33   1,166,666.67
2005-7            700,000,000.00   13,122,829.10   3,400,817.78   1,912,722.33   1,166,666.67
2005-8            500,000,000.00    9,373,449.36   2,407,777.78   1,366,230.23     833,333.33
2006-1          1,000,000,000.00   18,746,898.72   4,809,555.56   2,732,460.46   1,666,666.67
2006-3            600,000,000.00   11,248,139.23   2,880,480.00   1,639,476.28   1,000,000.00
2006-A            700,000,000.00   13,122,829.10   3,341,706.67   1,912,722.33   1,166,666.67
2006-B            700,000,000.00   13,122,829.10   3,372,911.11   1,912,722.33   1,166,666.67
Group 2 Total  19,070,000,000.00  357,520,843.56  92,823,976.46  52,108,021.09  31,783,333.37

                                             REALLOCATED   INVESTMENT
                INVESTOR                      INVESTOR       FUNDING
               ADDITIONAL                  FINANCE CHARGE    ACCOUNT      AVAILABLE
                 AMOUNTS        TOTAL        COLLECTIONS    PROCEEDS       EXCESS
               ----------  --------------  --------------  ----------  --------------
GROUP 1
2004-3            0.00       4,893,796.28   11,049,648.33     0.00       6,155,852.05
2006-2            0.00       4,442,063.56    9,571,940.26     0.00       5,129,876.70
Group 1 Total     0.00       9,335,859.84   20,621,588.59     0.00      11,285,728.75
GROUP 2
2001-5            0.00       4,680,452.46    9,420,568.55     0.00       4,740,116.09
2002-1            0.00       8,561,534.75   17,283,348.35     0.00       8,739,298.60
2002-2            0.00       8,746,986.61   17,658,404.86     0.00       8,911,418.25
2002-3            0.00       8,560,226.30   17,282,039.90     0.00       8,721,813.60
2002-5            0.00       5,612,142.95   11,300,282.26     0.00       5,688,139.31
2002-6            0.00       6,718,731.53   13,544,498.70     0.00       6,825,767.17
2003-1            0.00       8,561,534.75   17,283,348.35     0.00       8,721,813.60
2003-2            0.00      10,234,270.96   20,662,526.36     0.00      10,428,255.40
2003-3            0.00       6,976,845.35   14,087,019.48     0.00       7,110,174.13
2004-1            0.00       7,419,781.71   15,003,967.45     0.00       7,584,185.74
2004-2            0.00       3,743,650.86    7,535,743.73     0.00       3,792,092.87
2004-4            0.00      10,205,524.29   20,633,779.69     0.00      10,428,255.40
2004-5            0.00       9,274,949.35   18,755,181.53     0.00       9,480,232.18
2005-1            0.00       5,526,809.61   11,214,948.92     0.00       5,688,139.31
2005-2            0.00       5,572,062.95   11,260,202.26     0.00       5,688,139.31
2005-3            0.00       6,428,811.22   13,064,973.74     0.00       6,636,162.52
2005-4            0.00       4,628,452.45    9,368,568.54     0.00       4,740,116.09
2005-5            0.00      10,144,168.73   20,572,424.13     0.00      10,428,255.40
2005-6            0.00       6,428,811.22   13,064,973.74     0.00       6,636,162.52
2005-7            0.00       6,480,206.78   13,116,369.30     0.00       6,636,162.52
2005-8            0.00       4,607,341.34    9,347,457.43     0.00       4,740,116.09
2006-1            0.00       9,208,682.69   18,688,914.87     0.00       9,480,232.18
2006-3            0.00       5,519,956.28   11,208,095.59     0.00       5,688,139.31
2006-A            0.00       6,421,095.67   13,057,258.19     0.00       6,636,162.52
2006-B            0.00       6,452,300.11   13,088,462.63     0.00       6,636,162.52
Group 2 Total     0.00     176,715,330.92  357,503,358.55     0.00     180,805,512.63

          Group Investor Finance                    Reallocable Investor Finance
            Charge Collections     Group Expenses        Charge Collections
          ----------------------   --------------   ----------------------------
Group 1        20,621,588.59         9,335,859.84           11,285,728.75
Group 2       357,503,358.56       176,715,330.92          180,788,027.64

D. TRUST PERFORMANCE

Delinquencies:

31-60 Days Delinquent:       311,299,955
61-90 Days Delinquent:       187,750,674
90+ Days Delinquent:         337,413,073
Total 30+ Days Delinquent:   836,463,702

SERIES 2001-5 CERTIFICATES

                                                                          TOTAL INVESTOR
A. INVESTOR/TRANSFEROR ALLOCATIONS                  SERIES ALLOCATIONS       INTEREST      TRANSFERORS INTEREST
--------------------------------------------------  ------------------  -----------------  --------------------
Beginning Invested /Transferor Amount                   793,824,301.74     500,000,000.00        293,824,301.74
Beginning Adjusted Invested Amount                                 N/A     500,000,000.00                   N/A
Floating Allocation Percentage                                     N/A            62.9862%              37.0138%
Principal Allocation Percentage                                    N/A            62.9862%              37.0138%
Collections of Finance Chg. Receivables                  14,881,743.79       9,373,449.36          5,508,294.43
Collections of Principal Receivables                    199,525,676.87     125,673,701.62         73,851,975.25
Defaulted Amount                                          2,169,093.52       1,366,230.23            802,863.29
Ending Invested / Transferor Amounts                    837,389,325.57     500,000,000.00        337,389,325.57

B. MONTHLY PERIOD FUNDING REQUIREMENTS                    CLASS A            CLASS B        COLLATERAL INTEREST       TOTAL
--------------------------------------------------  ------------------  -----------------  --------------------  --------------
Principal Funding Account                                         0.00               0.00                  0.00            0.00
Investment Proceeds for Monthly Period                            0.00               0.00                  0.00            0.00
Reserve Account Opening Balance                                   0.00               0.00                  0.00            0.00
Reserve Account Deposit                                           0.00               0.00                  0.00            0.00
Reserve Draw Amount                                               0.00               0.00                  0.00            0.00
Reserve Account Surplus                                           0.00               0.00                  0.00            0.00
Reserve Account Closing Balance                                   0.00               0.00                  0.00            0.00
LIBOR Determination Date                             December 13, 2006  December 13, 2006     December 13, 2006
Coupon December 15, 2006 - January 15, 2007                     5.5300%            5.8000%               5.8500%
                                                          2,027,666.67         206,222.22            247,000.00    2,480,888.89
Monthly Interest Due
Outstanding Monthly Interest Due                                  0.00               0.00                  0.00            0.00
Additional Interest Due                                           0.00               0.00                  0.00            0.00
Total Interest Due                                        2,027,666.67         206,222.22            247,000.00    2,480,888.89
Investor Default Amount                                   1,127,139.94         109,298.42            129,791.87    1,366,230.23
Investor Monthly Fees Due                                   687,500.00          66,666.67             79,166.67      833,333.34
Investor Additional Amounts Due                                   0.00               0.00                  0.00            0.00
Total Due                                                 3,842,306.61         382,187.31            455,958.54    4,680,452.46
Reallocated Investor Finance Charge Collections                                                                    9,420,568.55
Interest and Principal Funding Investment Proceeds                                                                         0.00
Interest on Reserve Account                                                                                                0.00
Series Adjusted Portfolio Yield                                                                                         19.5989%
Base Rate                                                                                                                7.5606%
Excess Spread Percentage                                                                                                11.3763%

C. CERTIFICATES - BALANCES AND DISTRIBUTIONS              CLASS A            CLASS B        COLLATERAL INTEREST       TOTAL
--------------------------------------------------  ------------------  -----------------  --------------------  --------------
Beginning Certificates Balance                          412,500,000.00      40,000,000.00         47,500,000.00  500,000,000.00
Interest Distributions                                    2,027,666.67         206,222.22            247,000.00    2,480,888.89
Principal Deposits - Prin. Funding Account                        0.00               0.00                  0.00            0.00
Principal Distributions                                           0.00               0.00                  0.00            0.00
Total Distributions                                       2,027,666.67         206,222.22            247,000.00    2,480,888.89
Ending Certificates Balance                             412,500,000.00      40,000,000.00         47,500,000.00  500,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

   1.  Total amount of the distribution:                         $          4.92

   2.  Amount of the distribution in respect of Class A Monthly
       Interest:                                                 $          4.92

   3.  Amount of the distribution in respect of Class A
       Outstanding Monthly Interest:                             $          0.00

   4.  Amount of the distribution in respect of Class A
       Additional Interest:                                      $          0.00

   5.  Amount of the distribution in respect of Class A
       Principal:                                                $          0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A
   Investor Charge-Offs on such Distribution Date.

   1.  Total amount of Class A Investor Charge-Offs:             $          0.00

   2.  Amount of Class A Investor Charge- Offs per $1,000
       original certificate principal amount:                    $          0.00

   3.  Total amount reimbursed in respect of Class A Investor
       Charge-Offs:                                              $          0.00

   4.  Amount reimbursed in respect of Class A Investor
       Charge-Offs per $1,000 original certificate principal
       amount:                                                   $          0.00

   5.  The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A
       Invested Amount after giving effect to all transactions
       on such Distribution Date:                                $          0.00

F. Information regarding distributions in respect of the Class
   B Certificates, per $1,000 original certificate principal amount.

   1.  The total amount of the distribution:                     $          5.16

   2.  Amount of the distribution in respect of Class B Monthly
       Interest:                                                 $          5.16

   3.  Amount of the distribution in respect of Class B
       Outstanding Monthly Interest:                             $          0.00

   4.  Amount of the distribution in respect of Class B
       Additional Interest:                                      $          0.00

   5.  Amount of the distribution in respect of Class B
       Principal:                                                $          0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B
   Invested Amount on such Distribution Date.

   1.  The amount of reductions in Class B Invested Amount
       pursuant to clauses (c), (d), and (e) of the definition
       of Class B Invested Amount:                               $          0.00

   2.  The amount of reductions in the Class B Invested Amount set forth in paragraph 1 above, per $1,000 original
       certificate principal amount:                             $          0.00

   3.  The total amount reimbursed in respect of such
       reductions in the Class B Invested Amount:                $          0.00

   4.  The amount set forth in paragraph 3 above, per $1,000
       original certificate principal amount:                    $          0.00

   5.  The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B
       Invested Amount after giving effect to all transactions
       on such Distribution Date:                                $          0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

   1.  Total amount distributed to the Collateral Interest
       Holder:                                                   $    247,000.00

   2.  Amount distributed in respect of Collateral Monthly
       Interest:                                                 $    247,000.00

   3.  Amount distributed in respect of Collateral Additional
       Interest:                                                 $          0.00

   4.  The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested
       Amount:                                                   $          0.00

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral
   Invested Amount.

   1.  The amount of reductions in the Collateral Invested
       Amount pursuant to clauses (c), (d), and (e) of the
       definition of Collateral Invested Amount:                 $          0.00

   2.  The total amount reimbursed in respect of such
       reductions in the Collateral Invested Amount:             $          0.00

J. Application of Reallocated Investor Finance Charge
   Collections.

   1.  Class A Available Funds:                                  $  7,771,969.05

       a. Class A Monthly Interest:                              $  2,027,666.67
       b. Class A Outstanding Monthly Interest:                  $          0.00
       c. Class A Additional Interest:                           $          0.00
       d. Class A Investor Default Amount (Treated as
          Available Principal Collections):                      $  1,127,139.94
       e. Excess Spread:                                         $  4,617,162.44

   2.  Class B Available Funds:                                  $    753,645.48

       a. Class B Monthly Interest:                              $    206,222.22
       b. Class B Outstanding Monthly Interest:                  $          0.00
       c. Class B Additional Interest:                           $          0.00
       d. Excess Spread:                                         $    547,423.26

   3.  Collateral Available Funds:                               $    894,954.01

       a. Excess Spread:                                         $    894,954.01

   4.  Total Excess Spread:                                      $  6,059,539.71

K. Reallocated Principal Collections.

   1.  Principal Allocation Percentage:                                  62.9862%

   2.  Series 2001-5 Allocable Principal Collections:            $199,525,676.87

   3.  Principal Allocation Percentage of Series 2001-5
       Allocable Principal Collections:                          $125,673,701.62

   4.  Reallocated Principal Collections Required to fund the
       Required Amount:                                          $          0.00

   5.  Item 3 minus item 4:                                      $125,673,701.62

   6.  Shared Principal Collections from other Series allocated
       to Series 2001-5:                                         $          0.00

   7.  Other amounts Treated as Available Principal
       Collections:                                              $  1,366,230.23

   8.  Available Principal Collections (total of 5., 6. & 7.):   $127,039,931.85

L. Application of Available Principal Collections during
   Revolving Period.

   1.  Collateral Invested Amount:                               $ 47,500,000.00

   2.  Required Collateral Invested Amount:                      $ 47,500,000.00

   3.  Excess of Collateral Invested Amount over Required
       Collateral Invested Amount:                               $          0.00

   4.  Treated as Shared Principal Collections:                  $127,039,931.85

M. Application of Principal Collections During Accumulation or
   Amortization Period.

   1.  Principal Funding Account:                                $          0.00

   2.  Excess of Collateral Invested Amount over Required
       Collateral Invested Amount:                               $          0.00

   3.  Principal Distribution:                                   $          0.00

   4.  Treated as Shared Principal Collections:                  $          0.00

N. Application of Excess Spread and Excess Finance Charge
   Collections Allocated to Series 2001-5.

   1.  Excess Spread:                                            $  6,059,539.71

   2.  Excess Finance Charge Collections:                        $          0.00

   3.  Applied to fund Class A Required Amount:                  $          0.00

   4.  Class A Investor Charge-Offs treated as Available
       Principal Collections:                                    $          0.00

   5.  Applied to fund Class B overdue Interest:                 $          0.00

   6.  Applied to fund Class B Required Amount:                  $    109,298.42

   7.  Reduction of Class B Invested Amount treated as
       Available Principal Collections:                          $          0.00

   8.  Applied to Collateral Monthly Interest:                   $    247,000.00

   9.  Applied to unpaid Monthly Servicing Fee:                  $    833,333.34

   10. Collateral Default Amount treated as Available Principal
       Collections:                                              $    129,791.87

   11. Reduction of Collateral Invested Amount treated as
       Available Principal Collections:                          $          0.00

   12. Deposited to Reserve Account:                             $          0.00

   13. Applied to other amounts owed to Collateral Interest
       Holder:                                                   $          0.00

   14. Balance:                                                  $  4,740,116.08

O. Yield and Base Rate.

   1.  Base Rate:

       a. Current Monthly Period:                                         7.5606%
       b. Prior Monthly Period:                                           7.6569%
       c. Second Prior Monthly Period:                                    7.6569%

   2.  Three Month Average Base Rate:                                     7.6248%

   3.  Series Adjusted Portfolio Yield:

       a. Current Monthly Period:                                        19.5989%
       b. Prior Monthly Period:                                          18.7384%
       c. Second Prior Monthly Period:                                   20.0136%

   4.  Three Month Average Series Adjusted Portfolio Yield:              19.4503%

   5.  Is the 3 month average series adjusted portfolio yield
       more than the 3 month average base rate:                              Yes

SERIES 2002-1 CERTIFICATES

                                                                          TOTAL INVESTOR
A. INVESTOR/TRANSFEROR ALLOCATIONS                  SERIES ALLOCATIONS       INTEREST      TRANSFERORS INTEREST
--------------------------------------------------  ------------------  -----------------  --------------------
Beginning Invested /Transferor Amount                 1,460,636,715.20     920,000,000.00        540,636,715.20
Beginning Adjusted Invested Amount                                 N/A     920,000,000.00                   N/A
Floating Allocation Percentage                                     N/A            62.9862%              37.0138%
Principal Allocation Percentage                                    N/A            62.9862%              37.0138%
Collections of Finance Chg. Receivables                  27,382,408.56      17,264,631.82         10,135,261.74
Collections of Principal Receivables                    367,127,245.45     231,239,610.99        135,887,634.46
Defaulted Amount                                          3,991,132.08       2,513,863.63          1,477,268.45
Ending Invested / Transferor Amounts                  1,540,796,359.05     920,000,000.00        620,796,359.05

B. MONTHLY PERIOD FUNDING REQUIREMENTS                    CLASS A            CLASS B        COLLATERAL INTEREST       TOTAL
--------------------------------------------------  ------------------  -----------------  --------------------  --------------
Principal Funding Account                                         0.00               0.00                  0.00            0.00
Investment Proceeds for Monthly Period                            0.00               0.00                  0.00            0.00
Reserve Account Opening Balance                           3,795,000.00               0.00                  0.00    3,795,000.00
Reserve Account Deposit                                           0.00               0.00                  0.00            0.00
Reserve Draw Amount                                               0.00               0.00                  0.00            0.00
Reserve Account Surplus                                           0.00               0.00                  0.00            0.00
Reserve Account Closing Balance                           3,795,000.00               0.00                  0.00    3,795,000.00
LIBOR Determination Date                             December 13, 2006  December 13, 2006     December 13, 2006
Coupon December 15, 2006 - January 15, 2007                     5.4600%            5.7500%               5.8500%
                                                          3,683,680.00         376,177.78            454,480.00    4,514,337.78
Monthly Interest Due
Outstanding Monthly Interest Due                                  0.00               0.00                  0.00            0.00
Additional Interest Due                                           0.00               0.00                  0.00            0.00
Total Interest Due                                        3,683,680.00         376,177.78            454,480.00    4,514,337.78
Investor Default Amount                                   2,073,937.49         201,109.09            238,817.04    2,513,863.63
Investor Monthly Fees Due                                 1,265,000.00         122,666.67            145,666.67    1,533,333.34
Investor Additional Amounts Due                                   0.00               0.00                  0.00            0.00
Total Due                                                 7,022,617.49         699,953.54            838,963.71    8,561,534.74
Reallocated Investor Finance Charge Collections                                                                   17,283,348.35
Interest and Principal Funding Investment Proceeds                                                                         0.00
Interest on Reserve Account                                                                                           17,485.00
Series Adjusted Portfolio Yield                                                                                         19.5552%
Base Rate                                                                                                                7.4980%
Excess Spread Percentage                                                                                                11.3991%

C. CERTIFICATES - BALANCES AND DISTRIBUTIONS              CLASS A            CLASS B        COLLATERAL INTEREST       TOTAL
--------------------------------------------------  ------------------  -----------------  --------------------  --------------
Beginning Certificates Balance                          759,000,000.00      73,600,000.00         87,400,000.00  920,000,000.00
Interest Distributions                                    3,683,680.00         376,177.78            454,480.00    4,514,337.78
Principal Deposits - Prin. Funding Account                        0.00               0.00                  0.00            0.00
Principal Distributions                                           0.00               0.00                  0.00            0.00
Total Distributions                                       3,683,680.00         376,177.78            454,480.00    4,514,337.78
Ending Certificates Balance                             759,000,000.00      73,600,000.00         87,400,000.00  920,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

   1.  Total amount of the distribution:                         $          4.85

   2.  Amount of the distribution in respect of Class A Monthly
       Interest:                                                 $          4.85

   3.  Amount of the distribution in respect of Class A
       Outstanding Monthly Interest:                             $          0.00

   4.  Amount of the distribution in respect of Class A
       Additional Interest:                                      $          0.00

   5.  Amount of the distribution in respect of Class A
       Principal:                                                $          0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A
   Investor Charge-Offs on such Distribution Date.

   1.  Total amount of Class A Investor Charge-Offs:             $          0.00

   2.  Amount of Class A Investor Charge-Offs per $1,000
       original certificate principal amount:                    $          0.00

   3.  Total amount reimbursed in respect of Class A Investor
       Charge-Offs:                                              $          0.00

   4.  Amount reimbursed in respect of Class A Investor
       Charge-Offs per $1,000 original certificate principal
       amount:                                                   $          0.00

   5.  The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A
       Invested Amount after giving effect to all transactions
       on such Distribution Date:                                $          0.00

F. Information regarding distributions in respect of the Class
   B Certificates, per $1,000 original certificate principal amount.

   1.  The total amount of the distribution:                     $          5.11

   2.  Amount of the distribution in respect of Class B Monthly
       Interest:                                                 $          5.11

   3.  Amount of the distribution in respect of Class B
       Outstanding Monthly Interest:                             $          0.00

   4.  Amount of the distribution in respect of Class B
       Additional Interest:                                      $          0.00

   5.  Amount of the distribution in respect of Class B
       Principal:                                                $          0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B
   Invested Amount on such Distribution Date.

   1.  The amount of reductions in Class B Invested Amount
       pursuant to clauses (c), (d), and (e) of the definition
       of Class B Invested Amount:                               $          0.00

   2.  The amount of reductions in the Class B Invested Amount set forth in paragraph 1 above, per $1,000 original
       certificate principal amount:                             $          0.00

   3.  The total amount reimbursed in respect of such
       reductions in the Class B Invested Amount:                $          0.00

   4.  The amount set forth in paragraph 3 above, per $1,000
       original certificate principal amount:                    $          0.00

   5.  The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B
       Invested Amount after giving effect to all transactions
       on such Distribution Date:                                $          0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

   1.  Total amount distributed to the Collateral Interest
       Holder:                                                   $    454,480.00

   2.  Amount distributed in respect of Collateral Monthly
       Interest:                                                 $    454,480.00

   3.  Amount distributed in respect of Collateral Additional
       Interest:                                                 $          0.00

   4.  The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested
       Amount:                                                   $          0.00

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral
   Invested Amount.

   1.  The amount of reductions in the Collateral Invested
       Amount pursuant to clauses (c), (d), and (e) of the
       definition of Collateral Invested Amount:                 $          0.00

   2.  The total amount reimbursed in respect of such
       reductions in the Collateral Invested Amount:             $          0.00

J. Application of Reallocated Investor Finance Charge
   Collections.

   1.  Class A Available Funds:                                  $ 14,273,187.51

       a.  Class A Monthly Interest:                             $  3,683,680.00
       b.  Class A Outstanding Monthly Interest:                 $          0.00
       c.  Class A Additional Interest:                          $          0.00
       d.  Class A Investor Default Amount
           (Treated as Available Principal Collections):         $  2,073,937.49
       e.  Excess Spread:                                        $  8,515,570.02

   2.  Class B Available Funds:                                  $  1,384,066.67

       a.  Class B Monthly Interest:                             $    376,177.78
       b.  Class B Outstanding Monthly Interest:                 $          0.00
       c.  Class B Additional Interest:                          $          0.00
       d.  Excess Spread:                                        $  1,007,888.89

   3.  Collateral Available Funds:                               $  1,643,579.17

       a.  Excess Spread:                                        $  1,643,579.17

   4.  Total Excess Spread:                                      $ 11,167,038.08

K. Reallocated Principal Collections.

   1.  Principal Allocation Percentage:                                  62.9862%

   2.  Series 2002-1 Allocable Principal Collections:            $367,127,245.45

   3.  Principal Allocation Percentage of Series 2002-1
       Allocable Principal Collections:                          $231,239,610.99

   4.  Reallocated Principal Collections Required to fund the
       Required Amount:                                          $          0.00

   5.  Item 3 minus item 4:                                      $231,239,610.99

   6.  Shared Principal Collections from other Series allocated
       to Series 2002-1:                                         $          0.00

   7.  Other amounts Treated as Available Principal
       Collections:                                              $  2,513,863.62

   8.  Available Principal Collections (total of 5., 6. & 7.):   $233,753,474.61

L. Application of Available Principal Collections during
   Revolving Period.

   1.  Collateral Invested Amount:                               $ 87,400,000.00

   2.  Required Collateral Invested Amount:                      $ 87,400,000.00

   3.  Excess of Collateral Invested Amount over Required
       Collateral Invested Amount:                               $          0.00

   4.  Treated as Shared Principal Collections:                  $233,753,474.61

M. Application of Principal Collections During Accumulation or
   Amortization Period.

   1.  Principal Funding Account:                                $          0.00

   2.  Excess of Collateral Invested Amount over Required
       Collateral Invested Amount:                               $          0.00

   3.  Principal Distribution:                                   $          0.00

   4.  Treated as Shared Principal Collections:                  $          0.00

N. Application of Excess Spread and Excess Finance Charge
   Collections Allocated to Series 2002-1.

   1.  Excess Spread:                                            $ 11,167,038.08

   2.  Excess Finance Charge Collections:                        $          0.00

   3.  Applied to fund Class A Required Amount:                  $          0.00

   4.  Class A Investor Charge-Offs treated as Available
       Principal Collections:                                    $          0.00

   5.  Applied to fund Class B overdue Interest:                 $          0.00

   6.  Applied to fund Class B Required Amount:                  $    201,109.09

   7.  Reduction of Class B Invested Amount treated as
       Available Principal Collections:                          $          0.00

   8.  Applied to Collateral Monthly Interest:                   $    454,480.00

   9.  Applied to unpaid Monthly Servicing Fee:                  $  1,533,333.34

   10. Collateral Default Amount treated as Available Principal
       Collections:                                              $    238,817.04

   11. Reduction of Collateral Invested Amount treated as
       Available Principal Collections:                          $          0.00

   12. Deposited to Reserve Account:                             $          0.00

   13. Applied to other amounts owed to Collateral Interest
       Holder:                                                   $          0.00

   14. Balance:                                                  $  8,739,298.61

O. Yield and Base Rate.

   1.  Base Rate:

       a.  Current Monthly Period:                                        7.4980%
       b.  Prior Monthly Period:                                          7.5943%
       c.  Second Prior Monthly Period:                                   7.5943%

   2.  Three Month Average Base Rate:                                     7.5622%

   3.  Series Adjusted Portfolio Yield:

       a.  Current Monthly Period:                                       19.5552%
       b.  Prior Monthly Period:                                         18.6987%
       c.  Second Prior Monthly Period:                                  19.9510%

   4.  Three Month Average Series Adjusted Portfolio Yield:              19.4016%

   5.  Is the 3 month average series adjusted portfolio yield
       more than the 3 month average base rate:                              Yes

SERIES 2002-2 CERTIFICATES

                                                                          TOTAL INVESTOR       TRANSFERORS
A. INVESTOR/TRANSFEROR ALLOCATIONS                  SERIES ALLOCATIONS       INTEREST            INTEREST
--------------------------------------------------  ------------------  -----------------  -------------------
Beginning Invested /Transferor Amount                 1,492,389,687.27     940,000,000.00       552,389,687.27
Beginning Adjusted Invested Amount                                 N/A     940,000,000.00                  N/A
Floating Allocation Percentage                                     N/A            62.9862%             37.0138%
Principal Allocation Percentage                                    N/A            62.9862%             37.0138%
Collections of Finance Chg. Receivables                  27,977,678.32      17,622,084.80        10,355,593.52
Collections of Principal Receivables                    375,108,272.52     236,266,559.05       138,841,713.47
Defaulted Amount                                          4,077,895.82       2,568,512.84         1,509,382.98
Ending Invested / Transferor Amounts                  1,574,291,932.07     940,000,000.00       634,291,932.07

B. MONTHLY PERIOD FUNDING REQUIREMENTS                    CLASS A            CLASS B       COLLATERAL INTEREST       TOTAL
--------------------------------------------------  ------------------  -----------------  -------------------  --------------
Principal Funding Account                                         0.00               0.00                 0.00            0.00
Investment Proceeds for Monthly Period                            0.00               0.00                 0.00            0.00
Reserve Account Opening Balance                                   0.00               0.00                 0.00            0.00
Reserve Account Deposit                                   3,877,500.00               0.00                 0.00    3,877,500.00
Reserve Draw Amount                                               0.00               0.00                 0.00            0.00
Reserve Account Surplus                                           0.00               0.00                 0.00            0.00
Reserve Account Closing Balance                           3,877,500.00               0.00                 0.00    3,877,500.00
LIBOR Determination Date                             December 13, 2006  December 13, 2006    December 13, 2006
Coupon December 15, 2006 - January 15, 2007                     5.4600%            5.7400%              5.8500%
                                                          3,763,760.00         383,687.11           464,360.00    4,611,807.11
Monthly Interest Due
Outstanding Monthly Interest Due                                  0.00               0.00                 0.00            0.00
Additional Interest Due                                           0.00               0.00                 0.00            0.00
Total Interest Due                                        3,763,760.00         383,687.11           464,360.00    4,611,807.11
Investor Default Amount                                   2,119,023.09         205,481.03           244,008.72    2,568,512.84
Investor Monthly Fees Due                                 1,292,500.00         125,333.33           148,833.33    1,566,666.66
Investor Additional Amounts Due                                   0.00               0.00                 0.00            0.00
Total Due                                                 7,175,283.09         714,501.47           857,202.05    8,746,986.61
Reallocated Investor Finance Charge Collections                                                                  17,658,404.86
Interest and Principal Funding Investment Proceeds                                                                        0.00
Interest on Reserve Account                                                                                               0.00
Series Adjusted Portfolio Yield                                                                                        19.5312%
Base Rate                                                                                                               7.4972%
Excess Spread Percentage                                                                                               11.3763%

C. CERTIFICATES - BALANCES AND DISTRIBUTIONS              CLASS A            CLASS B       COLLATERAL INTEREST       TOTAL
--------------------------------------------------  ------------------  -----------------  -------------------  --------------
Beginning Certificates Balance                          775,500,000.00      75,200,000.00        89,300,000.00  940,000,000.00
Interest Distributions                                    3,763,760.00         383,687.11           464,360.00    4,611,807.11
Principal Deposits - Prin. Funding Account                        0.00               0.00                 0.00            0.00
Principal Distributions                                           0.00               0.00                 0.00            0.00
Total Distributions                                       3,763,760.00         383,687.11           464,360.00    4,611,807.11
Ending Certificates Balance                             775,500,000.00      75,200,000.00        89,300,000.00  940,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

   1.  Total amount of the distribution:                         $          4.85

   2.  Amount of the distribution in respect of Class A Monthly
       Interest:                                                 $          4.85

   3.  Amount of the distribution in respect of Class A
       Outstanding Monthly Interest:                             $          0.00

   4.  Amount of the distribution in respect of Class A
       Additional Interest:                                      $          0.00

   5.  Amount of the distribution in respect of Class A
       Principal:                                                $          0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A
   Investor Charge-Offs on such Distribution Date.

   1.  Total amount of Class A Investor Charge-Offs:             $          0.00

   2.  Amount of Class A Investor Charge-Offs per $1,000
       original certificate principal amount:                    $          0.00

   3.  Total amount reimbursed in respect of Class A Investor
       Charge-Offs:                                              $          0.00

   4.  Amount reimbursed in respect of Class A Investor
       Charge-Offs per $1,000 original certificate principal
       amount:                                                   $          0.00

   5.  The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A
       Invested Amount after giving effect to all transactions
       on such Distribution Date:                                $          0.00

F. Information regarding distributions in respect of the Class
   B Certificates, per $1,000 original certificate principal amount.

   1.  The total amount of the distribution:                     $          5.10

   2.  Amount of the distribution in respect of Class B Monthly
       Interest:                                                 $          5.10

   3.  Amount of the distribution in respect of Class B
       Outstanding Monthly Interest:                             $          0.00

   4.  Amount of the distribution in respect of Class B
       Additional Interest:                                      $          0.00

   5.  Amount of the distribution in respect of Class B
       Principal:                                                $          0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B
   Invested Amount on such Distribution Date.

   1.  The amount of reductions in Class B Invested Amount
       pursuant to clauses (c), (d), and (e) of the definition
       of Class B Invested Amount:                               $          0.00

   2.  The amount of reductions in the Class B Invested Amount set forth in paragraph 1 above, per $1,000 original
       certificate principal amount:                             $          0.00

   3.  The total amount reimbursed in respect of such
       reductions in the Class B Invested Amount:                $          0.00

   4.  The amount set forth in paragraph 3 above, per $1,000
       original certificate principal amount:                    $          0.00

   5.  The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B
       Invested Amount after giving effect to all transactions
       on such Distribution Date:                                $          0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

   1.  Total amount distributed to the Collateral Interest
       Holder:                                                   $    464,360.00

   2.  Amount distributed in respect of Collateral Monthly
       Interest:                                                 $    464,360.00

   3.  Amount distributed in respect of Collateral Additional
       Interest:                                                 $          0.00

   4.  The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested
       Amount:                                                   $          0.00

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral
   Invested Amount.

   1.  The amount of reductions in the Collateral Invested
       Amount pursuant to clauses (c), (d), and (e) of the
       definition of Collateral Invested Amount:                 $          0.00

   2.  The total amount reimbursed in respect of such
       reductions in the Collateral Invested Amount:             $          0.00

J. Application of Reallocated Investor Finance Charge
   Collections.

   1.  Class A Available Funds:                                  $ 14,568,184.01

       a. Class A Monthly Interest:                              $  3,763,760.00
       b. Class A Outstanding Monthly Interest:                  $          0.00
       c. Class A Additional Interest:                           $          0.00
       d. Class A Investor Default Amount
          (Treated as Available Principal Collections):          $  2,119,023.09
       e. Excess Spread:                                         $  8,685,400.92

   2.  Class B Available Funds:                                  $  1,412,672.39

       a. Class B Monthly Interest:                              $    383,687.11
       b. Class B Outstanding Monthly Interest:                  $          0.00
       c. Class B Additional Interest:                           $          0.00
       d. Excess Spread:                                         $  1,028,985.28

   3.  Collateral Available Funds:                               $  1,677,548.46

       a. Excess Spread:                                         $  1,677,548.46

   4.  Total Excess Spread:                                      $ 11,391,934.66

K. Reallocated Principal Collections.

   1.  Principal Allocation Percentage:                                  62.9862%

   2.  Series 2002-2 Allocable Principal Collections:            $375,108,272.52

   3.  Principal Allocation Percentage of Series 2002-2
       Allocable Principal Collections:                          $236,266,559.05

   4.  Reallocated Principal Collections Required to fund the
       Required Amount:                                          $          0.00

   5.  Item 3 minus item 4:                                      $236,266,559.05

   6.  Shared Principal Collections from other Series allocated
       to Series 2002-2:                                         $          0.00

   7.  Other amounts Treated as Available Principal
       Collections:                                              $  2,568,512.84

   8.  Available Principal Collections (total of 5., 6. & 7.):   $238,835,071.89

L. Application of Available Principal Collections during
   Revolving Period.

   1.  Collateral Invested Amount:                               $ 89,300,000.00

   2.  Required Collateral Invested Amount:                      $ 89,300,000.00

   3.  Excess of Collateral Invested Amount over Required
       Collateral Invested Amount:                               $          0.00

   4.  Treated as Shared Principal Collections:                  $238,835,071.89

M. Application of Principal Collections During Accumulation or
   Amortization Period.

   1.  Principal Funding Account:                                $          0.00

   2.  Excess of Collateral Invested Amount over Required
       Collateral Invested Amount:                               $          0.00

   3.  Principal Distribution:                                   $          0.00

   4.  Treated as Shared Principal Collections:                  $          0.00

N. Application of Excess Spread and Excess Finance Charge
   Collections Allocated to Series 2002-2.

   1.  Excess Spread:                                            $ 11,391,934.66

   2.  Excess Finance Charge Collections:                        $          0.00

   3.  Applied to fund Class A Required Amount:                  $          0.00

   4.  Class A Investor Charge-Offs treated as Available
       Principal Collections:                                    $          0.00

   5.  Applied to fund Class B overdue Interest:                 $          0.00

   6.  Applied to fund Class B Required Amount:                  $    205,481.03

   7.  Reduction of Class B Invested Amount treated as
       Available Principal Collections:                          $          0.00

   8.  Applied to Collateral Monthly Interest:                   $    464,360.00

   9.  Applied to unpaid Monthly Servicing Fee:                  $  1,566,666.66

   10. Collateral Default Amount treated as Available Principal
       Collections:                                              $    244,008.72

   11. Reduction of Collateral Invested Amount treated as
       Available Principal Collections:                          $          0.00

   12. Deposited to Reserve Account:                             $  3,877,500.00

   13. Applied to other amounts owed to Collateral Interest
       Holder:                                                   $          0.00

   14. Balance:                                                  $  5,033,918.25

O. Yield and Base Rate.

   1.  Base Rate:

       a. Current Monthly Period:                                         7.4972%
       b. Prior Monthly Period:                                           7.5935%
       c. Second Prior Monthly Period:                                    7.5935%

   2.  Three Month Average Base Rate:                                     7.5614%

   3.  Series Adjusted Portfolio Yield:

       a. Current Monthly Period:                                        19.5312%
       b. Prior Monthly Period:                                          18.6770%
       c. Second Prior Monthly Period:                                   19.9502%

   4.  Three Month Average Series Adjusted Portfolio Yield:              19.3862%

   5.  Is the 3 month average series adjusted portfolio yield
       more than the 3 month average base rate:                              Yes

SERIES 2002-3 CERTIFICATES

                                                                         TOTAL INVESTOR
A. INVESTOR/TRANSFEROR ALLOCATIONS                  SERIES ALLOCATIONS      INTEREST       TRANSFERORS INTEREST
--------------------------------------------------  ------------------  -----------------  --------------------
Beginning Invested /Transferor Amount                 1,460,636,715.20     920,000,000.00        540,636,715.20
Beginning Adjusted Invested Amount                                 N/A     920,000,000.00                   N/A
Floating Allocation Percentage                                     N/A            62.9862%              37.0138%
Principal Allocation Percentage                                    N/A            62.9862%              37.0138%
Collections of Finance Chg. Receivables                  27,382,408.56      17,247,146.82         10,135,261.74
Collections of Principal Receivables                    367,127,245.45     231,239,610.99        135,887,634.46
Defaulted Amount                                          3,991,132.08       2,513,863.63          1,477,268.45
Ending Invested / Transferor Amounts                  1,540,796,359.05     920,000,000.00        620,796,359.05

B. MONTHLY PERIOD FUNDING REQUIREMENTS                    CLASS A            CLASS B        COLLATERAL INTEREST       TOTAL
--------------------------------------------------  ------------------  -----------------  --------------------  --------------
Principal Funding Account                                         0.00               0.00                  0.00            0.00
Investment Proceeds for Monthly Period                            0.00               0.00                  0.00            0.00
Reserve Account Opening Balance                                   0.00               0.00                  0.00            0.00
Reserve Account Deposit                                           0.00               0.00                  0.00            0.00
Reserve Draw Amount                                               0.00               0.00                  0.00            0.00
Reserve Account Surplus                                           0.00               0.00                  0.00            0.00
Reserve Account Closing Balance                                   0.00               0.00                  0.00            0.00
LIBOR Determination Date                             December 13, 2006  December 13, 2006     December 13, 2006
Coupon December 15, 2006 - January 15, 2007                     5.4600%            5.7300%               5.8500%
                                                          3,683,680.00         374,869.33            454,480.00    4,513,029.33
Monthly Interest Due
Outstanding Monthly Interest Due                                  0.00               0.00                  0.00            0.00
Additional Interest Due                                           0.00               0.00                  0.00            0.00
Total Interest Due                                        3,683,680.00         374,869.33            454,480.00    4,513,029.33
Investor Default Amount                                   2,073,937.49         201,109.09            238,817.04    2,513,863.63
Investor Monthly Fees Due                                 1,265,000.00         122,666.67            145,666.67    1,533,333.34
Investor Additional Amounts Due                                   0.00               0.00                  0.00            0.00
Total Due                                                 7,022,617.49         698,645.09            838,963.71    8,560,226.29
Reallocated Investor Finance Charge Collections                                                                   17,282,039.90
Interest and Principal Funding Investment Proceeds                                                                         0.00
Interest on Reserve Account                                                                                                0.00
Series Adjusted Portfolio Yield                                                                                         19.5304%
Base Rate                                                                                                                7.4963%
Excess Spread Percentage                                                                                                11.3763%

C. CERTIFICATES - BALANCES AND DISTRIBUTIONS              CLASS A            CLASS B        COLLATERAL INTEREST       TOTAL
--------------------------------------------------  ------------------  -----------------  --------------------  --------------
Beginning Certificates Balance                          759,000,000.00      73,600,000.00         87,400,000.00  920,000,000.00
Interest Distributions                                    3,683,680.00         374,869.33            454,480.00    4,513,029.33
Principal Deposits - Prin. Funding Account                        0.00               0.00                  0.00            0.00
Principal Distributions                                           0.00               0.00                  0.00            0.00
Total Distributions                                       3,683,680.00         374,869.33            454,480.00    4,513,029.33
Ending Certificates Balance                             759,000,000.00      73,600,000.00         87,400,000.00  920,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

   1.  Total amount of the distribution:                         $          4.85

   2.  Amount of the distribution in respect of Class A Monthly
       Interest:                                                 $          4.85

   3.  Amount of the distribution in respect of Class A
       Outstanding Monthly Interest:                             $          0.00

   4.  Amount of the distribution in respect of Class A
       Additional Interest:                                      $          0.00

   5.  Amount of the distribution in respect of Class A
       Principal:                                                $          0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A
   Investor Charge-Offs on such Distribution Date.

   1.  Total amount of Class A Investor Charge-Offs:             $          0.00

   2.  Amount of Class A Investor Charge-Offs per $1,000
       original certificate principal amount:                    $          0.00

   3.  Total amount reimbursed in respect of Class A Investor
       Charge-Offs:                                              $          0.00

   4.  Amount reimbursed in respect of Class A Investor
       Charge-Offs per $1,000 original certificate principal
       amount:                                                   $          0.00

   5.  The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A
       Invested Amount after giving effect to all transactions
       on such Distribution Date:                                $          0.00

F. Information regarding distributions in respect of the Class
   B Certificates, per $1,000 original certificate principal amount.

   1.  The total amount of the distribution:                     $          5.09

   2.  Amount of the distribution in respect of Class B Monthly
       Interest:                                                 $          5.09

   3.  Amount of the distribution in respect of Class B
       Outstanding Monthly Interest:                             $          0.00

   4.  Amount of the distribution in respect of Class B
       Additional Interest:                                      $          0.00

   5.  Amount of the distribution in respect of Class B
       Principal:                                                $          0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B
   Invested Amount on such Distribution Date.

   1.  The amount of reductions in Class B Invested Amount
       pursuant to clauses (c), (d), and (e) of the definition
       of Class B Invested Amount:                               $          0.00

   2.  The amount of reductions in the Class B Invested Amount set forth in paragraph 1 above, per $1,000 original
       certificate principal amount:                             $          0.00

   3.  The total amount reimbursed in respect of such
       reductions in the Class B Invested Amount:                $          0.00

   4.  The amount set forth in paragraph 3 above, per $1,000
       original certificate principal amount:                    $          0.00

   5.  The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B
       Invested Amount after giving effect to all transactions
       on such Distribution Date:                                $          0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

   1.  Total amount distributed to the Collateral Interest
       Holder:                                                   $    454,480.00

   2.  Amount distributed in respect of Collateral Monthly
       Interest:                                                 $    454,480.00

   3.  Amount distributed in respect of Collateral Additional
       Interest:                                                 $          0.00

   4.  The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested
       Amount:                                                   $          0.00

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral
   Invested Amount.

   1.  The amount of reductions in the Collateral Invested
       Amount pursuant to clauses (c), (d), and (e) of the
       definition of Collateral Invested Amount:                 $          0.00

   2.  The total amount reimbursed in respect of such
       reductions in the Collateral Invested Amount:             $          0.00

J. Application of Reallocated Investor Finance Charge
   Collections.

   1.  Class A Available Funds:                                  $ 14,257,682.92

       a. Class A Monthly Interest:                              $  3,683,680.00
       b. Class A Outstanding Monthly Interest:                  $          0.00
       c. Class A Additional Interest:                           $          0.00
       d. Class A Investor Default Amount
          (Treated as Available Principal Collections):          $  2,073,937.49
       e. Excess Spread:                                         $  8,500,065.43

   2.  Class B Available Funds:                                  $  1,382,563.19

       a. Class B Monthly Interest:                              $    374,869.33
       b. Class B Outstanding Monthly Interest:                  $          0.00
       c. Class B Additional Interest:                           $          0.00
       d. Excess Spread:                                         $  1,007,693.86

   3.  Collateral Available Funds:                               $  1,641,793.79

       a. Excess Spread:                                         $  1,641,793.79

   4.  Total Excess Spread:                                      $ 11,149,553.08

K. Reallocated Principal Collections.

   1.  Principal Allocation Percentage:                                  62.9862%

   2.  Series 2002-3 Allocable Principal Collections:            $367,127,245.45

   3.  Principal Allocation Percentage of Series 2002-3
       Allocable Principal Collections:                          $231,239,610.99

   4.  Reallocated Principal Collections Required to fund the
       Required Amount:                                          $          0.00

   5.  Item 3 minus item 4:                                      $231,239,610.99

   6.  Shared Principal Collections from other Series allocated
       to Series 2002-3:                                         $          0.00

   7.  Other amounts Treated as Available Principal
       Collections:                                              $  2,513,863.62

   8.  Available Principal Collections
       (total of 5., 6. & 7.):                                   $233,753,474.61

L. Application of Available Principal Collections during
   Revolving Period.

   1.  Collateral Invested Amount:                               $ 87,400,000.00

   2.  Required Collateral Invested Amount:                      $ 87,400,000.00

   3.  Excess of Collateral Invested Amount over Required
       Collateral Invested Amount:                               $          0.00

   4.  Treated as Shared Principal Collections:                  $233,753,474.61

M. Application of Principal Collections During Accumulation or
   Amortization Period.

   1.  Principal Funding Account:                                $          0.00

   2.  Excess of Collateral Invested Amount
       over Required Collateral Invested Amount:                 $          0.00

   3.  Principal Distribution:                                   $          0.00

   4.  Treated as Shared Principal Collections:                  $          0.00

N. Application of Excess Spread and Excess Finance Charge
   Collections Allocated to Series 2002-3.

   1.  Excess Spread:                                            $ 11,149,553.08

   2.  Excess Finance Charge Collections:                        $          0.00

   3.  Applied to fund Class A Required Amount:                  $          0.00

   4.  Class A Investor Charge-Offs treated as Available
       Principal Collections:                                    $          0.00

   5.  Applied to fund Class B overdue Interest:                 $          0.00

   6.  Applied to fund Class B Required Amount:                  $    201,109.09

   7.  Reduction of Class B Invested Amount treated as
       Available Principal Collections:                          $          0.00

   8.  Applied to Collateral Monthly Interest:                   $    454,480.00

   9.  Applied to unpaid Monthly Servicing Fee:                  $  1,533,333.34

   10. Collateral Default Amount treated as Available Principal
       Collections:                                              $    238,817.04

   11. Reduction of Collateral Invested Amount treated as
       Available Principal Collections:                          $          0.00

   12. Deposited to Reserve Account:                             $          0.00

   13. Applied to other amounts owed to Collateral Interest
       Holder:                                                   $          0.00

   14. Balance:                                                  $  8,721,813.61

O. Yield and Base Rate.

   1.  Base Rate:

       a. Current Monthly Period:                                         7.4963%
       b. Prior Monthly Period:                                           7.5927%
       c. Second Prior Monthly Period:                                    7.5927%

   2.  Three Month Average Base Rate:                                     7.5606%

   3.  Series Adjusted Portfolio Yield:

       a. Current Monthly Period:                                        19.5304%
       b. Prior Monthly Period:                                          18.6762%
       c. Second Prior Monthly Period:                                   19.9494%

   4.  Three Month Average Series Adjusted Portfolio Yield:              19.3853%

   5.  Is the 3 month average series adjusted portfolio yield
       more than the 3 month average base rate:                              Yes

SERIES 2002-5 CERTIFICATES

                                                                          TOTAL INVESTOR
A. INVESTOR/TRANSFEROR ALLOCATIONS                  SERIES ALLOCATIONS       INTEREST      TRANSFERORS INTEREST
--------------------------------------------------  ------------------  -----------------  --------------------
Beginning Invested /Transferor Amount                   952,589,162.09     600,000,000.00        352,589,162.09
Beginning Adjusted Invested Amount                                 N/A     600,000,000.00                   N/A
Floating Allocation Percentage                                     N/A            62.9862%              37.0138%
Principal Allocation Percentage                                    N/A            62.9862%              37.0138%
Collections of Finance Chg. Receivables                  17,858,092.54      11,248,139.23          6,609,953.31
Collections of Principal Receivables                    239,430,812.25     150,808,441.95         88,622,370.30
Defaulted Amount                                          2,602,912.23       1,639,476.28            963,435.95
Ending Invested / Transferor Amounts                  1,004,867,190.69     600,000,000.00        404,867,190.69

B. MONTHLY PERIOD FUNDING REQUIREMENTS                    CLASS A            CLASS B        COLLATERAL INTEREST       TOTAL
--------------------------------------------------  ------------------  -----------------  --------------------  --------------
Principal Funding Account                                         0.00               0.00                  0.00            0.00
Investment Proceeds for Monthly Period                            0.00               0.00                  0.00            0.00
Reserve Account Opening Balance                                   0.00               0.00                  0.00            0.00
Reserve Account Deposit                                           0.00               0.00                  0.00            0.00
Reserve Draw Amount                                               0.00               0.00                  0.00            0.00
Reserve Account Surplus                                           0.00               0.00                  0.00            0.00
Reserve Account Closing Balance                                   0.00               0.00                  0.00            0.00
LIBOR Determination Date                             December 13, 2006  December 13, 2006     December 13, 2006
Coupon December 15, 2006 - January 15, 2007                     5.5200%            5.8000%               5.8500%
                                                          2,428,800.00         247,466.67            296,400.00    2,972,666.67
Monthly Interest Due
Outstanding Monthly Interest Due                                  0.00               0.00                  0.00            0.00
Additional Interest Due                                           0.00               0.00                  0.00            0.00
Total Interest Due                                        2,428,800.00         247,466.67            296,400.00    2,972,666.67
Investor Default Amount                                   1,352,567.93         131,158.10            155,750.25    1,639,476.28
Investor Monthly Fees Due                                   825,000.00          80,000.00             95,000.00    1,000,000.00
Investor Additional Amounts Due                                   0.00               0.00                  0.00            0.00
Total Due                                                 4,606,367.93         458,624.77            547,150.25    5,612,142.95
Reallocated Investor Finance Charge Collections                                                                   11,300,282.26
Interest and Principal Funding Investment Proceeds                                                                         0.00
Interest on Reserve Account                                                                                                0.00
Series Adjusted Portfolio Yield                                                                                         19.5900%
Base Rate                                                                                                                7.5522%
Excess Spread Percentage                                                                                                11.3763%

C. CERTIFICATES - BALANCES AND DISTRIBUTIONS              CLASS A            CLASS B        COLLATERAL INTEREST       TOTAL
--------------------------------------------------  ------------------  -----------------  --------------------  --------------
Beginning Certificates Balance                          495,000,000.00      48,000,000.00         57,000,000.00  600,000,000.00
Interest Distributions                                    2,428,800.00         247,466.67            296,400.00    2,972,666.67
Principal Deposits - Prin. Funding Account                        0.00               0.00                  0.00            0.00
Principal Distributions                                           0.00               0.00                  0.00            0.00
Total Distributions                                       2,428,800.00         247,466.67            296,400.00    2,972,666.67
Ending Certificates Balance                             495,000,000.00      48,000,000.00         57,000,000.00  600,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

   1.  Total amount of the distribution:                         $          4.91

   2.  Amount of the distribution in respect of Class A Monthly
       Interest:                                                 $          4.91

   3.  Amount of the distribution in respect of Class A
       Outstanding Monthly Interest:                             $          0.00

   4.  Amount of the distribution in respect of Class A
       Additional Interest:                                      $          0.00

   5.  Amount of the distribution in respect of Class A
       Principal:                                                $          0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A
   Investor Charge-Offs on such Distribution Date.

   1.  Total amount of Class A Investor Charge-Offs:             $          0.00

   2.  Amount of Class A Investor Charge-Offs per $1,000
       original certificate principal amount:                    $          0.00

   3.  Total amount reimbursed in respect of Class A Investor
       Charge-Offs:                                              $          0.00

   4.  Amount reimbursed in respect of Class A Investor
       Charge-Offs per $1,000 original certificate principal
       amount:                                                   $          0.00

   5.  The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A
       Invested Amount after giving effect to all transactions
       on such Distribution Date:                                $          0.00

F. Information regarding distributions in respect of the Class
   B Certificates, per $1,000 original certificate principal amount.

   1.  The total amount of the distribution:                     $          5.16

   2.  Amount of the distribution in respect of Class B Monthly
       Interest:                                                 $          5.16

   3.  Amount of the distribution in respect of Class B
       Outstanding Monthly Interest:                             $          0.00

   4.  Amount of the distribution in respect of Class B
       Additional Interest:                                      $          0.00

   5.  Amount of the distribution in respect of Class B
       Principal:                                                $          0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B
   Invested Amount on such Distribution Date.

   1.  The amount of reductions in Class B Invested Amount
       pursuant to clauses (c), (d), and (e) of the definition
       of Class B Invested Amount:                               $          0.00

   2.  The amount of reductions in the Class B Invested Amount set forth in paragraph 1 above, per $1,000 original
       certificate principal amount:                             $          0.00

   3.  The total amount reimbursed in respect of such
       reductions in the Class B Invested Amount:                $          0.00

   4.  The amount set forth in paragraph 3 above, per $1,000
       original certificate principal amount:                    $          0.00

   5.  The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B
       Invested Amount after giving effect to all transactions
       on such Distribution Date:                                $          0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

   1.  Total amount distributed to the Collateral Interest
       Holder:                                                   $    296,400.00

   2.  Amount distributed in respect of Collateral Monthly
       Interest:                                                 $    296,400.00

   3.  Amount distributed in respect of Collateral Additional
       Interest:                                                 $          0.00

   4.  The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested
       Amount:                                                   $          0.00

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral
   Invested Amount.

   1.  The amount of reductions in the Collateral Invested
       Amount pursuant to clauses (c), (d), and (e) of the
       definition of Collateral Invested Amount:                 $          0.00

   2.  The total amount reimbursed in respect of such
       reductions in the Collateral Invested Amount:             $          0.00

J. Application of Reallocated Investor Finance Charge
   Collections.

   1.  Class A Available Funds:                                  $  9,322,732.86

       a. Class A Monthly Interest:                              $  2,428,800.00
       b. Class A Outstanding Monthly Interest:                  $          0.00
       c. Class A Additional Interest:                           $          0.00
       d. Class A Investor Default Amount (Treated as
          Available Principal Collections):                      $  1,352,567.93
       e. Excess Spread:                                         $  5,541,364.93

   2.  Class B Available Funds:                                  $    904,022.58

       a. Class B Monthly Interest:                              $    247,466.67
       b. Class B Outstanding Monthly Interest:                  $          0.00
       c. Class B Additional Interest:                           $          0.00
       d. Excess Spread:                                         $    656,555.91

   3.  Collateral Available Funds:                               $  1,073,526.81

       a. Excess Spread:                                         $  1,073,526.81

   4.  Total Excess Spread:                                      $  7,271,447.65

K. Reallocated Principal Collections.

   1.  Principal Allocation Percentage:                                  62.9862%

   2.  Series 2002-5 Allocable Principal Collections:            $239,430,812.25

   3.  Principal Allocation Percentage of Series 2002-5
       Allocable Principal Collections:                          $150,808,441.95

   4.  Reallocated Principal Collections Required to fund the
       Required Amount:                                          $          0.00

   5.  Item 3 minus item 4:                                      $150,808,441.95

   6.  Shared Principal Collections from other Series allocated
       to Series 2002-5:                                         $          0.00

   7.  Other amounts Treated as Available Principal
       Collections:                                              $  1,639,476.28

   8.  Available Principal Collections (total of 5., 6. & 7.):   $152,447,918.23

L. Application of Available Principal Collections during
   Revolving Period.

   1.  Collateral Invested Amount:                               $ 57,000,000.00

   2.  Required Collateral Invested Amount:                      $ 57,000,000.00

   3.  Excess of Collateral Invested Amount over Required
       Collateral Invested Amount:                               $          0.00

   4.  Treated as Shared Principal Collections:                  $152,447,918.23

M. Application of Principal Collections During Accumulation or
   Amortization Period.

   1.  Principal Funding Account:                                $          0.00

   2.  Excess of Collateral Invested Amount over Required
       Collateral Invested Amount:                               $          0.00

   3.  Principal Distribution:                                   $          0.00

   4.  Treated as Shared Principal Collections:                  $          0.00

N. Application of Excess Spread and Excess Finance Charge
   Collections Allocated to Series 2002-5.

   1.  Excess Spread:                                            $  7,271,447.65

   2.  Excess Finance Charge Collections:                        $          0.00

   3.  Applied to fund Class A Required Amount:                  $          0.00

   4.  Class A Investor Charge-Offs treated as Available
       Principal Collections:                                    $          0.00

   5.  Applied to fund Class B overdue Interest:                 $          0.00

   6.  Applied to fund Class B Required Amount:                  $    131,158.10

   7.  Reduction of Class B Invested Amount treated as
       Available Principal Collections:                          $          0.00

   8.  Applied to Collateral Monthly Interest:                   $    296,400.00

   9.  Applied to unpaid Monthly Servicing Fee:                  $  1,000,000.00

   10. Collateral Default Amount treated as Available Principal
       Collections:                                              $    155,750.25

   11. Reduction of Collateral Invested Amount treated as
       Available Principal Collections:                          $          0.00

   12. Deposited to Reserve Account:                             $          0.00

   13. Applied to other amounts owed to Collateral Interest
       Holder:                                                   $          0.00

   14. Balance:                                                  $  5,688,139.30

O. Yield and Base Rate.

   1.  Base Rate:

       a. Current Monthly Period:                                         7.5522%
       b. Prior Monthly Period:                                           7.6485%
       c. Second Prior Monthly Period:                                    7.6485%

   2.  Three Month Average Base Rate:                                     7.6164%

   3.  Series Adjusted Portfolio Yield:

       a. Current Monthly Period:                                        19.5900%
       b. Prior Monthly Period:                                          18.7303%
       c. Second Prior Monthly Period:                                   20.0053%

   4.  Three Month Average Series Adjusted Portfolio Yield:              19.4418%

   5.  Is the 3 month average series adjusted portfolio yield
       more than the 3 month average base rate:                              Yes

SERIES 2002-6 CERTIFICATES

                                                                          TOTAL INVESTOR
A. INVESTOR/TRANSFEROR ALLOCATIONS                  SERIES ALLOCATIONS       INTEREST      TRANSFERORS INTEREST
--------------------------------------------------  ------------------  -----------------  --------------------
Beginning Invested /Transferor Amount                 1,143,106,994.50     720,000,000.00        423,106,994.50
Beginning Adjusted Invested Amount                                 N/A     720,000,000.00                   N/A
Floating Allocation Percentage                                     N/A            62.9862%              37.0138%
Principal Allocation Percentage                                    N/A            62.9862%              37.0138%
Collections of Finance Chg. Receivables                  21,429,711.05      13,497,767.08          7,931,943.97
Collections of Principal Receivables                    287,316,974.70     180,970,130.34        106,346,844.36
Defaulted Amount                                          3,123,494.67       1,967,371.53          1,156,123.14
Ending Invested / Transferor Amounts                  1,205,840,628.82     720,000,000.00        485,840,628.82

B. MONTHLY PERIOD FUNDING REQUIREMENTS                    CLASS A            CLASS B        COLLATERAL INTEREST       TOTAL
--------------------------------------------------  ------------------  -----------------  --------------------  --------------
Principal Funding Account                                         0.00               0.00                  0.00            0.00
Investment Proceeds for Monthly Period                            0.00               0.00                  0.00            0.00
Reserve Account Opening Balance                                   0.00               0.00                  0.00            0.00
Reserve Account Deposit                                           0.00               0.00                  0.00            0.00
Reserve Draw Amount                                               0.00               0.00                  0.00            0.00
Reserve Account Surplus                                           0.00               0.00                  0.00            0.00
Reserve Account Closing Balance                                   0.00               0.00                  0.00            0.00
LIBOR Determination Date                             December 13, 2006  December 13, 2006     December 13, 2006
Coupon December 15, 2006 - January 15, 2007                     5.4900%            5.8000%               5.8500%
                                                          2,898,720.00         296,960.00            355,680.00    3,551,360.00
Monthly Interest Due
Outstanding Monthly Interest Due                                  0.00               0.00                  0.00            0.00
Additional Interest Due                                           0.00               0.00                  0.00            0.00
Total Interest Due                                        2,898,720.00         296,960.00            355,680.00    3,551,360.00
Investor Default Amount                                   1,623,081.51         157,389.72            186,900.30    1,967,371.53
Investor Monthly Fees Due                                   990,000.00          96,000.00            114,000.00    1,200,000.00
Investor Additional Amounts Due                                   0.00               0.00                  0.00            0.00
Total Due                                                 5,511,801.51         550,349.72            656,580.30    6,718,731.53
Reallocated Investor Finance Charge Collections                                                                   13,544,498.70
Interest and Principal Funding Investment Proceeds                                                                         0.00
Interest on Reserve Account                                                                                                0.00
Series Adjusted Portfolio Yield                                                                                         19.5632%
Base Rate                                                                                                                7.5271%
Excess Spread Percentage                                                                                                11.3763%

C. CERTIFICATES - BALANCES AND DISTRIBUTIONS              CLASS A            CLASS B        COLLATERAL INTEREST       TOTAL
--------------------------------------------------  ------------------  -----------------  --------------------  --------------
Beginning Certificates Balance                          594,000,000.00      57,600,000.00         68,400,000.00  720,000,000.00
Interest Distributions                                    2,898,720.00         296,960.00            355,680.00    3,551,360.00
Principal Deposits - Prin. Funding Account                        0.00               0.00                  0.00            0.00
Principal Distributions                                           0.00               0.00                  0.00            0.00
Total Distributions                                       2,898,720.00         296,960.00            355,680.00    3,551,360.00
Ending Certificates Balance                             594,000,000.00      57,600,000.00         68,400,000.00  720,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

   1.  Total amount of the distribution:                         $          4.88

   2.  Amount of the distribution in respect of Class A Monthly
       Interest:                                                 $          4.88

   3.  Amount of the distribution in respect of Class A
       Outstanding Monthly Interest:                             $          0.00

   4.  Amount of the distribution in respect of Class A
       Additional Interest:                                      $          0.00

   5.  Amount of the distribution in respect of Class A
       Principal:                                                $          0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A
   Investor Charge-Offs on such Distribution Date.

   1.  Total amount of Class A Investor Charge-Offs:             $          0.00

   2.  Amount of Class A Investor Charge-Offs per $1,000
       original certificate principal amount:                    $          0.00

   3.  Total amount reimbursed in respect of Class A Investor
       Charge-Offs:                                              $          0.00

   4.  Amount reimbursed in respect of Class A Investor
       Charge-Offs per $1,000 original certificate principal
       amount:                                                   $          0.00

   5.  The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A
       Invested Amount after giving effect to all transactions
       on such Distribution Date:                                $          0.00

F. Information regarding distributions in respect of the Class
   B Certificates, per $1,000 original certificate principal amount.

   1.  The total amount of the distribution:                     $          5.16

   2.  Amount of the distribution in respect of Class B Monthly
       Interest:                                                 $          5.16

   3.  Amount of the distribution in respect of Class B
       Outstanding Monthly Interest:                             $          0.00

   4.  Amount of the distribution in respect of Class B
       Additional Interest:                                      $          0.00

   5.  Amount of the distribution in respect of Class B
       Principal:                                                $          0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B
   Invested Amount on such Distribution Date.

   1.  The amount of reductions in Class B Invested Amount
       pursuant to clauses (c), (d), and (e) of the definition
       of Class B Invested Amount:                               $          0.00

   2.  The amount of reductions in the Class B Invested Amount set forth in paragraph 1 above, per $1,000 original
       certificate principal amount:                             $          0.00

   3.  The total amount reimbursed in respect of such
       reductions in the Class B Invested Amount:                $          0.00

   4.  The amount set forth in paragraph 3 above, per $1,000
       original certificate principal amount:                    $          0.00

   5.  The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B
       Invested Amount after giving effect to all transactions
       on such Distribution Date:                                $          0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

   1.  Total amount distributed to the Collateral Interest
       Holder:                                                   $    355,680.00

   2.  Amount distributed in respect of Collateral Monthly
       Interest:                                                 $    355,680.00

   3.  Amount distributed in respect of Collateral Additional
       Interest:                                                 $          0.00

   4.  The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested
       Amount:                                                   $          0.00

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral
   Invested Amount.

   1.  The amount of reductions in the Collateral Invested
       Amount pursuant to clauses (c), (d), and (e) of the
       definition of Collateral Invested Amount:                 $          0.00

   2.  The total amount reimbursed in respect of such
       reductions in the Collateral Invested Amount:             $          0.00

J. Application of Reallocated Investor Finance Charge
   Collections.

   1.  Class A Available Funds:                                  $ 11,174,211.43

       a. Class A Monthly Interest:                              $  2,898,720.00
       b. Class A Outstanding Monthly Interest:                  $          0.00
       c. Class A Additional Interest:                           $          0.00
       d. Class A Investor Default Amount
          (Treated as Available Principal Collections):          $  1,623,081.51
       e. Excess Spread:                                         $  6,652,409.92

   2.  Class B Available Funds:                                  $  1,083,559.90

       a. Class B Monthly Interest:                              $    296,960.00
       b. Class B Outstanding Monthly Interest:                  $          0.00
       c. Class B Additional Interest:                           $          0.00
       d. Excess Spread:                                         $    786,599.90

   3.  Collateral Available Funds:                               $  1,286,727.38

       a. Excess Spread:                                         $  1,286,727.38

   4.  Total Excess Spread:                                      $  8,725,737.20

K. Reallocated Principal Collections.

   1.  Principal Allocation Percentage:                                  62.9862%

   2.  Series 2002-6 Allocable Principal Collections:            $287,316,974.70

   3.  Principal Allocation Percentage of Series 2002-6
       Allocable Principal Collections:                          $180,970,130.34

   4.  Reallocated Principal Collections Required to fund the
       Required Amount:                                          $          0.00

   5.  Item 3 minus item 4:                                      $180,970,130.34

   6.  Shared Principal Collections from other Series allocated
       to Series 2002-6:                                         $          0.00

   7.  Other amounts Treated as Available Principal
       Collections:                                              $  1,967,371.53

   8.  Available Principal Collections
       (total of 5., 6. & 7.):                                   $182,937,501.87

L. Application of Available Principal Collections during
   Revolving Period.

   1.  Collateral Invested Amount:                               $ 68,400,000.00

   2.  Required Collateral Invested Amount:                      $ 68,400,000.00

   3.  Excess of Collateral Invested Amount over Required
       Collateral Invested Amount:                               $          0.00

   4. Treated as Shared Principal Collections:                   $182,937,501.87

M. Application of Principal Collections During Accumulation or
   Amortization Period.

   1.  Principal Funding Account:                                $          0.00

   2.  Excess of Collateral Invested Amount over Required
       Collateral Invested Amount:                               $          0.00

   3.  Principal Distribution:                                   $          0.00

   4.  Treated as Shared Principal Collections:                  $          0.00

N. Application of Excess Spread and Excess Finance Charge
   Collections Allocated to Series 2002-6.

   1.  Excess Spread:                                            $  8,725,737.20

   2.  Excess Finance Charge Collections:                        $          0.00

   3.  Applied to fund Class A Required Amount:                  $          0.00

   4.  Class A Investor Charge-Offs treated as Available
       Principal Collections:                                    $          0.00

   5.  Applied to fund Class B overdue Interest:                 $          0.00

   6.  Applied to fund Class B Required Amount:                  $    157,389.72

   7.  Reduction of Class B Invested Amount treated as
       Available Principal Collections:                          $          0.00

   8.  Applied to Collateral Monthly Interest:                   $    355,680.00

   9.  Applied to unpaid Monthly Servicing Fee:                  $  1,200,000.00

   10. Collateral Default Amount treated as Available Principal
       Collections:                                              $    186,900.30

   11. Reduction of Collateral Invested Amount treated as
       Available Principal Collections:                          $          0.00

   12. Deposited to Reserve Account:                             $          0.00

   13. Applied to other amounts owed to Collateral Interest
       Holder:                                                   $          0.00

   14. Balance:                                                  $  6,825,767.18

O. Yield and Base Rate.

   1.  Base Rate:

       a. Current Monthly Period:                                         7.5271%
       b. Prior Monthly Period:                                           7.6234%
       c. Second Prior Monthly Period:                                    7.6234%

   2.  Three Month Average Base Rate:                                     7.5913%

   3.  Series Adjusted Portfolio Yield:

       a. Current Monthly Period:                                        19.5632%
       b. Prior Monthly Period:                                          18.7060%
       c. Second Prior Monthly Period:                                   19.9802%

   4.  Three Month Average Series Adjusted Portfolio Yield:              19.4165%

   5.  Is the 3 month average series adjusted portfolio yield
       more than the 3 month average base rate:                              Yes

SERIES 2003-1 CERTIFICATES

                                                                          TOTAL INVESTOR
A. INVESTOR/TRANSFEROR ALLOCATIONS                  SERIES ALLOCATIONS       INTEREST      TRANSFERORS INTEREST
--------------------------------------------------  ------------------  -----------------  --------------------
Beginning Invested /Transferor Amount                 1,460,636,715.20     920,000,000.00        540,636,715.20
Beginning Adjusted Invested Amount                                 N/A     920,000,000.00                   N/A
Floating Allocation Percentage                                     N/A            62.9862%              37.0138%
Principal Allocation Percentage                                    N/A            62.9862%              37.0138%
Collections of Finance Chg. Receivables                  27,382,408.56      17,247,146.82         10,135,261.74
Collections of Principal Receivables                    367,127,245.45     231,239,610.99        135,887,634.46
Defaulted Amount                                          3,991,132.08       2,513,863.63          1,477,268.45
Ending Invested / Transferor Amounts                  1,540,796,359.05     920,000,000.00        620,796,359.05

B. MONTHLY PERIOD FUNDING REQUIREMENTS                    CLASS A            CLASS B        COLLATERAL INTEREST       TOTAL
--------------------------------------------------  ------------------  -----------------  --------------------  --------------
Principal Funding Account                                         0.00               0.00                  0.00            0.00
Investment Proceeds for Monthly Period                            0.00               0.00                  0.00            0.00
Reserve Account Opening Balance                                   0.00               0.00                  0.00            0.00
Reserve Account Deposit                                           0.00               0.00                  0.00            0.00
Reserve Draw Amount                                               0.00               0.00                  0.00            0.00
Reserve Account Surplus                                           0.00               0.00                  0.00            0.00
Reserve Account Closing Balance                                   0.00               0.00                  0.00            0.00
LIBOR Determination Date                             December 13, 2006  December 13, 2006     December 13, 2006
Coupon December 15, 2006 - January 15, 2007                     5.4600%            5.7500%               5.8500%
                                                          3,683,680.00         376,177.78            454,480.00    4,514,337.78
Monthly Interest Due
Outstanding Monthly Interest Due                                  0.00               0.00                  0.00            0.00
Additional Interest Due                                           0.00               0.00                  0.00            0.00
Total Interest Due                                        3,683,680.00         376,177.78            454,480.00    4,514,337.78
Investor Default Amount                                   2,073,937.49         201,109.09            238,817.04    2,513,863.63
Investor Monthly Fees Due                                 1,265,000.00         122,666.67            145,666.67    1,533,333.34
Investor Additional Amounts Due                                   0.00               0.00                  0.00            0.00
Total Due                                                 7,022,617.49         699,953.54            838,963.71    8,561,534.74
Reallocated Investor Finance Charge Collections                                                                   17,283,348.35
Interest and Principal Funding Investment Proceeds                                                                         0.00
Interest on Reserve Account                                                                                                0.00
Series Adjusted Portfolio Yield                                                                                         19.5321%
Base Rate                                                                                                                7.4980%
Excess Spread Percentage                                                                                                11.3763%

C. CERTIFICATES - BALANCES AND DISTRIBUTIONS              CLASS A            CLASS B       COLLATERAL INTEREST       TOTAL
--------------------------------------------------  ------------------  -----------------  --------------------  --------------
Beginning Certificates Balance                         759,000,000.00       73,600,000.00        87,400,000.00   920,000,000.00
Interest Distributions                                   3,683,680.00          376,177.78           454,480.00     4,514,337.78
Principal Deposits - Prin. Funding Account                       0.00                0.00                 0.00             0.00
Principal Distributions                                          0.00                0.00                 0.00             0.00
Total Distributions                                      3,683,680.00          376,177.78           454,480.00     4,514,337.78
Ending Certificates Balance                            759,000,000.00       73,600,000.00        87,400,000.00   920,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

   1.  Total amount of the distribution:                         $          4.85

   2.  Amount of the distribution in respect of Class A Monthly
       Interest:                                                 $          4.85

   3.  Amount of the distribution in respect of Class A
       Outstanding Monthly Interest:                             $          0.00

   4.  Amount of the distribution in respect of Class A
       Additional Interest:                                      $          0.00

   5.  Amount of the distribution in respect of Class A
       Principal:                                                $          0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A
   Investor Charge-Offs on such Distribution Date.

   1.  Total amount of Class A Investor Charge-Offs:             $          0.00

   2.  Amount of Class A Investor Charge-Offs per $1,000
       original certificate principal amount:                    $          0.00

   3.  Total amount reimbursed in respect of Class A Investor
       Charge-Offs:                                              $          0.00

   4.  Amount reimbursed in respect of Class A Investor
       Charge-Offs per $1,000 original certificate principal
       amount:                                                   $          0.00

   5.  The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A
       Invested Amount after giving effect to all transactions
       on such Distribution Date:                                $          0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

   1.  The total amount of the distribution:                     $          5.11

   2.  Amount of the distribution in respect of Class B Monthly
       Interest:                                                 $          5.11

   3.  Amount of the distribution in respect of Class B
       Outstanding Monthly Interest:                             $          0.00

   4.  Amount of the distribution in respect of Class B
       Additional Interest:                                      $          0.00

   5.  Amount of the distribution in respect of Class B
       Principal:                                                $          0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B
   Invested Amount on such Distribution Date.

   1.  The amount of reductions in Class B Invested Amount
       pursuant to clauses (c), (d), and (e) of the definition
       of Class B Invested Amount:                               $          0.00

   2.  The amount of reductions in the Class B Invested Amount set forth in paragraph 1 above, per $1,000 original
       certificate principal amount:                             $          0.00

   3.  The total amount reimbursed in respect of such
       reductions in the Class B Invested Amount:                $          0.00

   4.  The amount set forth in paragraph 3 above, per $1,000
       original certificate principal amount:                    $          0.00

   5.  The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B
       Invested Amount after giving effect to all transactions
       on such Distribution Date:                                $          0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

   1.  Total amount distributed to the Collateral Interest
       Holder:                                                   $    454,480.00

   2.  Amount distributed in respect of Collateral Monthly
       Interest:                                                 $    454,480.00

   3.  Amount distributed in respect of Collateral Additional
       Interest:                                                 $          0.00

   4.  The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested
       Amount:                                                   $          0.00

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral
   Invested Amount.

   1.  The amount of reductions in the Collateral Invested
       Amount pursuant to clauses (c), (d), and (e) of the
       definition of Collateral Invested Amount:                 $          0.00

   2.  The total amount reimbursed in respect of such
       reductions in the Collateral Invested Amount:             $          0.00

J. Application of Reallocated Investor Finance Charge
   Collections.

   1.  Class A Available Funds:                                  $ 14,258,762.39

       a.  Class A Monthly Interest:                             $  3,683,680.00
       b.  Class A Outstanding Monthly Interest:                 $          0.00
       c.  Class A Additional Interest:                          $          0.00
       d.  Class A Investor Default Amount
           (Treated as Available Principal Collections):         $  2,073,937.49
       e.  Excess Spread:                                        $  8,501,144.90

   2.  Class B Available Funds:                                  $  1,382,667.87

       a.  Class B Monthly Interest:                             $    376,177.78
       b.  Class B Outstanding Monthly Interest:                 $          0.00
       c.  Class B Additional Interest:                          $          0.00
       d.  Excess Spread:                                        $  1,006,490.09

   3.  Collateral Available Funds:                               $  1,641,918.09

       a. Excess Spread:                                         $  1,641,918.09

   4.  Total Excess Spread:                                      $ 11,149,553.08

K. Reallocated Principal Collections.

   1.  Principal Allocation Percentage:                                  62.9862%

   2.  Series 2003-1 Allocable Principal Collections:            $367,127,245.45

   3.  Principal Allocation Percentage of Series 2003-1
       Allocable Principal Collections:                          $231,239,610.99

   4.  Reallocated Principal Collections Required to fund the
       Required Amount:                                          $          0.00

   5.  Item 3 minus item 4:                                      $231,239,610.99

   6.  Shared Principal Collections from other Series allocated
       to Series 2003-1:                                         $          0.00

   7.  Other amounts Treated as Available Principal
       Collections:                                              $  2,513,863.62

   8.  Available Principal Collections (total of 5., 6. & 7.):   $233,753,474.61

L. Application of Available Principal Collections during
   Revolving Period.

   1.  Collateral Invested Amount:                               $ 87,400,000.00

   2.  Required Collateral Invested Amount:                      $ 87,400,000.00

   3.  Excess of Collateral Invested Amount over Required
       Collateral Invested Amount:                               $          0.00

   4.  Treated as Shared Principal Collections:                  $233,753,474.61

M. Application of Principal Collections During Accumulation or
   Amortization Period.

   1.  Principal Funding Account:                                $          0.00

   2.  Excess of Collateral Invested Amount over Required
       Collateral Invested Amount:                               $          0.00

   3.  Principal Distribution:                                   $          0.00

   4.  Treated as Shared Principal Collections:                  $          0.00

N. Application of Excess Spread and Excess Finance Charge
   Collections Allocated to Series 2003-1.

   1.  Excess Spread:                                            $ 11,149,553.08

   2.  Excess Finance Charge Collections:                        $          0.00

   3.  Applied to fund Class A Required Amount:                  $          0.00

   4.  Class A Investor Charge-Offs treated as Available
       Principal Collections:                                    $          0.00

   5.  Applied to fund Class B overdue Interest:                 $          0.00

   6.  Applied to fund Class B Required Amount:                  $    201,109.09

   7.  Reduction of Class B Invested Amount treated as
       Available Principal Collections:                          $          0.00

   8.  Applied to Collateral Monthly Interest:                   $    454,480.00

   9.  Applied to unpaid Monthly Servicing Fee:                  $  1,533,333.34

   10. Collateral Default Amount treated as Available Principal
       Collections:                                              $    238,817.04

   11. Reduction of Collateral Invested Amount treated as
       Available Principal Collections:                          $          0.00

   12. Deposited to Reserve Account:                             $          0.00

   13. Applied to other amounts owed to Collateral Interest
       Holder:                                                   $          0.00

   14. Balance:                                                  $  8,721,813.61

O. Yield and Base Rate.

   1.  Base Rate:

       a.  Current Monthly Period:                                        7.4980%
       b.  Prior Monthly Period:                                          7.5943%
       c.  Second Prior Monthly Period:                                   7.5943%

   2.  Three Month Average Base Rate:                                     7.5622%

   3.  Series Adjusted Portfolio Yield:

       a.  Current Monthly Period:                                       19.5321%
       b.  Prior Monthly Period:                                         18.6778%
       c.  Second Prior Monthly Period:                                  19.9510%

   4.  Three Month Average Series Adjusted Portfolio Yield:              19.3870%

   5.  Is the 3 month average series adjusted portfolio yield
       more than the 3 month average base rate:                              Yes

SERIES 2003-2 CERTIFICATES

                                                                          TOTAL INVESTOR
A. INVESTOR/TRANSFEROR ALLOCATIONS                  SERIES ALLOCATIONS       INTEREST      TRANSFERORS INTEREST
--------------------------------------------------  ------------------  -----------------  --------------------
Beginning Invested /Transferor Amount                 1,746,413,463.82   1,100,000,000.00        646,413,463.82
Beginning Adjusted Invested Amount                                 N/A   1,100,000,000.00                   N/A
Floating Allocation Percentage                                     N/A            62.9862%              37.0138%
Principal Allocation Percentage                                    N/A            62.9862%              37.0138%
Collections of Finance Chg. Receivables                  32,739,836.33      20,621,588.59         12,118,247.74
Collections of Principal Receivables                    438,956,489.12     276,482,143.57        162,474,345.55
Defaulted Amount                                          4,772,005.75       3,005,706.51          1,766,299.24
Ending Invested / Transferor Amounts                  1,842,256,516.26   1,100,000,000.00        742,256,516.26

B. MONTHLY PERIOD FUNDING REQUIREMENTS                    CLASS A            CLASS B        COLLATERAL INTEREST        TOTAL
--------------------------------------------------  ------------------  -----------------  --------------------  ----------------
Principal Funding Account                                         0.00               0.00                  0.00              0.00
Investment Proceeds for Monthly Period                            0.00               0.00                  0.00              0.00
Reserve Account Opening Balance                                   0.00               0.00                  0.00              0.00
Reserve Account Deposit                                           0.00               0.00                  0.00              0.00
Reserve Draw Amount                                               0.00               0.00                  0.00              0.00
Reserve Account Surplus                                           0.00               0.00                  0.00              0.00
Reserve Account Closing Balance                                   0.00               0.00                  0.00              0.00
LIBOR Determination Date                             December 13, 2006  December 13, 2006     December 13, 2006
Coupon December 15, 2006 - January 15, 2007                     5.4600%            5.7200%               5.8500%
                                                          4,404,400.00         447,431.11            543,400.00      5,395,231.11
Monthly Interest Due
Outstanding Monthly Interest Due                                  0.00               0.00                  0.00              0.00
Additional Interest Due                                           0.00               0.00                  0.00              0.00
Total Interest Due                                        4,404,400.00         447,431.11            543,400.00      5,395,231.11
Investor Default Amount                                   2,479,707.87         240,456.52            285,542.12      3,005,706.51
Investor Monthly Fees Due                                 1,512,500.00         146,666.67            174,166.67      1,833,333.34
Investor Additional Amounts Due                                   0.00               0.00                  0.00              0.00
Total Due                                                 8,396,607.87         834,554.30          1,003,108.79     10,234,270.96
Reallocated Investor Finance Charge Collections                                                                     20,662,526.36
Interest and Principal Funding Investment Proceeds                                                                           0.00
Interest on Reserve Account                                                                                                  0.00
Series Adjusted Portfolio Yield                                                                                           19.5295%
Base Rate                                                                                                                  7.4955%
Excess Spread Percentage                                                                                                  11.3763%

C. CERTIFICATES - BALANCES AND DISTRIBUTIONS              CLASS A            CLASS B        COLLATERAL INTEREST        TOTAL
--------------------------------------------------  ------------------  -----------------  --------------------  ----------------
Beginning Certificates Balance                          907,500,000.00      88,000,000.00        104,500,000.00  1,100,000,000.00
Interest Distributions                                    4,404,400.00         447,431.11            543,400.00      5,395,231.11
Principal Deposits - Prin. Funding Account                        0.00               0.00                  0.00              0.00
Principal Distributions                                           0.00               0.00                  0.00              0.00
Total Distributions                                       4,404,400.00         447,431.11            543,400.00      5,395,231.11
Ending Certificates Balance                             907,500,000.00      88,000,000.00        104,500,000.00  1,100,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

   1.  Total amount of the distribution:                         $          4.85

   2.  Amount of the distribution in respect of Class A Monthly
       Interest:                                                 $          4.85

   3.  Amount of the distribution in respect of Class A
       Outstanding Monthly Interest:                             $          0.00

   4.  Amount of the distribution in respect of Class A
       Additional Interest:                                      $          0.00

   5.  Amount of the distribution in respect of Class A
       Principal:                                                $          0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A
   Investor Charge-Offs on such Distribution Date.

   1.  Total amount of Class A Investor Charge-Offs:             $          0.00

   2.  Amount of Class A Investor Charge-Offs per $1,000
       original certificate principal amount:                    $          0.00

   3.  Total amount reimbursed in respect of Class A Investor
       Charge-Offs:                                              $          0.00

   4.  Amount reimbursed in respect of Class A Investor
       Charge-Offs per $1,000 original certificate principal
       amount:                                                   $          0.00

   5.  The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A
       Invested Amount after giving effect to all transactions
       on such Distribution Date:                                $          0.00

F. Information regarding distributions in respect of the Class
   B Certificates, per $1,000 original certificate principal amount.

   1.  The total amount of the distribution:                     $          5.08

   2.  Amount of the distribution in respect of Class B Monthly
       Interest:                                                 $          5.08

   3.  Amount of the distribution in respect of Class B
       Outstanding Monthly Interest:                             $          0.00

   4.  Amount of the distribution in respect of Class B
       Additional Interest:                                      $          0.00

   5.  Amount of the distribution in respect of Class B
       Principal:                                                $          0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B
   Invested Amount on such Distribution Date.

   1.  The amount of reductions in Class B Invested Amount
       pursuant to clauses (c), (d), and (e) of the definition
       of Class B Invested Amount:                               $          0.00

   2.  The amount of reductions in the Class B Invested Amount set forth in paragraph 1 above, per $1,000 original
       certificate principal amount:                             $          0.00

   3.  The total amount reimbursed in respect of such
       reductions in the Class B Invested Amount:                $          0.00

   4.  The amount set forth in paragraph 3 above, per $1,000
       original certificate principal amount:                    $          0.00

   5.  The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B
       Invested Amount after giving effect to all transactions
       on such Distribution Date:                                $          0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

   1.  Total amount distributed to the Collateral Interest
       Holder:                                                   $    543,400.00

   2.  Amount distributed in respect of Collateral Monthly
       Interest:                                                 $    543,400.00

   3.  Amount distributed in respect of Collateral Additional
       Interest:                                                 $          0.00

   4.  The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested
       Amount:                                                   $          0.00

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral
   Invested Amount.

   1.  The amount of reductions in the Collateral Invested
       Amount pursuant to clauses (c), (d), and (e) of the
       definition of Collateral Invested Amount:                 $          0.00

   2.  The total amount reimbursed in respect of such
       reductions in the Collateral Invested Amount:             $          0.00

J. Application of Reallocated Investor Finance Charge
   Collections.

   1.  Class A Available Funds:                                  $ 17,046,584.25

       a. Class A Monthly Interest:                              $  4,404,400.00
       b. Class A Outstanding Monthly Interest:                  $          0.00
       c. Class A Additional Interest:                           $          0.00
       d. Class A Investor Default Amount
          (Treated as Available Principal Collections):          $  2,479,707.87
       e. Excess Spread:                                         $ 10,162,476.38

   2.  Class B Available Funds:                                  $  1,653,002.11

       a. Class B Monthly Interest:                              $    447,431.11
       b. Class B Outstanding Monthly Interest:                  $          0.00
       c. Class B Additional Interest:                           $          0.00
       d. Excess Spread:                                         $  1,205,571.00

   3. Collateral Available Funds:                                $  1,962,940.00

       a. Excess Spread:                                         $  1,962,940.00

   4. Total Excess Spread:                                       $ 13,330,987.38

K. Reallocated Principal Collections.

   1. Principal Allocation Percentage:                                   62.9862%

   2. Series 2003-2 Allocable Principal Collections:             $438,956,489.12

   3.  Principal Allocation Percentage of Series 2003-2
       Allocable Principal Collections:                          $276,482,143.57

   4.  Reallocated Principal Collections Required to fund the
       Required Amount:                                          $          0.00

   5.  Item 3 minus item 4:                                      $276,482,143.57

   6.  Shared Principal Collections from other Series allocated
       to Series 2003-2:                                         $          0.00

   7.  Other amounts Treated as Available Principal
       Collections:                                              $  3,005,706.51

   8.  Available Principal Collections (total of 5., 6. & 7.):   $279,487,850.08

L. Application of Available Principal Collections during
   Revolving Period.

   1.  Collateral Invested Amount:                               $104,500,000.00

   2.  Required Collateral Invested Amount:                      $104,500,000.00

   3.  Excess of Collateral Invested Amount over Required
       Collateral Invested Amount:                               $          0.00

   4.  Treated as Shared Principal Collections:                  $279,487,850.08

M. Application of Principal Collections During Accumulation or
   Amortization Period.

   1.  Principal Funding Account:                                $          0.00

   2.  Excess of Collateral Invested Amount over Required
       Collateral Invested Amount:                               $          0.00

   3.  Principal Distribution:                                   $          0.00

   4.  Treated as Shared Principal Collections:                  $          0.00

N. Application of Excess Spread and Excess Finance Charge
   Collections Allocated to Series 2003-2.

   1.  Excess Spread:                                            $ 13,330,987.38

   2.  Excess Finance Charge Collections:                        $          0.00

   3.  Applied to fund Class A Required Amount:                  $          0.00

   4.  Class A Investor Charge-Offs treated as Available

       Principal Collections:                                    $          0.00

   5.  Applied to fund Class B overdue Interest:                 $          0.00

   6.  Applied to fund Class B Required Amount:                  $    240,456.52

   7.  Reduction of Class B Invested Amount treated as
       Available Principal Collections:                          $          0.00

   8.  Applied to Collateral Monthly Interest:                   $    543,400.00

   9.  Applied to unpaid Monthly Servicing Fee:                  $  1,833,333.34

   10. Collateral Default Amount treated as Available Principal
       Collections:                                              $    285,542.12

   11. Reduction of Collateral Invested Amount treated as
       Available Principal Collections:                          $          0.00

   12. Deposited to Reserve Account:                             $          0.00

   13. Applied to other amounts owed to Collateral Interest
       Holder:                                                   $          0.00

   14. Balance:                                                  $ 10,428,255.40

O. Yield and Base Rate.

   1.  Base Rate:

       a. Current Monthly Period:                                         7.4955%
       b. Prior Monthly Period:                                           7.5918%
       c. Second Prior Monthly Period:                                    7.5918%

   2.  Three Month Average Base Rate:                                     7.5597%

   3.  Series Adjusted Portfolio Yield:

       a. Current Monthly Period:                                        19.5295%
       b. Prior Monthly Period:                                          18.6755%
       c. Second Prior Monthly Period:                                   19.9486%

   4.  Three Month Average Series Adjusted Portfolio Yield:              19.3845%

   5.  Is the 3 month average series adjusted portfolio yield
       more than the 3 month average base rate:                              Yes

SERIES 2003-3 CERTIFICATES

                                                                          TOTAL INVESTOR
A. INVESTOR/TRANSFEROR ALLOCATIONS                  SERIES ALLOCATIONS       INTEREST      TRANSFERORS INTEREST
--------------------------------------------------  ------------------  -----------------  --------------------
Beginning Invested /Transferor Amount                 1,190,736,452.61     750,000,000.00        440,736,452.61
Beginning Adjusted Invested Amount                                 N/A     750,000,000.00                   N/A
Floating Allocation Percentage                                     N/A            62.9862%              37.0138%
Principal Allocation Percentage                                    N/A            62.9862%              37.0138%
Collections of Finance Chg. Receivables                  22,322,615.68      14,060,174.04          8,262,441.64
Collections of Principal Receivables                    299,288,515.31     188,510,552.43        110,777,962.88
Defaulted Amount                                          3,253,640.28       2,049,345.35          1,204,294.93
Ending Invested / Transferor Amounts                  1,256,083,988.36     750,000,000.00        506,083,988.36

B. MONTHLY PERIOD FUNDING REQUIREMENTS                    CLASS A            CLASS B        COLLATERAL INTEREST       TOTAL
--------------------------------------------------  ------------------  -----------------  --------------------  --------------
Principal Funding Account                                         0.00               0.00                  0.00            0.00
Investment Proceeds for Monthly Period                            0.00               0.00                  0.00            0.00
Reserve Account Opening Balance                                   0.00               0.00                  0.00            0.00
Reserve Account Deposit                                           0.00               0.00                  0.00            0.00
Reserve Draw Amount                                               0.00               0.00                  0.00            0.00
Reserve Account Surplus                                           0.00               0.00                  0.00            0.00
Reserve Account Closing Balance                                   0.00               0.00                  0.00            0.00
LIBOR Determination Date                             December 13, 2006  December 13, 2006    December 13, 2006
Coupon December 15, 2006 - January 15, 2007                     5.4600%            5.7000%               5.8500%
                                                          3,003,000.00         304,000.00            370,500.00    3,677,500.00
Monthly Interest Due
Outstanding Monthly Interest Due                                  0.00               0.00                  0.00            0.00
Additional Interest Due                                           0.00               0.00                  0.00            0.00
Total Interest Due                                        3,003,000.00         304,000.00            370,500.00    3,677,500.00
Investor Default Amount                                   1,690,709.91         163,947.63            194,687.81    2,049,345.35
Investor Monthly Fees Due                                 1,031,250.00         100,000.00            118,750.00    1,250,000.00
Investor Additional Amounts Due                                   0.00               0.00                  0.00            0.00
Total Due                                                 5,724,959.91         567,947.63            683,937.81    6,976,845.35
Reallocated Investor Finance Charge Collections                                                                   14,087,019.48
Interest and Principal Funding Investment Proceeds                                                                         0.00
Interest on Reserve Account                                                                                                0.00
Series Adjusted Portfolio Yield                                                                                         19.5278%
Base Rate                                                                                                                7.4939%
Excess Spread Percentage                                                                                                11.3763%

C. CERTIFICATES - BALANCES AND DISTRIBUTIONS              CLASS A            CLASS B        COLLATERAL INTEREST       TOTAL
--------------------------------------------------  ------------------  -----------------  --------------------  --------------
Beginning Certificates Balance                          618,750,000.00      60,000,000.00         71,250,000.00  750,000,000.00
Interest Distributions                                    3,003,000.00         304,000.00            370,500.00    3,677,500.00
Principal Deposits - Prin. Funding Account                        0.00               0.00                  0.00            0.00
Principal Distributions                                           0.00               0.00                  0.00            0.00
Total Distributions                                       3,003,000.00         304,000.00            370,500.00    3,677,500.00
Ending Certificates Balance                             618,750,000.00      60,000,000.00         71,250,000.00  750,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

   1.  Total amount of the distribution:                         $          4.85

   2.  Amount of the distribution in respect of Class A Monthly
       Interest:                                                 $          4.85

   3.  Amount of the distribution in respect of Class A
       Outstanding Monthly Interest:                             $          0.00

   4.  Amount of the distribution in respect of Class A
       Additional Interest:                                      $          0.00

   5.  Amount of the distribution in respect of Class A
       Principal:                                                $          0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A
   Investor Charge-Offs on such Distribution Date.

   1.  Total amount of Class A Investor Charge-Offs:             $          0.00

   2.  Amount of Class A Investor Charge-Offs per $1,000
       original certificate principal amount:                    $          0.00

   3.  Total amount reimbursed in respect of Class A Investor
       Charge-Offs:                                              $          0.00

   4.  Amount reimbursed in respect of Class A Investor
       Charge-Offs per $1,000 original certificate principal
       amount:                                                   $          0.00

   5.  The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A
       Invested Amount after giving effect to all transactions
       on such Distribution Date:                                $          0.00

F. Information regarding distributions in respect of the Class
   B Certificates, per $1,000 original certificate principal amount.

   1.  The total amount of the distribution:                     $          5.07

   2.  Amount of the distribution in respect of Class B Monthly
       Interest:                                                 $          5.07

   3.  Amount of the distribution in respect of Class B
       Outstanding Monthly Interest:                             $          0.00

   4.  Amount of the distribution in respect of Class B
       Additional Interest:                                      $          0.00

   5.  Amount of the distribution in respect of Class B
       Principal:                                                $          0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B
   Invested Amount on such Distribution Date.

   1.  The amount of reductions in Class B Invested Amount
       pursuant to clauses (c), (d), and (e) of the definition
       of Class B Invested Amount:                               $          0.00

   2.  The amount of reductions in the Class B Invested Amount set forth in paragraph 1 above, per $1,000 original
       certificate principal amount:                             $          0.00

   3.  The total amount reimbursed in respect of such
       reductions in the Class B Invested Amount:                $          0.00

   4.  The amount set forth in paragraph 3 above, per $1,000
       original certificate principal amount:                    $          0.00

   5.  The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B
       Invested Amount after giving effect to all transactions
       on such Distribution Date:                                $          0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

   1.  Total amount distributed to the Collateral Interest
       Holder:                                                   $    370,500.00

   2.  Amount distributed in respect of Collateral Monthly
       Interest:                                                 $    370,500.00


   3.  Amount distributed in respect of Collateral Additional
       Interest:                                                 $          0.00

   4.  The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested
       Amount:                                                   $          0.00

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral
   Invested Amount.

   1.  The amount of reductions in the Collateral Invested
       Amount pursuant to clauses (c), (d), and (e) of the
       definition of Collateral Invested Amount:                 $          0.00

   2.  The total amount reimbursed in respect of such
       reductions in the Collateral Invested Amount:             $          0.00

J. Application of Reallocated Investor Finance Charge
   Collections.

   1.  Class A Available Funds:                                  $ 11,621,791.07

       a. Class A Monthly Interest:                              $  3,003,000.00
       b. Class A Outstanding Monthly Interest:                  $          0.00
       c. Class A Additional Interest:                           $          0.00
       d. Class A Investor Default Amount
          (Treated as Available Principal Collections):          $  1,690,709.91
       e. Excess Spread:                                         $  6,928,081.16

   2.  Class B Available Funds:                                  $  1,126,961.56

       a. Class B Monthly Interest:                              $    304,000.00
       b. Class B Outstanding Monthly Interest:                  $          0.00
       c. Class B Additional Interest:                           $          0.00
       d. Excess Spread:                                         $    822,961.56

   3.  Collateral Available Funds:                               $  1,338,266.85

       a. Excess Spread:                                         $  1,338,266.85

   4.  Total Excess Spread:                                      $  9,089,309.57

K. Reallocated Principal Collections.

   1.  Principal Allocation Percentage:                                  62.9862%

   2.  Series 2003-3 Allocable Principal Collections:            $299,288,515.31

   3.  Principal Allocation Percentage of Series 2003-3
       Allocable Principal Collections:                          $188,510,552.43

   4.  Reallocated Principal Collections Required to fund the
       Required Amount:                                          $          0.00

   5.  Item 3 minus item 4:                                      $188,510,552.43

   6.  Shared Principal Collections from other Series allocated
       to Series 2003-3:                                         $          0.00

   7.  Other amounts Treated as Available Principal
       Collections:                                              $  2,049,345.35

   8.  Available Principal Collections (total of 5., 6. & 7.):   $190,559,897.78

L. Application of Available Principal Collections during
   Revolving Period.

   1.  Collateral Invested Amount:                               $ 71,250,000.00

   2.  Required Collateral Invested Amount:                      $ 71,250,000.00

   3.  Excess of Collateral Invested Amount over Required
       Collateral Invested Amount:                               $          0.00

   4.  Treated as Shared Principal Collections:                  $190,559,897.78

M. Application of Principal Collections During Accumulation or
   Amortization Period.

   1.  Principal Funding Account:                                $          0.00

   2.  Excess of Collateral Invested Amount over Required
       Collateral Invested Amount:                               $          0.00

   3.  Principal Distribution:                                   $          0.00

   4.  Treated as Shared Principal Collections:                  $          0.00

N. Application of Excess Spread and Excess Finance Charge
   Collections Allocated to Series 2003-3.

   1.  Excess Spread:                                            $  9,089,309.57

   2.  Excess Finance Charge Collections:                        $          0.00

   3.  Applied to fund Class A Required Amount:                  $          0.00

   4.  Class A Investor Charge-Offs treated as Available
       Principal Collections:                                    $          0.00

   5.  Applied to fund Class B overdue Interest:                 $          0.00

   6.  Applied to fund Class B Required Amount:                  $    163,947.63

   7.  Reduction of Class B Invested Amount treated as
       Available Principal Collections:                          $          0.00

   8.  Applied to Collateral Monthly Interest:                   $    370,500.00

   9.  Applied to unpaid Monthly Servicing Fee:                  $  1,250,000.00

   10. Collateral Default Amount treated as Available Principal
       Collections:                                              $    194,687.81

   11. Reduction of Collateral Invested Amount treated as
       Available Principal Collections:                          $          0.00

   12. Deposited to Reserve Account:                             $          0.00

   13. Applied to other amounts owed to Collateral Interest
       Holder:                                                   $          0.00

   14. Balance:                                                  $  7,110,174.13

O. Yield and Base Rate.

   1.  Base Rate:

       a. Current Monthly Period:                                         7.4939%
       b. Prior Monthly Period:                                           7.5902%
       c. Second Prior Monthly Period:                                    7.5902%

   2.  Three Month Average Base Rate:                                     7.5581%

   3.  Series Adjusted Portfolio Yield:

       a. Current Monthly Period:                                        19.5278%
       b. Prior Monthly Period:                                          18.6739%
       c. Second Prior Monthly Period:                                   19.9470%

   4.  Three Month Average Series Adjusted Portfolio Yield:
                                                                         19.3829%

   5.  Is the 3 month average series adjusted portfolio yield
       more than the 3 month average base rate:                              Yes

SERIES 2004-1 CERTIFICATES

                                                                          TOTAL INVESTOR
A. INVESTOR/TRANSFEROR ALLOCATIONS                  SERIES ALLOCATIONS       INTEREST      TRANSFERORS INTEREST
--------------------------------------------------  ------------------  -----------------  --------------------
Beginning Invested /Transferor Amount                 1,270,118,882.78     800,000,000.00        470,118,882.78
Beginning Adjusted Invested Amount                                 N/A     800,000,000.00                   N/A
Floating Allocation Percentage                                     N/A            62.9862%              37.0138%
Principal Allocation Percentage                                    N/A            62.9862%              37.0138%
Collections of Finance Chg. Receivables                  23,810,790.06      14,997,518.98          8,813,271.08
Collections of Principal Receivables                    319,241,083.00     201,077,922.60        118,163,160.40
Defaulted Amount                                          3,470,549.64       2,185,968.38          1,284,581.26
Ending Invested / Transferor Amounts                  1,339,822,920.91     800,000,000.00        539,822,920.91

B. MONTHLY PERIOD FUNDING REQUIREMENTS                    CLASS A            CLASS B        COLLATERAL INTEREST       TOTAL
--------------------------------------------------  ------------------  -----------------  --------------------  --------------
Principal Funding Account                                         0.00               0.00                  0.00            0.00
Investment Proceeds for Monthly Period                            0.00               0.00                  0.00            0.00
Reserve Account Opening Balance                                   0.00               0.00                  0.00            0.00
Reserve Account Deposit                                           0.00               0.00                  0.00            0.00
Reserve Draw Amount                                               0.00               0.00                  0.00            0.00
Reserve Account Surplus                                           0.00               0.00                  0.00            0.00
Reserve Account Closing Balance                                   0.00               0.00                  0.00            0.00
LIBOR Determination Date                             December 13, 2006  December 13, 2006     December 13, 2006
Coupon December 15, 2006 - January 15, 2007                     5.4300%            5.6000%               5.9000%
                                                          3,224,213.33         298,666.67            377,600.00    3,900,480.00
Monthly Interest Due
Outstanding Monthly Interest Due                                  0.00               0.00                  0.00            0.00
Additional Interest Due                                           0.00               0.00                  0.00            0.00
Total Interest Due                                        3,224,213.33         298,666.67            377,600.00    3,900,480.00
Investor Default Amount                                   1,825,283.60         163,947.63            196,737.15    2,185,968.38
Investor Monthly Fees Due                                 1,113,333.33         100,000.00            120,000.00    1,333,333.33
Investor Additional Amounts Due                                   0.00               0.00                  0.00            0.00
Total Due                                                 6,162,830.26         562,614.30            694,337.15    7,419,781.71
Reallocated Investor Finance Charge Collections                                                                   15,003,967.45
Interest and Principal Funding Investment Proceeds                                                                         0.00
Interest on Reserve Account                                                                                                0.00
Series Adjusted Portfolio Yield                                                                                         19.4940%
Base Rate                                                                                                                7.4623%
Excess Spread Percentage                                                                                                11.3763%

C. CERTIFICATES - BALANCES AND DISTRIBUTIONS              CLASS A            CLASS B        COLLATERAL INTEREST       TOTAL
--------------------------------------------------  ------------------  -----------------  --------------------  --------------
Beginning Certificates Balance                          668,000,000.00      60,000,000.00         72,000,000.00  800,000,000.00
Interest Distributions                                    3,224,213.33         298,666.67            377,600.00    3,900,480.00
Principal Deposits - Prin. Funding Account                        0.00               0.00                  0.00            0.00
Principal Distributions                                           0.00               0.00                  0.00            0.00
Total Distributions                                       3,224,213.33         298,666.67            377,600.00    3,900,480.00
Ending Certificates Balance                             668,000,000.00      60,000,000.00         72,000,000.00  800,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

   1.  Total amount of the distribution:                         $          4.83

   2.  Amount of the distribution in respect of Class A Monthly
       Interest:                                                 $          4.83

   3.  Amount of the distribution in respect of Class A
       Outstanding Monthly Interest:                             $          0.00

   4.  Amount of the distribution in respect of Class A
       Additional Interest:                                      $          0.00

   5.  Amount of the distribution in respect of Class A
       Principal:                                                $          0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A
   Investor Charge-Offs on such Distribution Date.

   1.  Total amount of Class A Investor Charge-Offs:             $          0.00

   2.  Amount of Class A Investor Charge-Offs per $1,000
       original certificate principal amount:                    $          0.00

   3.  Total amount reimbursed in respect of Class A Investor
       Charge-Offs:                                              $          0.00

   4.  Amount reimbursed in respect of Class A Investor
       Charge-Offs per $1,000 original certificate principal
       amount:                                                   $          0.00

   5.  The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A
       Invested Amount after giving effect to all transactions
       on such Distribution Date:                                $          0.00

F. Information regarding distributions in respect of the Class
   B Certificates, per $1,000 original certificate principal amount.

   1.  The total amount of the distribution:                     $          4.98

   2.  Amount of the distribution in respect of Class B Monthly
       Interest:                                                 $          4.98

   3.  Amount of the distribution in respect of Class B
       Outstanding Monthly Interest:                             $          0.00

   4.  Amount of the distribution in respect of Class B
       Additional Interest:                                      $          0.00

   5.  Amount of the distribution in respect of Class B
       Principal:                                                $          0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B
   Invested Amount on such Distribution Date.

   1.  The amount of reductions in Class B Invested Amount
       pursuant to clauses (c), (d), and (e) of the definition
       of Class B Invested Amount:                               $          0.00

   2.  The amount of reductions in the Class B Invested Amount set forth in paragraph 1 above, per $1,000 original
       certificate principal amount:                             $          0.00

   3.  The total amount reimbursed in respect of such
       reductions in the Class B Invested Amount:                $          0.00

   4.  The amount set forth in paragraph 3 above, per $1,000
       original certificate principal amount:                    $          0.00

   5.  The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B
       Invested Amount after giving effect to all transactions
       on such Distribution Date:                                $          0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

   1.  Total amount distributed to the Collateral Interest
       Holder:                                                   $  7,961,785.74

   2.  Amount distributed in respect of Collateral Monthly
       Interest:                                                 $    377,600.00

   3.  Amount distributed in respect of Collateral Additional
       Interest:                                                 $          0.00

   4.  The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested
       Amount:                                                   $          0.00

   5.  Amount distributed to the Collateral Interest Holder in
       respect of remaining excess spread:                       $  7,584,185.74

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral
   Invested Amount.

   1.  The amount of reductions in the Collateral Invested
       Amount pursuant to clauses (c), (d), and (e) of the
       definition of Collateral Invested Amount:                 $          0.00

   2.  The total amount reimbursed in respect of such
       reductions in the Collateral Invested Amount:             $          0.00

J. Application of Reallocated Investor Finance Charge
   Collections.

   1.  Class A Available Funds:                                  $ 12,528,312.82

       a. Class A Monthly Interest:                              $  3,224,213.33
       b. Class A Outstanding Monthly Interest:                  $          0.00
       c. Class A Additional Interest:                           $          0.00
       d. Class A Investor Default Amount
          (Treated as Available Principal Collections):          $  1,825,283.60
       e. Excess Spread:                                         $  7,478,815.89

   2.  Class B Available Funds:                                  $  1,125,297.56

       a. Class B Monthly Interest:                              $    298,666.67
       b. Class B Outstanding Monthly Interest:                  $          0.00
       c. Class B Additional Interest:                           $          0.00
       d. Excess Spread:                                         $    826,630.89

   3.  Collateral Available Funds:                               $  1,350,357.07

       a. Excess Spread:                                         $  1,350,357.07

   4.  Total Excess Spread:                                      $  9,655,803.85

K. Reallocated Principal Collections.

   1.  Principal Allocation Percentage:                                  62.9862%

   2.  Series 2004-1 Allocable Principal Collections:            $319,241,083.00

   3.  Principal Allocation Percentage of Series 2004-1
       Allocable Principal Collections:                          $201,077,922.60

   4.  Reallocated Principal Collections Required to fund the
       Required Amount:                                          $          0.00

   5.  Item 3 minus item 4:                                      $201,077,922.60

   6.  Shared Principal Collections from other Series allocated
       to Series 2004-1:                                         $          0.00

   7.  Other amounts Treated as Available Principal
       Collections:                                              $  2,185,968.38

   8.  Available Principal Collections (total of 5., 6. & 7.):   $203,263,890.98

L. Application of Available Principal Collections during
   Revolving Period.

   1.  Collateral Invested Amount:                               $ 72,000,000.00

   2.  Required Collateral Invested Amount:                      $ 72,000,000.00

   3.  Excess of Collateral Invested Amount over Required
       Collateral Invested Amount:                               $          0.00

   4.  Treated as Shared Principal Collections:                  $203,263,890.98

M. Application of Principal Collections During Accumulation or
   Amortization Period.

   1.  Principal Funding Account:                                $          0.00

   2.  Excess of Collateral Invested Amount over Required
       Collateral Invested Amount:                               $          0.00

   3.  Principal Distribution:                                   $          0.00

   4.  Treated as Shared Principal Collections:                  $          0.00

N. Application of Excess Spread and Excess Finance Charge
   Collections Allocated to Series 2004-1.

   1.  Excess Spread:                                            $  9,655,803.85

   2.  Excess Finance Charge Collections:                        $          0.00

   3.  Applied to fund Class A Required Amount:                  $          0.00

   4.  Class A Investor Charge-Offs treated as Available
       Principal Collections:                                    $          0.00

   5.  Applied to fund Class B overdue Interest:                 $          0.00

   6.  Applied to fund Class B Required Amount:                  $    163,947.63

   7.  Reduction of Class B Invested Amount treated as
       Available Principal Collections:                          $          0.00

   8.  Applied to Collateral Monthly Interest:                   $    377,600.00

   9.  Applied to unpaid Monthly Servicing Fee:                  $  1,333,333.33

   10. Collateral Default Amount treated as Available Principal
       Collections:                                              $    196,737.15

   11. Reduction of Collateral Invested Amount treated as
       Available Principal Collections:                          $          0.00

   12. Deposited to Reserve Account:                             $          0.00

   13. Remaining Excess Spread distributed to Collateral
       Interest Holder:                                          $  7,584,185.74

O. Yield and Base Rate.

   1.  Base Rate:

       a. Current Monthly Period:                                         7.4623%
       b. Prior Monthly Period:                                           7.5586%
       c. Second Prior Monthly Period:                                    7.5586%

   2.  Three Month Average Base Rate:                                     7.5265%

   3.  Series Adjusted Portfolio Yield:

       a. Current Monthly Period:                                        19.4940%
       b. Prior Monthly Period:                                          18.6433%
       c. Second Prior Monthly Period:                                   19.9153%

   4.  Three Month Average Series Adjusted Portfolio Yield:              19.3509%

   5.  Is the 3 month average series adjusted portfolio yield
       more than the 3 month average base rate:                              Yes

SERIES 2004-2 CERTIFICATES

                                                                          TOTAL INVESTOR
A. INVESTOR/TRANSFEROR ALLOCATIONS                  SERIES ALLOCATIONS       INTEREST      TRANSFERORS INTEREST
--------------------------------------------------  ------------------  -----------------  --------------------
Beginning Invested /Transferor Amount                   635,059,441.39     400,000,000.00        235,059,441.39
Beginning Adjusted Invested Amount                                 N/A     400,000,000.00                   N/A
Floating Allocation Percentage                                     N/A            62.9862%              37.0138%
Principal Allocation Percentage                                    N/A            62.9862%              37.0138%
Collections of Finance Chg. Receivables                  11,905,395.03       7,498,759.49          4,406,635.54
Collections of Principal Receivables                    159,620,541.50     100,538,961.30         59,081,580.20
Defaulted Amount                                          1,735,274.82       1,092,984.19            642,290.63
Ending Invested / Transferor Amounts                    669,911,460.46     400,000,000.00        269,911,460.46

B. MONTHLY PERIOD FUNDING REQUIREMENTS                    CLASS A            CLASS B        COLLATERAL INTEREST       TOTAL
--------------------------------------------------  ------------------  -----------------  --------------------  --------------
Principal Funding Account                                         0.00               0.00                  0.00            0.00
Investment Proceeds for Monthly Period                            0.00               0.00                  0.00            0.00
Reserve Account Opening Balance                                   0.00               0.00                  0.00            0.00
Reserve Account Deposit                                           0.00               0.00                  0.00            0.00
Reserve Draw Amount                                               0.00               0.00                  0.00            0.00
Reserve Account Surplus                                           0.00               0.00                  0.00            0.00
Reserve Account Closing Balance                                   0.00               0.00                  0.00            0.00
LIBOR Determination Date                             December 13, 2006  December 13, 2006    December 13, 2006
Coupon December 15, 2006 - January 15, 2007                     5.5200%            5.7200%               6.0200%
                                                          1,638,826.67         152,533.33            192,640.00    1,984,000.00
Monthly Interest Due
Outstanding Monthly Interest Due                                  0.00               0.00                  0.00            0.00
Additional Interest Due                                           0.00               0.00                  0.00            0.00
Total Interest Due                                        1,638,826.67         152,533.33            192,640.00    1,984,000.00
Investor Default Amount                                     912,641.80          81,973.81             98,368.58    1,092,984.19
Investor Monthly Fees Due                                   556,666.67          50,000.00             60,000.00      666,666.67
Investor Additional Amounts Due                                   0.00               0.00                  0.00            0.00
Total Due                                                 3,108,135.14         284,507.14            351,008.58    3,743,650.86
Reallocated Investor Finance Charge Collections                                                                    7,535,743.73
Interest and Principal Funding Investment Proceeds                                                                         0.00
Interest on Reserve Account                                                                                                0.00
Series Adjusted Portfolio Yield                                                                                         19.5967%
Base Rate                                                                                                                7.5585%
Excess Spread Percentage                                                                                                11.3763%

C. CERTIFICATES - BALANCES AND DISTRIBUTIONS              CLASS A            CLASS B        COLLATERAL INTEREST       TOTAL
--------------------------------------------------  ------------------  -----------------  --------------------  --------------
Beginning Certificates Balance                          334,000,000.00      30,000,000.00         36,000,000.00  400,000,000.00
Interest Distributions                                    1,638,826.67         152,533.33            192,640.00    1,984,000.00
Principal Deposits - Prin. Funding Account                        0.00               0.00                  0.00            0.00
Principal Distributions                                           0.00               0.00                  0.00            0.00
Total Distributions                                       1,638,826.67         152,533.33            192,640.00    1,984,000.00
Ending Certificates Balance                             334,000,000.00      30,000,000.00         36,000,000.00  400,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

   1.  Total amount of the distribution:                         $          4.91

   2.  Amount of the distribution in respect of Class A Monthly
       Interest:                                                 $          4.91

   3.  Amount of the distribution in respect of Class A
       Outstanding Monthly Interest:                             $          0.00

   4.  Amount of the distribution in respect of Class A
       Additional Interest:                                      $          0.00

   5.  Amount of the distribution in respect of Class A
       Principal:                                                $          0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A
   Investor Charge-Offs on such Distribution Date.

   1.  Total amount of Class A Investor Charge-Offs:             $          0.00

   2.  Amount of Class A Investor Charge-Offs per $1,000
       original certificate principal amount:                    $          0.00

   3.  Total amount reimbursed in respect of Class A Investor
       Charge-Offs:                                              $          0.00

   4.  Amount reimbursed in respect of Class A Investor
       Charge-Offs per $1,000 original certificate principal
       amount:                                                   $          0.00

   5.  The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A
       Invested Amount after giving effect to all transactions
       on such Distribution Date:                                $          0.00

F. Information regarding distributions in respect of the Class
   B Certificates, per $1,000 original certificate principal amount.

   1.  The total amount of the distribution:                     $          5.08

   2.  Amount of the distribution in respect of Class B Monthly
       Interest:                                                 $          5.08

   3.  Amount of the distribution in respect of Class B
       Outstanding Monthly Interest:                             $          0.00

   4.  Amount of the distribution in respect of Class B
       Additional Interest:                                      $          0.00

   5.  Amount of the distribution in respect of Class B
       Principal:                                                $          0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B
   Invested Amount on such Distribution Date.

   1.  The amount of reductions in Class B Invested Amount
       pursuant to clauses (c), (d), and (e) of the definition
       of Class B Invested Amount:                               $          0.00

   2.  The amount of reductions in the Class B Invested Amount set forth in paragraph 1 above, per $1,000 original
       certificate principal amount:                             $          0.00

   3.  The total amount reimbursed in respect of such
       reductions in the Class B Invested Amount:                $          0.00

   4.  The amount set forth in paragraph 3 above, per $1,000
       original certificate principal amount:                    $          0.00

   5.  The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B
       Invested Amount after giving effect to all transactions
       on such Distribution Date:                                $          0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

   1.  Total amount distributed to the Collateral Interest
       Holder:                                                   $  3,984,732.87

   2.  Amount distributed in respect of Collateral Monthly
       Interest:                                                 $    192,640.00

   3.  Amount distributed in respect of Collateral Additional
       Interest:                                                 $          0.00

   4.  The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested
       Amount:                                                   $          0.00

   5.  Amount distributed to the Collateral Interest Holder in
       respect of remaining excess spread:                       $  3,792,092.87

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral
   Invested Amount.

   1.  The amount of reductions in the Collateral Invested
       Amount pursuant to clauses (c), (d), and (e) of the
       definition of Collateral Invested Amount:                 $          0.00

   2.  The total amount reimbursed in respect of such
       reductions in the Collateral Invested Amount:             $          0.00

J. Application of Reallocated Investor Finance Charge
   Collections.

   1.  Class A Available Funds:                                  $  6,292,346.01

       a. Class A Monthly Interest:                              $  1,638,826.67
       b. Class A Outstanding Monthly Interest:                  $          0.00
       c. Class A Additional Interest:                           $          0.00
       d. Class A Investor Default Amount
          (Treated as Available Principal Collections):          $    912,641.80
       e. Excess Spread:                                         $  3,740,877.54

   2.  Class B Available Funds:                                  $    565,180.78

       a. Class B Monthly Interest:                              $    152,533.33
       b. Class B Outstanding Monthly Interest:                  $          0.00
       c. Class B Additional Interest:                           $          0.00
       d. Excess Spread:                                         $    412,647.45

   3.  Collateral Available Funds:                               $    678,216.94

       a. Excess Spread:                                         $    678,216.94

   4.  Total Excess Spread:                                      $  4,831,741.93

K. Reallocated Principal Collections.

   1.  Principal Allocation Percentage:                                  62.9862%

   2.  Series 2004-2 Allocable Principal Collections:            $159,620,541.50

   3.  Principal Allocation Percentage of Series 2004-2
       Allocable Principal Collections:                          $100,538,961.30

   4.  Reallocated Principal Collections Required to fund the
       Required Amount:                                          $          0.00

   5.  Item 3 minus item 4:                                      $100,538,961.30

   6.  Shared Principal Collections from other Series allocated
       to Series 2004-2:                                         $          0.00

   7.  Other amounts Treated as Available Principal
       Collections:                                              $  1,092,984.19

   8.  Available Principal Collections (total of 5., 6. & 7.):   $101,631,945.49

L. Application of Available Principal Collections during
   Revolving Period.

   1.  Collateral Invested Amount:                               $ 36,000,000.00

   2.  Required Collateral Invested Amount:                      $ 36,000,000.00

   3.  Excess of Collateral Invested Amount over Required
       Collateral Invested Amount:                               $          0.00

   4.  Treated as Shared Principal Collections:                  $101,631,945.49

M. Application of Principal Collections During Accumulation or
   Amortization Period.

   1.  Principal Funding Account:                                $          0.00

   2.  Excess of Collateral Invested Amount over Required
       Collateral Invested Amount:                               $          0.00

   3.  Principal Distribution:                                   $          0.00

   4.  Treated as Shared Principal Collections:                  $          0.00

N. Application of Excess Spread and Excess Finance Charge
   Collections Allocated to Series 2004-2.

   1.  Excess Spread:                                            $  4,831,741.93

   2.  Excess Finance Charge Collections:                        $          0.00

   3.  Applied to fund Class A Required Amount:                  $          0.00

   4.  Class A Investor Charge-Offs treated as Available
       Principal Collections:                                    $          0.00

   5.  Applied to fund Class B overdue Interest:                 $          0.00

   6.  Applied to fund Class B Required Amount:                  $     81,973.81

   7.  Reduction of Class B Invested Amount treated as
       Available Principal Collections:                          $          0.00

   8.  Applied to Collateral Monthly Interest:                   $    192,640.00

   9.  Applied to unpaid Monthly Servicing Fee:                  $    666,666.67

   10. Collateral Default Amount treated as Available Principal
       Collections:                                              $     98,368.58

   11. Reduction of Collateral Invested Amount treated as
       Available Principal Collections:                          $          0.00

   12. Deposited to Reserve Account:                             $          0.00

   13. Remaining Excess Spread distributed to Collateral
       Interest Holder:                                          $  3,792,092.87

O. Yield and Base Rate.

   1.  Base Rate:

       a. Current Monthly Period:                                         7.5585%
       b. Prior Monthly Period:                                           7.6549%
       c. Second Prior Monthly Period:                                    7.6549%

   2.  Three Month Average Base Rate:                                     7.6228%

   3.  Series Adjusted Portfolio Yield:

       a. Current Monthly Period:                                        19.5967%
       b. Prior Monthly Period:                                          18.7364%
       c. Second Prior Monthly Period:                                   20.0116%

   4.  Three Month Average Series Adjusted Portfolio Yield:              19.4483%

   5.  Is the 3 month average series adjusted portfolio yield
       more than the 3 month average base rate:                              Yes

SERIES 2004-3 CERTIFICATES

                                                                          TOTAL INVESTOR
A. INVESTOR/TRANSFEROR ALLOCATIONS                  SERIES ALLOCATIONS       INTEREST       TRANSFERORS INTEREST
--------------------------------------------------  ------------------  -----------------   --------------------
Beginning Invested /Transferor Amount                   952,589,162.09     600,000,000.00         352,589,162.09
Beginning Adjusted Invested Amount                                 N/A     600,000,000.00                    N/A
Floating Allocation Percentage                                     N/A            62.9862%               37.0138%
Principal Allocation Percentage                                    N/A            62.9862%               37.0138%
Collections of Finance Chg. Receivables                  17,858,092.54      11,248,139.23           6,609,953.31
Collections of Principal Receivables                    239,430,812.25     150,808,441.95          88,622,370.30
Defaulted Amount                                          2,602,912.23       1,639,476.28             963,435.95
Ending Invested / Transferor Amounts                  1,004,867,190.69     600,000,000.00         404,867,190.69

B. MONTHLY PERIOD FUNDING REQUIREMENTS                    CLASS A            CLASS B         COLLATERAL INTEREST       TOTAL
--------------------------------------------------  ------------------  -----------------   --------------------   -------------
Principal Funding Account                                         0.00               0.00                   0.00            0.00
Investment Proceeds for Monthly Period                            0.00               0.00                   0.00            0.00
Reserve Account Opening Balance                                   0.00               0.00                   0.00            0.00
Reserve Account Deposit                                           0.00               0.00                   0.00            0.00
Reserve Draw Amount                                               0.00               0.00                   0.00            0.00
Reserve Account Surplus                                           0.00               0.00                   0.00            0.00
Reserve Account Closing Balance                                   0.00               0.00                   0.00            0.00
LIBOR Determination Date                             December 13, 2006  December 13, 2006      December 13, 2006
Coupon December 15, 2006 - January 15, 2007                     4.3500%            4.5500%                5.8200%
                                                          1,892,250.00         113,750.00             248,320.00    2,254,320.00
Monthly Interest Due
Outstanding Monthly Interest Due                                  0.00               0.00                   0.00            0.00
Additional Interest Due                                           0.00               0.00                   0.00            0.00
Total Interest Due                                        1,892,250.00         113,750.00             248,320.00    2,254,320.00
Investor Default Amount                                   1,426,344.36          81,973.81             131,158.10    1,639,476.28
Investor Monthly Fees Due                                   870,000.00          50,000.00              80,000.00    1,000,000.00
Investor Additional Amounts Due                                   0.00               0.00                   0.00            0.00
Total Due                                                 4,188,594.36         245,723.81             459,478.10    4,893,796.27
Reallocated Investor Finance Charge Collections                                                                    11,049,648.33
Interest and Principal Funding Investment Proceeds                                                                          0.00
Interest on Reserve Account                                                                                                 0.00
Series Adjusted Portfolio Yield                                                                                          19.0817%
Base Rate                                                                                                                 6.1866%
Excess Spread Percentage                                                                                                 12.3117%

C. CERTIFICATES - BALANCES AND DISTRIBUTIONS              CLASS A            CLASS B         COLLATERAL INTEREST       TOTAL
--------------------------------------------------  ------------------  -----------------   --------------------   -------------
Beginning Certificates Balance                          522,000,000.00      30,000,000.00          48,000,000.00  600,000,000.00
Interest Distributions                                    1,892,250.00         113,750.00             248,320.00    2,254,320.00
Principal Deposits - Prin. Funding Account                        0.00               0.00                   0.00            0.00
Principal Distributions                                           0.00               0.00                   0.00            0.00
Total Distributions                                       1,892,250.00         113,750.00             248,320.00    2,254,320.00
Ending Certificates Balance                             522,000,000.00      30,000,000.00          48,000,000.00  600,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

   1.  Total amount of the distribution:                         $          3.63

   2.  Amount of the distribution in respect of Class A Monthly
       Interest:                                                 $          3.63

   3.  Amount of the distribution in respect of Class A
       Outstanding Monthly Interest:                             $          0.00

   4.  Amount of the distribution in respect of Class A
       Additional Interest:                                      $          0.00

   5.  Amount of the distribution in respect of Class A
       Principal:                                                $          0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A
   Investor Charge-Offs on such Distribution Date.

   1.  Total amount of Class A Investor Charge-Offs:             $          0.00

   2.  Amount of Class A Investor Charge-Offs per $1,000
       original certificate principal amount:                    $          0.00

   3.  Total amount reimbursed in respect of Class A Investor
       Charge-Offs:                                              $          0.00

   4.  Amount reimbursed in respect of Class A Investor
       Charge-Offs per $1,000 original certificate principal
       amount:                                                   $          0.00

   5.  The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A
       Invested Amount after giving effect to all transactions
       on such Distribution Date:                                $          0.00

F. Information regarding distributions in respect of the Class
   B Certificates, per $1,000 original certificate principal amount.

   1.  The total amount of the distribution:                     $          3.79

   2.  Amount of the distribution in respect of Class B Monthly
       Interest:                                                 $          3.79

   3.  Amount of the distribution in respect of Class B
       Outstanding Monthly Interest:                             $          0.00

   4.  Amount of the distribution in respect of Class B
       Additional Interest:                                      $          0.00

   5.  Amount of the distribution in respect of Class B
       Principal:                                                $          0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B
   Invested Amount on such Distribution Date.

   1.  The amount of reductions in Class B Invested Amount
       pursuant to clauses (c), (d), and (e) of the definition
       of Class B Invested Amount:                               $          0.00

   2.  The amount of reductions in the Class B Invested Amount set forth in paragraph 1 above, per $1,000 original
       certificate principal amount:                             $          0.00

   3.  The total amount reimbursed in respect of such
       reductions in the Class B Invested Amount:                $          0.00

   4.  The amount set forth in paragraph 3 above, per $1,000
       original certificate principal amount:                    $          0.00

   5.  The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B
       Invested Amount after giving effect to all transactions
       on such Distribution Date:                                $          0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

   1.  Total amount distributed to the Collateral Interest
       Holder:                                                   $  6,404,172.07

   2.  Amount distributed in respect of Collateral Monthly
       Interest:                                                 $    248,320.00

   3.  Amount distributed in respect of Collateral Additional
       Interest:                                                 $          0.00

   4.  The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested
       Amount:                                                   $          0.00

   5.  Amount distributed to the Collateral Interest Holder in
       respect of remaining excess spread:                       $  6,155,852.07

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral
   Invested Amount.

   1.  The amount of reductions in the Collateral Invested
       Amount pursuant to clauses (c), (d), and (e) of the
       definition of Collateral Invested Amount:                 $          0.00

   2.  The total amount reimbursed in respect of such
       reductions in the Collateral Invested Amount:             $          0.00

J. Application of Reallocated Investor Finance Charge
   Collections.

   1.  Class A Available Funds:                                  $  9,613,194.05

       a.  Class A Monthly Interest:                             $  1,892,250.00
       b.  Class A Outstanding Monthly Interest:                 $          0.00
       c.  Class A Additional Interest:                          $          0.00
       d.  Class A Investor Default Amount
           (Treated as Available Principal Collections):         $  1,426,344.36
       e.  Excess Spread:                                        $  6,294,599.69

   2.  Class B Available Funds:                                  $    552,482.42

       a.  Class B Monthly Interest:                             $    113,750.00
       b.  Class B Outstanding Monthly Interest:                 $          0.00
       c.  Class B Additional Interest:                          $          0.00
       d.  Excess Spread:                                        $    438,732.42

   3.  Collateral Available Funds:                               $    883,971.87

       a. Excess Spread:                                         $    883,971.87

   4.  Total Excess Spread:                                      $  7,617,303.98

K. Reallocated Principal Collections.

   1.  Principal Allocation Percentage:                                  62.9862%

   2.  Series 2004-3 Allocable Principal Collections:            $239,430,812.25

   3.  Principal Allocation Percentage of Series 2004-3
       Allocable Principal Collections:                          $150,808,441.95

   4.  Reallocated Principal Collections Required to fund the
       Required Amount:                                          $          0.00

   5.  Item 3 minus item 4:                                      $150,808,441.95

   6.  Shared Principal Collections from other Series allocated
       to Series 2004-3:                                         $          0.00

   7.  Other amounts Treated as Available Principal
       Collections:                                              $  1,639,476.27

   8.  Available Principal Collections (total of 5., 6. & 7.):   $152,447,918.22

L. Application of Available Principal Collections during
   Revolving Period.

   1.  Collateral Invested Amount:                               $ 48,000,000.00

   2.  Required Collateral Invested Amount:                      $ 48,000,000.00

   3.  Excess of Collateral Invested Amount over Required
       Collateral Invested Amount:                               $          0.00

   4.  Treated as Shared Principal Collections:                  $152,447,918.22

M. Application of Principal Collections During Accumulation or
   Amortization Period.

   1.  Principal Funding Account:                                $          0.00

   2.  Excess of Collateral Invested Amount over Required
       Collateral Invested Amount:                               $          0.00

   3.  Principal Distribution:                                   $          0.00

   4.  Treated as Shared Principal Collections:                  $          0.00

N. Application of Excess Spread and Excess Finance Charge
   Collections Allocated to Series 2004-3.

   1.  Excess Spread:                                            $  7,617,303.98

   2.  Excess Finance Charge Collections:                        $          0.00

   3.  Applied to fund Class A Required Amount:                  $          0.00

   4.  Class A Investor Charge-Offs treated as Available
       Principal Collections:                                    $          0.00

   5.  Applied to fund Class B overdue Interest:                 $          0.00

   6.  Applied to fund Class B Required Amount:                  $     81,973.81

   7.  Reduction of Class B Invested Amount treated as
       Available Principal Collections:                          $          0.00

   8.  Applied to Collateral Monthly Interest:                   $    248,320.00

   9.  Applied to unpaid Monthly Servicing Fee:                  $  1,000,000.00

   10. Collateral Default Amount treated as Available Principal
       Collections:                                              $    131,158.10

   11. Reduction of Collateral Invested Amount treated as
       Available Principal Collections:                          $          0.00

   12. Deposited to Reserve Account:                             $          0.00

   13. Remaining Excess Spread distributed to Collateral
       Interest Holder:                                          $  6,155,852.07

O. Yield and Base Rate.

   1.  Base Rate:

       a.  Current Monthly Period:                                        6.1866%
       b.  Prior Monthly Period:                                          6.5651%
       c.  Second Prior Monthly Period:                                   6.5651%

   2.  Three Month Average Base Rate:                                     6.4390%

   3.  Series Adjusted Portfolio Yield:

       a.  Current Monthly Period:                                       19.0817%
       b.  Prior Monthly Period:                                         18.2300%
       c.  Second Prior Monthly Period:                                  19.4882%

   4.  Three Month Average Series Adjusted Portfolio Yield:              18.9333%

   5.  Is the 3 month average series adjusted portfolio yield
       more than the 3 month average base rate:                              Yes

SERIES 2004-4 CERTIFICATES

                                                                          TOTAL INVESTOR
A. INVESTOR/TRANSFEROR ALLOCATIONS                  SERIES ALLOCATIONS       INTEREST      TRANSFERORS INTEREST
--------------------------------------------------  ------------------  -----------------  --------------------
Beginning Invested /Transferor Amount                 1,746,413,463.82   1,100,000,000.00        646,413,463.82
Beginning Adjusted Invested Amount                                 N/A   1,100,000,000.00                   N/A
Floating Allocation Percentage                                     N/A            62.9862%              37.0138%
Principal Allocation Percentage                                    N/A            62.9862%              37.0138%
Collections of Finance Chg. Receivables                  32,739,836.33      20,621,588.59         12,118,247.74
Collections of Principal Receivables                    438,956,489.12     276,482,143.57        162,474,345.55
Defaulted Amount                                          4,772,005.75       3,005,706.51          1,766,299.24
Ending Invested / Transferor Amounts                  1,842,256,516.26   1,100,000,000.00        742,256,516.26

B. MONTHLY PERIOD FUNDING REQUIREMENTS                    CLASS A            CLASS B        COLLATERAL INTEREST        TOTAL
--------------------------------------------------  ------------------  -----------------  --------------------  ----------------
Principal Funding Account                                         0.00               0.00                  0.00              0.00
Investment Proceeds for Monthly Period                            0.00               0.00                  0.00              0.00
Reserve Account Opening Balance                                   0.00               0.00                  0.00              0.00
Reserve Account Deposit                                           0.00               0.00                  0.00              0.00
Reserve Draw Amount                                               0.00               0.00                  0.00              0.00
Reserve Account Surplus                                           0.00               0.00                  0.00              0.00
Reserve Account Closing Balance                                   0.00               0.00                  0.00              0.00
LIBOR Determination Date                             December 13, 2006  December 13, 2006     December 13, 2006
Coupon December 15, 2006 - January 15, 2007                     5.4400%            5.6300%               5.8200%
                                                          4,441,457.78         412,866.67            512,160.00      5,366,484.45
Monthly Interest Due
Outstanding Monthly Interest Due                                  0.00               0.00                  0.00              0.00
Additional Interest Due                                           0.00               0.00                  0.00              0.00
Total Interest Due                                        4,441,457.78         412,866.67            512,160.00      5,366,484.45
Investor Default Amount                                   2,509,764.94         225,427.99            270,513.59      3,005,706.51
Investor Monthly Fees Due                                 1,530,833.33         137,500.00            165,000.00      1,833,333.33
Investor Additional Amounts Due                                   0.00               0.00                  0.00              0.00
Total Due                                                 8,482,056.05         775,794.66            947,673.59     10,205,524.30
Reallocated Investor Finance Charge Collections                                                                     20,633,779.69
Interest and Principal Funding Investment Proceeds                                                                           0.00
Interest on Reserve Account                                                                                                  0.00
Series Adjusted Portfolio Yield                                                                                           19.4977%
Base Rate                                                                                                                  7.4657%
Excess Spread Percentage                                                                                                  11.3763%

C. CERTIFICATES - BALANCES AND DISTRIBUTIONS              CLASS A            CLASS B        COLLATERAL INTEREST        TOTAL
--------------------------------------------------  ------------------  -----------------  --------------------  ----------------
Beginning Certificates Balance                          918,500,000.00      82,500,000.00         99,000,000.00  1,100,000,000.00
Interest Distributions                                    4,441,457.78         412,866.67            512,160.00      5,366,484.45
Principal Deposits - Prin. Funding Account                        0.00               0.00                  0.00              0.00
Principal Distributions                                           0.00               0.00                  0.00              0.00
Total Distributions                                       4,441,457.78         412,866.67            512,160.00      5,366,484.45
Ending Certificates Balance                             918,500,000.00      82,500,000.00         99,000,000.00  1,100,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

   1. Total amount of the distribution:                          $          4.84

   2. Amount of the distribution in respect of Class A Monthly
      Interest:                                                  $          4.84

   3.  Amount of the distribution in respect of Class A
       Outstanding Monthly Interest:                             $          0.00

   4.  Amount of the distribution in respect of Class A
       Additional Interest:                                      $          0.00

   5.  Amount of the distribution in respect of Class A
       Principal:                                                $          0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A
   Investor Charge-Offs on such Distribution Date.

   1.  Total amount of Class A Investor Charge-Offs:             $          0.00

   2.  Amount of Class A Investor Charge-Offs per $1,000
       original certificate principal amount:                    $          0.00

   3.  Total amount reimbursed in respect of Class A Investor
       Charge-Offs:                                              $          0.00

   4.  Amount reimbursed in respect of Class A Investor
       Charge-Offs per $1,000 original certificate principal
       amount:                                                   $          0.00

   5.  The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A
       Invested Amount after giving effect to all transactions
       on such Distribution Date:                                $          0.00

F. Information regarding distributions in respect of the Class
   B Certificates, per $1,000 original certificate principal amount.

   1.  The total amount of the distribution:                     $          5.00

   2.  Amount of the distribution in respect of Class B Monthly
       Interest:                                                 $          5.00

   3.  Amount of the distribution in respect of Class B
       Outstanding Monthly Interest:                             $          0.00

   4.  Amount of the distribution in respect of Class B
       Additional Interest:                                      $          0.00

   5.  Amount of the distribution in respect of Class B
       Principal:                                                $          0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B
   Invested Amount on such Distribution Date.

   1.  The amount of reductions in Class B Invested Amount
       pursuant to clauses (c), (d), and (e) of the definition
       of Class B Invested Amount:                               $          0.00

   2.  The amount of reductions in the Class B Invested Amount set forth in paragraph 1 above, per $1,000 original
       certificate principal amount:                             $          0.00

   3.  The total amount reimbursed in respect of such
       reductions in the Class B Invested Amount:                $          0.00

   4.  The amount set forth in paragraph 3 above, per $1,000
       original certificate principal amount:                    $          0.00

   5.  The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B
       Invested Amount after giving effect to all transactions
       on such Distribution Date:                                $          0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

   1.  Total amount distributed to the Collateral Interest
       Holder:                                                   $ 10,940,415.39

   2.  Amount distributed in respect of Collateral Monthly
       Interest:                                                 $    512,160.00

   3.  Amount distributed in respect of Collateral Additional
       Interest:                                                 $          0.00

   4.  The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested
       Amount:                                                   $          0.00

   5.  Amount distributed to the Collateral Interest Holder in
       respect of remaining excess spread:                       $ 10,428,255.39

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral
   Invested Amount.

   1.  The amount of reductions in the Collateral Invested
       Amount pursuant to clauses (c), (d), and (e) of the
       definition of Collateral Invested Amount:                 $          0.00

   2.  The total amount reimbursed in respect of such
       reductions in the Collateral Invested Amount:             $          0.00

J. Application of Reallocated Investor Finance Charge
   Collections.

   1.  Class A Available Funds:                                  $ 17,229,206.04

       a. Class A Monthly Interest:                              $  4,441,457.78
       b. Class A Outstanding Monthly Interest:                  $          0.00
       c. Class A Additional Interest:                           $          0.00
       d. Class A Investor Default Amount
          (Treated as Available Principal Collections):          $  2,509,764.94
       e. Excess Spread:                                         $ 10,277,983.32

   2.  Class B Available Funds:                                  $  1,547,533.48

       a. Class B Monthly Interest:                              $    412,866.67
       b. Class B Outstanding Monthly Interest:                  $          0.00
       c. Class B Additional Interest:                           $          0.00
       d. Excess Spread:                                         $  1,134,666.81

   3.  Collateral Available Funds:                               $  1,857,040.17

       a. Excess Spread:                                         $  1,857,040.17

   4.  Total Excess Spread:                                      $ 13,269,690.30

K. Reallocated Principal Collections.

   1.  Principal Allocation Percentage:                                  62.9862%

   2.  Series 2004-4 Allocable Principal Collections:            $438,956,489.12

   3.  Principal Allocation Percentage of Series 2004-4
       Allocable Principal Collections:                          $276,482,143.57

   4.  Reallocated Principal Collections Required to fund the
       Required Amount:                                          $          0.00

   5.  Item 3 minus item 4:                                      $276,482,143.57

   6.  Shared Principal Collections from other Series allocated
       to Series 2004-4:                                         $          0.00

   7.  Other amounts Treated as Available Principal
       Collections:                                              $  3,005,706.52

   8.  Available Principal Collections
       (total of 5., 6. & 7.):                                   $279,487,850.09

L. Application of Available Principal Collections during
   Revolving Period.

   1.  Collateral Invested Amount:                               $ 99,000,000.00

   2.  Required Collateral Invested Amount:                      $ 99,000,000.00

   3.  Excess of Collateral Invested Amount over Required
       Collateral Invested Amount:                               $          0.00

   4.  Treated as Shared Principal Collections:                  $279,487,850.09

M. Application of Principal Collections During Accumulation or
   Amortization Period.

   1.  Principal Funding Account:                                $          0.00

   2.  Excess of Collateral Invested Amount over Required
       Collateral Invested Amount:                               $          0.00

   3.  Principal Distribution:                                   $          0.00

   4.  Treated as Shared Principal Collections:                  $          0.00

N. Application of Excess Spread and Excess Finance Charge
   Collections Allocated to Series 2004-4.

   1.  Excess Spread:                                            $ 13,269,690.30

   2.  Excess Finance Charge Collections:                        $          0.00

   3.  Applied to fund Class A Required Amount:                  $          0.00

   4.  Class A Investor Charge-Offs treated as Available
       Principal Collections:                                    $          0.00

   5.  Applied to fund Class B overdue Interest:                 $          0.00

   6.  Applied to fund Class B Required Amount:                  $    225,427.99

   7.  Reduction of Class B Invested Amount treated as
       Available Principal Collections:                          $          0.00

   8.  Applied to Collateral Monthly Interest:                   $    512,160.00

   9.  Applied to unpaid Monthly Servicing Fee:                  $  1,833,333.33

   10. Collateral Default Amount treated as Available Principal
       Collections:                                              $    270,513.59

   11. Reduction of Collateral Invested Amount treated as
       Available Principal Collections:                          $          0.00

   12. Deposited to Reserve Account:                             $          0.00

   13. Remaining Excess Spread distributed to Collateral
       Interest Holder:                                          $ 10,428,255.39

O. Yield and Base Rate.

   1.  Base Rate:

       a. Current Monthly Period:                                         7.4657%
       b. Prior Monthly Period:                                           7.5620%
       c. Second Prior Monthly Period:                                    7.5620%

   2.  Three Month Average Base Rate:                                     7.5299%

   3.  Series Adjusted Portfolio Yield:

       a. Current Monthly Period:                                        19.4977%
       b. Prior Monthly Period:                                          18.6466%
       c. Second Prior Monthly Period:                                   19.9188%

   4.  Three Month Average Series Adjusted Portfolio Yield:              19.3544%

   5.  Is the 3 month average series adjusted portfolio yield
       more than the 3 month average base rate:                              Yes

SERIES 2004-5 CERTIFICATES

                                                                         TOTAL INVESTOR
A. INVESTOR/TRANSFEROR ALLOCATIONS                  SERIES ALLOCATIONS      INTEREST      TRANSFERORS INTEREST
--------------------------------------------------  ------------------  ----------------  --------------------
Beginning Invested /Transferor Amount                 1,587,648,603.48  1,000,000,000.00        587,648,603.48
Beginning Adjusted Invested Amount                                 N/A  1,000,000,000.00                   N/A
Floating Allocation Percentage                                     N/A           62.9862%              37.0138%
Principal Allocation Percentage                                    N/A           62.9862%              37.0138%
Collections of Finance Chg. Receivables                  29,763,487.57     18,746,898.72         11,016,588.85
Collections of Principal Receivables                    399,051,353.75    251,347,403.24        147,703,950.51
Defaulted Amount                                          4,338,187.04      2,732,460.46          1,605,726.58
Ending Invested / Transferor Amounts                  1,674,778,651.14  1,000,000,000.00        674,778,651.14

B. MONTHLY PERIOD FUNDING REQUIREMENTS                    CLASS A            CLASS B       COLLATERAL INTEREST       TOTAL
--------------------------------------------------  ------------------  ----------------  --------------------  ----------------
Principal Funding Account                                         0.00              0.00                  0.00              0.00
Investment Proceeds for Monthly Period                            0.00              0.00                  0.00              0.00
Reserve Account Opening Balance                                   0.00              0.00                  0.00              0.00
Reserve Account Deposit                                           0.00              0.00                  0.00              0.00
Reserve Draw Amount                                               0.00              0.00                  0.00              0.00
Reserve Account Surplus                                           0.00              0.00                  0.00              0.00
Reserve Account Closing Balance                                   0.00              0.00                  0.00              0.00
LIBOR Determination Date                             December 13, 2006  December 13, 2006    December 13, 2006
Coupon December 15, 2006 - January 15, 2007                    5.4400%           5.6000%               5.8100%
                                                          4,037,688.89        373,333.33            464,800.00      4,875,822.22
Monthly Interest Due
Outstanding Monthly Interest Due                                  0.00              0.00                  0.00              0.00
Additional Interest Due                                           0.00              0.00                  0.00              0.00
Total Interest Due                                        4,037,688.89        373,333.33            464,800.00      4,875,822.22
Investor Default Amount                                   2,281,604.48        204,934.53            245,921.44      2,732,460.46
Investor Monthly Fees Due                                 1,391,666.67        125,000.00            150,000.00      1,666,666.67
Investor Additional Amounts Due                                   0.00              0.00                  0.00              0.00
Total Due                                                 7,710,960.04        703,267.86            860,721.44      9,274,949.34
Reallocated Investor Finance Charge Collections                                                                    18,755,181.53
Interest and Principal Funding Investment Proceeds                                                                          0.00
Interest on Reserve Account                                                                                                 0.00
Series Adjusted Portfolio Yield                                                                                          19.4943%
Base Rate                                                                                                                 7.4625%
Excess Spread Percentage                                                                                                 11.3763%

C. CERTIFICATES - BALANCES AND DISTRIBUTIONS              CLASS A           CLASS B        COLLATERAL INTEREST        TOTAL
--------------------------------------------------  ------------------  ----------------  --------------------  ----------------
Beginning Certificates Balance                          835,000,000.00     75,000,000.00         90,000,000.00  1,000,000,000.00
Interest Distributions                                    4,037,688.89        373,333.33            464,800.00      4,875,822.22
Principal Deposits - Prin. Funding Account                        0.00              0.00                  0.00              0.00
Principal Distributions                                           0.00              0.00                  0.00              0.00
Total Distributions                                       4,037,688.89        373,333.33            464,800.00      4,875,822.22
Ending Certificates Balance                             835,000,000.00     75,000,000.00         90,000,000.00  1,000,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

   1.  Total amount of the distribution:                         $          4.84

   2.  Amount of the distribution in respect of Class A Monthly
       Interest:                                                 $          4.84

   3.  Amount of the distribution in respect of Class A
       Outstanding Monthly Interest:                             $          0.00

   4.  Amount of the distribution in respect of Class A
       Additional Interest:                                      $          0.00

   5.  Amount of the distribution in respect of Class A
       Principal:                                                $          0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A
   Investor Charge-Offs on such Distribution Date.

   1.  Total amount of Class A Investor Charge-Offs:             $          0.00

   2.  Amount of Class A Investor Charge-Offs per $1,000
       original certificate principal amount:                    $          0.00

   3.  Total amount reimbursed in respect of Class A Investor
       Charge-Offs:                                              $          0.00

   4.  Amount reimbursed in respect of Class A Investor
       Charge-Offs per $1,000 original certificate principal
       amount:                                                   $          0.00

   5.  The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A
       Invested Amount after giving effect to all transactions
       on such Distribution Date:                                $          0.00

F. Information regarding distributions in respect of the Class
   B Certificates, per $1,000 original certificate principal amount.

   1.  The total amount of the distribution:                     $          4.98

   2.  Amount of the distribution in respect of Class B Monthly
       Interest:                                                 $          4.98

   3.  Amount of the distribution in respect of Class B
       Outstanding Monthly Interest:                             $          0.00

   4.  Amount of the distribution in respect of Class B
       Additional Interest:                                      $          0.00

   5.  Amount of the distribution in respect of Class B
       Principal:                                                $          0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B
   Invested Amount on such Distribution Date.

   1.  The amount of reductions in Class B Invested Amount
       pursuant to clauses (c), (d), and (e) of the definition
       of Class B Invested Amount:                               $          0.00

   2.  The amount of reductions in the Class B Invested Amount set forth in paragraph 1 above, per $1,000 original
       certificate principal amount:                             $          0.00

   3.  The total amount reimbursed in respect of such
       reductions in the Class B Invested Amount:                $          0.00

   4.  The amount set forth in paragraph 3 above, per $1,000
       original certificate principal amount:                    $          0.00

   5.  The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B
       Invested Amount after giving effect to all transactions
       on such Distribution Date:                                $          0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

   1.  Total amount distributed to the Collateral Interest
       Holder:                                                   $  9,945,032.19

   2.  Amount distributed in respect of Collateral Monthly
       Interest:                                                 $    464,800.00

   3.  Amount distributed in respect of Collateral Additional
       Interest:                                                 $          0.00

   4.  The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested
       Amount:                                                   $          0.00

   5.  Amount distributed to the Collateral Interest Holder in
       respect of remaining excess spread:                       $  9,480,232.19

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral
   Invested Amount.

   1.  The amount of reductions in the Collateral Invested
       Amount pursuant to clauses (c), (d), and (e) of the
       definition of Collateral Invested Amount:                 $          0.00

   2.  The total amount reimbursed in respect of such
       reductions in the Collateral Invested Amount:             $          0.00

J. Application of Reallocated Investor Finance Charge
   Collections.

   1.  Class A Available Funds:                                  $ 15,660,576.58

       a. Class A Monthly Interest:                              $  4,037,688.89
       b. Class A Outstanding Monthly Interest:                  $          0.00
       c. Class A Additional Interest:                           $          0.00
       d. Class A Investor Default Amount
          (Treated as Available Principal Collections):          $  2,281,604.48
       e. Excess Spread:                                         $  9,341,283.21

   2.  Class B Available Funds:                                  $  1,406,638.61

       a. Class B Monthly Interest:                              $    373,333.33
       b. Class B Outstanding Monthly Interest:                  $          0.00
       c. Class B Additional Interest:                           $          0.00
       d. Excess Spread:                                         $  1,033,305.28

   3.  Collateral Available Funds:                               $  1,687,966.34

       a. Excess Spread:                                         $  1,687,966.34

   4.  Total Excess Spread:                                      $ 12,062,554.83

K. Reallocated Principal Collections.

   1.  Principal Allocation Percentage:                                  62.9862%

   2.  Series 2004-5 Allocable Principal Collections:            $399,051,353.75

   3.  Principal Allocation Percentage of Series 2004-5
       Allocable Principal Collections:                          $251,347,403.24

   4.  Reallocated Principal Collections Required to fund the
       Required Amount:                                          $          0.00

   5.  Item 3 minus item 4:                                      $251,347,403.24

   6.  Shared Principal Collections from other Series allocated
       to Series 2004-5:                                         $          0.00

   7.  Other amounts Treated as Available Principal
       Collections:                                              $  2,732,460.45

   8.  Available Principal Collections (total of 5., 6. & 7.):   $254,079,863.69

L. Application of Available Principal Collections during
   Revolving Period.

   1.  Collateral Invested Amount:                               $ 90,000,000.00

   2.  Required Collateral Invested Amount:                      $ 90,000,000.00

   3.  Excess of Collateral Invested Amount over Required
       Collateral Invested Amount:                               $          0.00

   4.  Treated as Shared Principal Collections:                  $254,079,863.69

M. Application of Principal Collections During Accumulation or
   Amortization Period.

   1.  Principal Funding Account:                                $          0.00

   2.  Excess of Collateral Invested Amount over Required
       Collateral Invested Amount:                               $          0.00

   3.  Principal Distribution:                                   $          0.00

   4.  Treated as Shared Principal Collections:                  $          0.00

N. Application of Excess Spread and Excess Finance Charge
   Collections Allocated to Series 2004-5.

   1.  Excess Spread:                                            $ 12,062,554.83

   2.  Excess Finance Charge Collections:                        $          0.00

   3.  Applied to fund Class A Required Amount:                  $          0.00

   4.  Class A Investor Charge-Offs treated as Available
       Principal Collections:                                    $          0.00

   5.  Applied to fund Class B overdue Interest:                 $          0.00

   6.  Applied to fund Class B Required Amount:                  $    204,934.53

   7.  Reduction of Class B Invested Amount treated as
       Available Principal Collections:                          $          0.00

   8.  Applied to Collateral Monthly Interest:                   $    464,800.00

   9.  Applied to unpaid Monthly Servicing Fee:                  $  1,666,666.67

   10. Collateral Default Amount treated as Available Principal
       Collections:                                              $    245,921.44

   11. Reduction of Collateral Invested Amount treated as
       Available Principal Collections:                          $          0.00

   12. Deposited to Reserve Account:                             $          0.00

   13. Remaining Excess Spread distributed to Collateral
       Interest Holder:                                          $  9,480,232.19

O. Yield and Base Rate.

   1.  Base Rate:

       a. Current Monthly Period:                                         7.4625%
       b. Prior Monthly Period:                                           7.5588%
       c. Second Prior Monthly Period:                                    7.5588%

   2.  Three Month Average Base Rate:                                     7.5267%

   3.  Series Adjusted Portfolio Yield:

       a. Current Monthly Period:                                        19.4943%
       b. Prior Monthly Period:                                          18.6435%
       c. Second Prior Monthly Period:                                   19.9156%

   4.  Three Month Average Series Adjusted Portfolio Yield:              19.3511%

   5.  Is the 3 month average series adjusted portfolio yield
       more than the 3 month average base rate:                              Yes

SERIES 2005-1 CERTIFICATES

                                                                         TOTAL INVESTOR
A. INVESTOR/TRANSFEROR ALLOCATIONS                  SERIES ALLOCATIONS      INTEREST       TRANSFERORS INTEREST
--------------------------------------------------  ------------------  -----------------  --------------------
Beginning Invested /Transferor Amount                   952,589,162.09     600,000,000.00        352,589,162.09
Beginning Adjusted Invested Amount                                 N/A     600,000,000.00                   N/A
Floating Allocation Percentage                                     N/A            62.9862%              37.0138%
Principal Allocation Percentage                                    N/A            62.9862%              37.0138%
Collections of Finance Chg. Receivables                  17,858,092.54      11,248,139.23          6,609,953.31
Collections of Principal Receivables                    239,430,812.25     150,808,441.95         88,622,370.30
Defaulted Amount                                          2,602,912.23       1,639,476.28            963,435.95
Ending Invested / Transferor Amounts                  1,004,867,190.69     600,000,000.00        404,867,190.69


B. MONTHLY PERIOD FUNDING REQUIREMENTS                    CLASS A            CLASS B        COLLATERAL INTEREST       TOTAL
--------------------------------------------------  ------------------  -----------------  --------------------  --------------
Principal Funding Account                                         0.00               0.00                  0.00            0.00
Investment Proceeds for Monthly Period                            0.00               0.00                  0.00            0.00
Reserve Account Opening Balance                                   0.00               0.00                  0.00            0.00
Reserve Account Deposit                                           0.00               0.00                  0.00            0.00
Reserve Draw Amount                                               0.00               0.00                  0.00            0.00
Reserve Account Surplus                                           0.00               0.00                  0.00            0.00
Reserve Account Closing Balance                                   0.00               0.00                  0.00            0.00
LIBOR Determination Date                             December 13, 2006  December 13, 2006     December 13, 2006
Coupon December 15, 2006 - January 15, 2007                     5.3800%            5.4700%               5.6800%
                                                          2,395,893.33         218,800.00            272,640.00    2,887,333.33
Monthly Interest Due
Outstanding Monthly Interest Due                                  0.00               0.00                  0.00            0.00
Additional Interest Due                                           0.00               0.00                  0.00            0.00
Total Interest Due                                        2,395,893.33         218,800.00            272,640.00    2,887,333.33
Investor Default Amount                                   1,368,962.69         122,960.72            147,552.87    1,639,476.28
Investor Monthly Fees Due                                   835,000.00          75,000.00             90,000.00    1,000,000.00
Investor Additional Amounts Due                                   0.00               0.00                  0.00            0.00
Total Due                                                 4,599,856.02         416,760.72            510,192.87    5,526,809.61
Reallocated Investor Finance Charge Collections                                                                   11,214,948.92
Interest and Principal Funding Investment Proceeds                                                                         0.00
Interest on Reserve Account                                                                                                0.00
Series Adjusted Portfolio Yield                                                                                         19.4169%
Base Rate                                                                                                                7.3900%
Excess Spread Percentage                                                                                                11.3763%

C. CERTIFICATES - BALANCES AND DISTRIBUTIONS              CLASS A            CLASS B        COLLATERAL INTEREST       TOTAL
--------------------------------------------------  ------------------  -----------------  --------------------  --------------
Beginning Certificates Balance                          501,000,000.00      45,000,000.00         54,000,000.00  600,000,000.00
Interest Distributions                                    2,395,893.33         218,800.00            272,640.00    2,887,333.33
Principal Deposits - Prin. Funding Account                        0.00               0.00                  0.00            0.00
Principal Distributions                                           0.00               0.00                  0.00            0.00
Total Distributions                                       2,395,893.33         218,800.00            272,640.00    2,887,333.33
Ending Certificates Balance                             501,000,000.00      45,000,000.00         54,000,000.00  600,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

   1.  Total amount of the distribution:                         $          4.78

   2.  Amount of the distribution in respect of Class A Monthly
       Interest:                                                 $          4.78

   3.  Amount of the distribution in respect of Class A
       Outstanding Monthly Interest:                             $          0.00

   4.  Amount of the distribution in respect of Class A
       Additional Interest:                                      $          0.00

   5.  Amount of the distribution in respect of Class A
       Principal:                                                $          0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A
   Investor Charge-Offs on such Distribution Date.

   1.  Total amount of Class A Investor Charge-Offs:             $          0.00

   2.  Amount of Class A Investor Charge-Offs per $1,000
       original certificate principal amount:                    $          0.00

   3.  Total amount reimbursed in respect of Class A Investor
       Charge-Offs:                                              $          0.00

   4.  Amount reimbursed in respect of Class A Investor
       Charge-Offs per $1,000 original certificate principal
       amount:                                                   $          0.00

   5.  The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A
       Invested Amount after giving effect to all transactions
       on such Distribution Date:                                $          0.00

F. Information regarding distributions in respect of the Class
   B Certificates, per $1,000 original certificate principal amount.

   1.  The total amount of the distribution:                     $          4.86

   2.  Amount of the distribution in respect of Class B Monthly
       Interest:                                                 $          4.86

   3.  Amount of the distribution in respect of Class B
       Outstanding Monthly Interest:                             $          0.00

   4.  Amount of the distribution in respect of Class B
       Additional Interest:                                      $          0.00

   5.  Amount of the distribution in respect of Class B
       Principal:                                                $          0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B
   Invested Amount on such Distribution Date.

   1.  The amount of reductions in Class B Invested Amount
       pursuant to clauses (c), (d), and (e) of the definition
       of Class B Invested Amount:                               $          0.00

   2.  The amount of reductions in the Class B Invested Amount set forth in paragraph 1 above, per $1,000 original
       certificate principal amount:                             $          0.00

   3.  The total amount reimbursed in respect of such
       reductions in the Class B Invested Amount:                $          0.00

   4.  The amount set forth in paragraph 3 above, per $1,000
       original certificate principal amount:                    $          0.00

   5.  The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B
       Invested Amount after giving effect to all transactions
       on such Distribution Date:                                $          0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

   1.  Total amount distributed to the Collateral Interest
       Holder:                                                   $  5,960,779.31

   2.  Amount distributed in respect of Collateral Monthly
       Interest:                                                 $    272,640.00

   3.  Amount distributed in respect of Collateral Additional
       Interest:                                                 $          0.00

   4.  The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested
       Amount:                                                   $          0.00

   5.  Amount distributed to the Collateral Interest Holder in
       respect of remaining excess spread:                       $  5,688,139.31

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral
   Invested Amount.

   1.  The amount of reductions in the Collateral Invested
       Amount pursuant to clauses (c), (d), and (e) of the
       definition of Collateral Invested Amount:                 $          0.00

   2.  The total amount reimbursed in respect of such
       reductions in the Collateral Invested Amount:             $          0.00

J. Application of Reallocated Investor Finance Charge
   Collections.

   1.  Class A Available Funds:                                  $  9,364,482.35

       a. Class A Monthly Interest:                              $  2,395,893.33
       b. Class A Outstanding Monthly Interest:                  $          0.00
       c. Class A Additional Interest:                           $          0.00
       d. Class A Investor Default Amount
          (Treated as Available Principal Collections):          $  1,368,962.69
       e. Excess Spread:                                         $  5,599,626.33

   2.  Class B Available Funds:                                  $    841,121.17

       a. Class B Monthly Interest:                              $    218,800.00
       b. Class B Outstanding Monthly Interest:                  $          0.00
       c. Class B Additional Interest:                           $          0.00
       d. Excess Spread:                                         $    622,321.17

   3.  Collateral Available Funds:                               $  1,009,345.40

       a. Excess Spread:                                         $  1,009,345.40

   4.  Total Excess Spread:                                      $  7,231,292.90

K. Reallocated Principal Collections.

   1.  Principal Allocation Percentage:                                  62.9862%

   2.  Series 2005-1 Allocable Principal Collections:            $239,430,812.25

   3.  Principal Allocation Percentage of Series 2005-1
       Allocable Principal Collections:                          $150,808,441.95

   4.  Reallocated Principal Collections Required to fund the
       Required Amount:                                          $          0.00

   5.  Item 3 minus item 4:                                      $150,808,441.95

   6.  Shared Principal Collections from other Series allocated
       to Series 2005-1:                                         $          0.00

   7.  Other amounts Treated as Available Principal
       Collections:                                              $  1,639,476.28

   8.  Available Principal Collections (total of 5., 6. & 7.):   $152,447,918.23

L. Application of Available Principal Collections during
   Revolving Period.

   1.  Collateral Invested Amount:                               $ 54,000,000.00

   2.  Required Collateral Invested Amount:                      $ 54,000,000.00

   3.  Excess of Collateral Invested Amount over Required
       Collateral Invested Amount:                               $          0.00

   4.  Treated as Shared Principal Collections:                  $152,447,918.23

M. Application of Principal Collections During Accumulation or
   Amortization Period.

   1.  Principal Funding Account:                                $          0.00

   2.  Excess of Collateral Invested Amount over Required
       Collateral Invested Amount:                               $          0.00

   3.  Principal Distribution:                                   $          0.00

   4.  Treated as Shared Principal Collections:                  $          0.00

N. Application of Excess Spread and Excess Finance Charge
   Collections Allocated to Series 2005-1.

   1.  Excess Spread:                                            $  7,231,292.90

   2.  Excess Finance Charge Collections:                        $          0.00

   3.  Applied to fund Class A Required Amount:                  $          0.00

   4.  Class A Investor Charge-Offs treated as Available
       Principal Collections:                                    $          0.00

   5.  Applied to fund Class B overdue Interest:                 $          0.00

   6.  Applied to fund Class B Required Amount:                  $    122,960.72

   7.  Reduction of Class B Invested Amount treated as
       Available Principal Collections:                          $          0.00

   8.  Applied to Collateral Monthly Interest:                   $    272,640.00

   9.  Applied to unpaid Monthly Servicing Fee:                  $  1,000,000.00

   10. Collateral Default Amount treated as Available Principal
       Collections:                                              $    147,552.87

   11. Reduction of Collateral Invested Amount treated as
       Available Principal Collections:                          $          0.00

   12. Deposited to Reserve Account:                             $          0.00

   13. Remaining Excess Spread distributed to Collateral
       Interest Holder:                                          $  5,688,139.31

O. Yield and Base Rate.

   1.  Base Rate:

       a. Current Monthly Period:                                         7.3900%
       b. Prior Monthly Period:                                           7.4863%
       c. Second Prior Monthly Period:                                    7.4863%

   2.  Three Month Average Base Rate:                                     7.4542%

   3.  Series Adjusted Portfolio Yield:

       a. Current Monthly Period:                                        19.4169%
       b. Prior Monthly Period:                                          18.5733%
       c. Second Prior Monthly Period:                                   19.8430%

   4.  Three Month Average Series Adjusted Portfolio Yield:              19.2778%

   5.  Is the 3 month average series adjusted portfolio yield
       more than the 3 month average base rate:                              Yes

SERIES 2005-2 CERTIFICATES

                                                                          TOTAL INVESTOR
A. INVESTOR/TRANSFEROR ALLOCATIONS                  SERIES ALLOCATIONS       INTEREST      TRANSFERORS INTEREST
--------------------------------------------------  ------------------  -----------------  --------------------
Beginning Invested /Transferor Amount                   952,589,162.09     600,000,000.00        352,589,162.09
Beginning Adjusted Invested Amount                                 N/A     600,000,000.00                   N/A
Floating Allocation Percentage                                     N/A            62.9862%              37.0138%
Principal Allocation Percentage                                    N/A            62.9862%              37.0138%
Collections of Finance Chg. Receivables                  17,858,092.54      11,248,139.23          6,609,953.31
Collections of Principal Receivables                    239,430,812.25     150,808,441.95         88,622,370.30
Defaulted Amount                                          2,602,912.23       1,639,476.28            963,435.95
Ending Invested / Transferor Amounts                  1,004,867,190.69     600,000,000.00        404,867,190.69

B. MONTHLY PERIOD FUNDING REQUIREMENTS                    CLASS A            CLASS B        COLLATERAL INTEREST       TOTAL
--------------------------------------------------  ------------------  -----------------  --------------------  --------------
Principal Funding Account                                         0.00               0.00                  0.00            0.00
Investment Proceeds for Monthly Period                            0.00               0.00                  0.00            0.00
Reserve Account Opening Balance                                   0.00               0.00                  0.00            0.00
Reserve Account Deposit                                           0.00               0.00                  0.00            0.00
Reserve Draw Amount                                               0.00               0.00                  0.00            0.00
Reserve Account Surplus                                           0.00               0.00                  0.00            0.00
Reserve Account Closing Balance                                   0.00               0.00                  0.00            0.00
LIBOR Determination Date                             December 13, 2006  December 13, 2006     December 13, 2006
Coupon December 15, 2006 - January 15, 2007                     5.4500%            5.6300%               5.8400%
                                                          2,427,066.67         225,200.00            280,320.00    2,932,586.67
Monthly Interest Due
Outstanding Monthly Interest Due                                  0.00               0.00                  0.00            0.00
Additional Interest Due                                           0.00               0.00                  0.00            0.00
Total Interest Due                                        2,427,066.67         225,200.00            280,320.00    2,932,586.67
Investor Default Amount                                   1,368,962.69         122,960.72            147,552.87    1,639,476.28
Investor Monthly Fees Due                                   835,000.00          75,000.00             90,000.00    1,000,000.00
Investor Additional Amounts Due                                   0.00               0.00                  0.00            0.00
Total Due                                                 4,631,029.36         423,160.72            517,872.87    5,572,062.95
Reallocated Investor Finance Charge Collections                                                                   11,260,202.26
Interest and Principal Funding Investment Proceeds                                                                         0.00
Interest on Reserve Account                                                                                                0.00
Series Adjusted Portfolio Yield                                                                                         19.5087%
Base Rate                                                                                                                7.4760%
Excess Spread Percentage                                                                                                11.3763%

C. CERTIFICATES - BALANCES AND DISTRIBUTIONS              CLASS A             CLASS B       COLLATERAL INTEREST       TOTAL
--------------------------------------------------  ------------------  -----------------  --------------------  --------------
Beginning Certificates Balance                          501,000,000.00      45,000,000.00         54,000,000.00  600,000,000.00
Interest Distributions                                    2,427,066.67         225,200.00            280,320.00    2,932,586.67
Principal Deposits - Prin. Funding Account                        0.00               0.00                  0.00            0.00
Principal Distributions                                           0.00               0.00                  0.00            0.00
Total Distributions                                       2,427,066.67         225,200.00            280,320.00    2,932,586.67
Ending Certificates Balance                             501,000,000.00      45,000,000.00         54,000,000.00  600,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

   1.  Total amount of the distribution:                         $          4.84

   2.  Amount of the distribution in respect of Class A Monthly
       Interest:                                                 $          4.84

   3.  Amount of the distribution in respect of Class A
       Outstanding Monthly Interest:                             $          0.00

   4.  Amount of the distribution in respect of Class A
       Additional Interest:                                      $          0.00

   5.  Amount of the distribution in respect of Class A
       Principal:                                                $          0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A
   Investor Charge-Offs on such Distribution Date.

   1.  Total amount of Class A Investor Charge-Offs:             $          0.00

   2.  Amount of Class A Investor Charge-Offs per $1,000
       original certificate principal amount:                    $          0.00

   3.  Total amount reimbursed in respect of Class A Investor
       Charge-Offs:                                              $          0.00

   4.  Amount reimbursed in respect of Class A Investor
       Charge-Offs per $1,000 original certificate principal
       amount:                                                   $          0.00

   5.  The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A
       Invested Amount after giving effect to all transactions
       on such Distribution Date:                                $          0.00

F. Information regarding distributions in respect of the Class
   B Certificates, per $1,000 original certificate principal amount.

   1.  The total amount of the distribution:                     $          5.00

   2.  Amount of the distribution in respect of Class B Monthly
       Interest:                                                 $          5.00

   3.  Amount of the distribution in respect of Class B
       Outstanding Monthly Interest:                             $          0.00

   4.  Amount of the distribution in respect of Class B
       Additional Interest:                                      $          0.00

   5.  Amount of the distribution in respect of Class B
       Principal:                                                $          0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B
   Invested Amount on such Distribution Date.

   1.  The amount of reductions in Class B Invested Amount
       pursuant to clauses (c), (d), and (e) of the definition
       of Class B Invested Amount:                               $          0.00

   2.  The amount of reductions in the Class B Invested Amount set forth in paragraph 1 above, per $1,000 original
       certificate principal amount:                             $          0.00

   3.  The total amount reimbursed in respect of such
       reductions in the Class B Invested Amount:                $          0.00

   4.  The amount set forth in paragraph 3 above, per $1,000
       original certificate principal amount:                    $          0.00

   5.  The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B
       Invested Amount after giving effect to all transactions
       on such Distribution Date:                                $          0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

   1.  Total amount distributed to the Collateral Interest
       Holder:                                                   $  5,968,459.31

   2.  Amount distributed in respect of Collateral Monthly
       Interest:                                                 $    280,320.00

   3.  Amount distributed in respect of Collateral Additional
       Interest:                                                 $          0.00

   4.  The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested
       Amount:                                                   $          0.00

   5.  Amount distributed to the Collateral Interest Holder in
       respect of remaining excess spread:                       $  5,688,139.31

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral
   Invested Amount.

   1.  The amount of reductions in the Collateral Invested
       Amount pursuant to clauses (c), (d), and (e) of the
       definition of Collateral Invested Amount:                 $          0.00

   2.  The total amount reimbursed in respect of such
       reductions in the Collateral Invested Amount:             $          0.00

J. Application of Reallocated Investor Finance Charge
   Collections.

   1.  Class A Available Funds:                                  $  9,402,268.89

       a. Class A Monthly Interest:                              $  2,427,066.67
       b. Class A Outstanding Monthly Interest:                  $          0.00
       c. Class A Additional Interest:                           $          0.00
       d. Class A Investor Default Amount
          (Treated as Available Principal Collections):          $  1,368,962.69
       e. Excess Spread:                                         $  5,606,239.53

   2.  Class B Available Funds:                                  $    844,515.17

       a. Class B Monthly Interest:                              $    225,200.00
       b. Class B Outstanding Monthly Interest:                  $          0.00
       c. Class B Additional Interest:                           $          0.00
       d. Excess Spread:                                         $    619,315.17

   3.  Collateral Available Funds:                               $  1,013,418.20

       a. Excess Spread:                                         $  1,013,418.20

   4.  Total Excess Spread:                                      $  7,238,972.90

K. Reallocated Principal Collections.

   1.  Principal Allocation Percentage:                                  62.9862%

   2.  Series 2005-2 Allocable Principal Collections:            $239,430,812.25

   3.  Principal Allocation Percentage of Series 2005-2
       Allocable Principal Collections:                          $150,808,441.95

   4.  Reallocated Principal Collections Required to fund the
       Required Amount:                                          $          0.00

   5.  Item 3 minus item 4:                                      $150,808,441.95

   6.  Shared Principal Collections from other Series allocated
       to Series 2005-2:                                         $          0.00

   7.  Other amounts Treated as Available Principal
       Collections:                                              $  1,639,476.28

   8.  Available Principal Collections
       (total of 5., 6. & 7.):                                   $152,447,918.23

L. Application of Available Principal Collections during
   Revolving Period.

   1.  Collateral Invested Amount:                               $ 54,000,000.00

   2.  Required Collateral Invested Amount:                      $ 54,000,000.00

   3.  Excess of Collateral Invested Amount over Required
       Collateral Invested Amount:                               $          0.00

   4.  Treated as Shared Principal Collections:                  $152,447,918.23

M. Application of Principal Collections During Accumulation or
   Amortization Period.

   1.  Principal Funding Account:                                $          0.00

   2.  Excess of Collateral Invested Amount over Required
       Collateral Invested Amount:                               $          0.00

   3.  Principal Distribution:                                   $          0.00

   4.  Treated as Shared Principal Collections:                  $          0.00

N. Application of Excess Spread and Excess Finance Charge
   Collections Allocated to Series 2005-2.

   1.  Excess Spread:                                            $  7,238,972.90

   2.  Excess Finance Charge Collections:                        $          0.00

   3.  Applied to fund Class A Required Amount:                  $          0.00

   4.  Class A Investor Charge-Offs treated as Available
       Principal Collections:                                    $          0.00

   5.  Applied to fund Class B overdue Interest:                 $          0.00

   6.  Applied to fund Class B Required Amount:                  $    122,960.72

   7.  Reduction of Class B Invested Amount treated as
       Available Principal Collections:                          $          0.00

   8.  Applied to Collateral Monthly Interest:                   $    280,320.00

   9.  Applied to unpaid Monthly Servicing Fee:                  $  1,000,000.00

   10. Collateral Default Amount treated as Available Principal
       Collections:                                              $    147,552.87

   11. Reduction of Collateral Invested Amount treated as
       Available Principal Collections:                          $          0.00

   12. Deposited to Reserve Account:                             $          0.00

   13. Remaining Excess Spread distributed to Collateral
       Interest Holder:                                          $  5,688,139.31

O. Yield and Base Rate.

   1.  Base Rate:

       a. Current Monthly Period:                                         7.4760%
       b. Prior Monthly Period:                                           7.5723%
       c. Second Prior Monthly Period:                                    7.5723%

   2.  Three Month Average Base Rate:                                     7.5402%

   3.  Series Adjusted Portfolio Yield:

       a.  Current Monthly Period:                                       19.5087%
       b.  Prior Monthly Period:                                         18.6566%
       c.  Second Prior Monthly Period:                                  19.9291%

   4.  Three Month Average Series Adjusted Portfolio Yield:              19.3648%

   5.  Is the 3 month average series adjusted portfolio yield
       more than the 3 month average base rate:                              Yes

SERIES 2005-3 CERTIFICATES

                                                                          TOTAL INVESTOR
A. INVESTOR/TRANSFEROR ALLOCATIONS                  SERIES ALLOCATIONS       INTEREST      TRANSFERORS INTEREST
--------------------------------------------------  ------------------  -----------------  --------------------
Beginning Invested /Transferor Amount                 1,111,354,022.43     700,000,000.00        411,354,022.43
Beginning Adjusted Invested Amount                                 N/A     700,000,000.00                   N/A
Floating Allocation Percentage                                     N/A            62.9862%              37.0138%
Principal Allocation Percentage                                    N/A            62.9862%              37.0138%
Collections of Finance Chg. Receivables                  20,834,441.30      13,122,829.10          7,711,612.20
Collections of Principal Receivables                    279,335,947.62     175,943,182.27        103,392,765.35
Defaulted Amount                                          3,036,730.93       1,912,722.33          1,124,008.60
Ending Invested / Transferor Amounts                  1,172,345,055.80     700,000,000.00        472,345,055.80

B. MONTHLY PERIOD FUNDING REQUIREMENTS                    CLASS A            CLASS B        COLLATERAL INTEREST       TOTAL
--------------------------------------------------  ------------------  -----------------  --------------------  --------------
Principal Funding Account                                         0.00               0.00                  0.00            0.00
Investment Proceeds for Monthly Period                            0.00               0.00                  0.00            0.00
Reserve Account Opening Balance                                   0.00               0.00                  0.00            0.00
Reserve Account Deposit                                           0.00               0.00                  0.00            0.00
Reserve Draw Amount                                               0.00               0.00                  0.00            0.00
Reserve Account Surplus                                           0.00               0.00                  0.00            0.00
Reserve Account Closing Balance                                   0.00               0.00                  0.00            0.00
LIBOR Determination Date                             December 13, 2006  December 13, 2006     December 13, 2006
Coupon December 15, 2006 - January 15, 2007                     5.3500%            5.4900%               5.6000%
                                                          2,779,622.22         256,200.00            313,600.00    3,349,422.22
Monthly Interest Due
Outstanding Monthly Interest Due                                  0.00               0.00                  0.00            0.00
Additional Interest Due                                           0.00               0.00                  0.00            0.00
Total Interest Due                                        2,779,622.22         256,200.00            313,600.00    3,349,422.22
Investor Default Amount                                   1,597,123.15         143,454.17            172,145.01    1,912,722.33
Investor Monthly Fees Due                                   974,166.67          87,500.00            105,000.00    1,166,666.67
Investor Additional Amounts Due                                   0.00               0.00                  0.00            0.00
Total Due                                                 5,350,912.04         487,154.17            590,745.01    6,428,811.22
Reallocated Investor Finance Charge Collections                                                                   13,064,973.74
Interest and Principal Funding Investment Proceeds                                                                         0.00
Interest on Reserve Account                                                                                                0.00
Series Adjusted Portfolio Yield                                                                                         19.3837%
Base Rate                                                                                                                7.3588%
Excess Spread Percentage                                                                                                11.3763%

C. CERTIFICATES - BALANCES AND DISTRIBUTIONS              CLASS A            CLASS B        COLLATERAL INTEREST       TOTAL
--------------------------------------------------  ------------------  -----------------  --------------------  --------------
Beginning Certificates Balance                          584,500,000.00      52,500,000.00         63,000,000.00  700,000,000.00
Interest Distributions                                    2,779,622.22         256,200.00            313,600.00    3,349,422.22
Principal Deposits - Prin. Funding Account                        0.00               0.00                  0.00            0.00
Principal Distributions                                           0.00               0.00                  0.00            0.00
Total Distributions                                       2,779,622.22         256,200.00            313,600.00    3,349,422.22
Ending Certificates Balance                             584,500,000.00      52,500,000.00         63,000,000.00  700,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

   1.  Total amount of the distribution:                         $          4.76

   2.  Amount of the distribution in respect of Class A Monthly
       Interest:                                                 $          4.76

   3.  Amount of the distribution in respect of Class A
       Outstanding Monthly Interest:                             $          0.00

   4.  Amount of the distribution in respect of Class A
       Additional Interest:                                      $          0.00

   5.  Amount of the distribution in respect of Class A
       Principal:                                                $          0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A
   Investor Charge-Offs on such Distribution Date.

   1.  Total amount of Class A Investor Charge-Offs:             $          0.00

   2.  Amount of Class A Investor Charge- Offs per $1,000
       original certificate principal amount:                    $          0.00

   3.  Total amount reimbursed in respect of Class A Investor
       Charge-Offs:                                              $          0.00

   4.  Amount reimbursed in respect of Class A Investor
       Charge-Offs per $1,000 original certificate principal
       amount:                                                   $          0.00

   5.  The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A
       Invested Amount after giving effect to all transactions
       on such Distribution Date:                                $          0.00

F. Information regarding distributions in respect of the Class
   B Certificates, per $1,000 original certificate principal amount.

   1.  The total amount of the distribution:                     $          4.88

   2.  Amount of the distribution in respect of Class B Monthly
       Interest:                                                 $          4.88

   3.  Amount of the distribution in respect of Class B
       Outstanding Monthly Interest:                             $          0.00

   4.  Amount of the distribution in respect of Class B
       Additional Interest:                                      $          0.00

   5.  Amount of the distribution in respect of Class B
       Principal:                                                $          0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B
   Invested Amount on such Distribution Date.

   1.  The amount of reductions in Class B Invested Amount
       pursuant to clauses (c), (d), and (e) of the definition
       of Class B Invested Amount:                               $          0.00

   2.  The amount of reductions in the Class B Invested Amount set forth in paragraph 1 above, per $1,000 original
       certificate principal amount:                             $          0.00

   3.  The total amount reimbursed in respect of such
       reductions in the Class B Invested Amount:                $          0.00

   4.  The amount set forth in paragraph 3 above, per $1,000
       original certificate principal amount:                    $          0.00

   5.  The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B
       Invested Amount after giving effect to all transactions
       on such Distribution Date:                                $          0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

   1.  Total amount distributed to the Collateral Interest
       Holder:                                                   $  6,949,762.52

   2.  Amount distributed in respect of Collateral Monthly
       Interest:                                                 $    313,600.00

   3.  Amount distributed in respect of Collateral Additional
       Interest:                                                 $          0.00

   4.  The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested
       Amount:                                                   $          0.00

   5.  Amount distributed to the Collateral Interest Holder in
       respect of remaining excess spread:                       $  6,636,162.52

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral
   Invested Amount.

   1.  The amount of reductions in the Collateral Invested
       Amount pursuant to clauses (c), (d), and (e) of the
       definition of Collateral Invested Amount:                 $          0.00

   2.  The total amount reimbursed in respect of such
       reductions in the Collateral Invested Amount:             $          0.00

J. Application of Reallocated Investor Finance Charge
   Collections.

   1.  Class A Available Funds:                                  $ 10,909,253.07

       a. Class A Monthly Interest:                              $  2,779,622.22
       b. Class A Outstanding Monthly Interest:                  $          0.00
       c. Class A Additional Interest:                           $          0.00
       d. Class A Investor Default Amount
          (Treated as Available Principal Collections):          $  1,597,123.15
       e. Excess Spread:                                         $  6,532,507.70

   2.  Class B Available Funds: $979,873.03

       a. Class B Monthly Interest:                              $    256,200.00
       b. Class B Outstanding Monthly Interest:                  $          0.00
       c. Class B Additional Interest:                           $          0.00
       d. Excess Spread:                                         $    723,673.03

   3.  Collateral Available Funds:                               $  1,175,847.64

       a. Excess Spread:                                         $  1,175,847.64

   4.  Total Excess Spread:                                      $  8,432,028.37

K. Reallocated Principal Collections.

   1.  Principal Allocation Percentage:                                  62.9862%

   2.  Series 2005-3 Allocable Principal Collections:            $279,335,947.62

   3.  Principal Allocation Percentage of Series 2005-3
       Allocable Principal Collections:                          $175,943,182.27

   4.  Reallocated Principal Collections Required to fund the
       Required Amount:                                          $          0.00

   5.  Item 3 minus item 4:                                      $175,943,182.27

   6.  Shared Principal Collections from other Series allocated
       to Series 2005-3:                                         $          0.00

   7.  Other amounts Treated as Available Principal
       Collections:                                              $  1,912,722.33

   8.  Available Principal Collections
       (total of 5., 6. & 7.):                                   $177,855,904.60

L. Application of Available Principal Collections during
   Revolving Period.

   1.  Collateral Invested Amount:                               $ 63,000,000.00

   2.  Required Collateral Invested Amount:                      $ 63,000,000.00

   3.  Excess of Collateral Invested Amount over Required
       Collateral Invested Amount:                               $          0.00

   4.  Treated as Shared Principal Collections:                  $177,855,904.60

M. Application of Principal Collections During Accumulation or
   Amortization Period.

   1.  Principal Funding Account:                                $          0.00

   2.  Excess of Collateral Invested Amount over Required
       Collateral Invested Amount:                               $          0.00

   3.  Principal Distribution:                                   $          0.00

   4.  Treated as Shared Principal Collections:                  $          0.00

N. Application of Excess Spread and Excess Finance Charge
   Collections Allocated to Series 2005-3.

   1.  Excess Spread:                                            $  8,432,028.37

   2.  Excess Finance Charge Collections:                        $          0.00

   3.  Applied to fund Class A Required Amount:                  $          0.00

   4.  Class A Investor Charge-Offs treated as Available
       Principal Collections:                                    $          0.00

   5.  Applied to fund Class B overdue Interest:                 $          0.00

   6.  Applied to fund Class B Required Amount:                  $    143,454.17

   7.  Reduction of Class B Invested Amount treated as
       Available Principal Collections:                          $          0.00

   8.  Applied to Collateral Monthly Interest:                   $    313,600.00

   9.  Applied to unpaid Monthly Servicing Fee:                  $  1,166,666.67

   10. Collateral Default Amount treated as Available Principal
       Collections:                                              $    172,145.01

   11. Reduction of Collateral Invested Amount treated as
       Available Principal Collections:                          $          0.00

   12. Deposited to Reserve Account:                             $          0.00

   13. Remaining Excess Spread distributed to Collateral
       Interest Holder:                                          $  6,636,162.52

O. Yield and Base Rate.

   1.  Base Rate:

       a. Current Monthly Period:                                         7.3588%
       b. Prior Monthly Period:                                           7.4551%
       c. Second Prior Monthly Period:                                    7.4551%

   2.  Three Month Average Base Rate:                                     7.4230%

   3.  Series Adjusted Portfolio Yield:

       a. Current Monthly Period:                                        19.3837%
       b. Prior Monthly Period:                                          18.5432%
       c. Second Prior Monthly Period:                                   19.8119%

   4.  Three Month Average Series Adjusted Portfolio Yield:              19.2462%

   5.  Is the 3 month average series adjusted portfolio yield
       more than the 3 month average base rate:                              Yes

SERIES 2005-4 CERTIFICATES

                                                                          TOTAL INVESTOR
A. INVESTOR/TRANSFEROR ALLOCATIONS                  SERIES ALLOCATIONS       INTEREST      TRANSFERORS INTEREST
--------------------------------------------------  ------------------  -----------------  --------------------
Beginning Invested /Transferor Amount                   793,824,301.74     500,000,000.00        293,824,301.74
Beginning Adjusted Invested Amount                                 N/A     500,000,000.00                   N/A
Floating Allocation Percentage                                     N/A            62.9862%              37.0138%
Principal Allocation Percentage                                    N/A            62.9862%              37.0138%
Collections of Finance Chg. Receivables                  14,881,743.79       9,373,449.36          5,508,294.43
Collections of Principal Receivables                    199,525,676.87     125,673,701.62         73,851,975.25
Defaulted Amount                                          2,169,093.52       1,366,230.23            802,863.29
Ending Invested / Transferor Amounts                    837,389,325.57     500,000,000.00        337,389,325.57

B. MONTHLY PERIOD FUNDING REQUIREMENTS                    CLASS A            CLASS B        COLLATERAL INTEREST       TOTAL
--------------------------------------------------  ------------------  -----------------  --------------------  --------------
Principal Funding Account                                         0.00               0.00                  0.00            0.00
Investment Proceeds for Monthly Period                            0.00               0.00                  0.00            0.00
Reserve Account Opening Balance                                   0.00               0.00                  0.00            0.00
Reserve Account Deposit                                           0.00               0.00                  0.00            0.00
Reserve Draw Amount                                               0.00               0.00                  0.00            0.00
Reserve Account Surplus                                           0.00               0.00                  0.00            0.00
Reserve Account Closing Balance                                   0.00               0.00                  0.00            0.00
LIBOR Determination Date                             December 13, 2006  December 13, 2006     December 13, 2006
Coupon December 15, 2006 - January 15, 2007                     5.4200%            5.6000%               5.7700%
                                                          2,011,422.22         186,666.67            230,800.00    2,428,888.89
Monthly Interest Due
Outstanding Monthly Interest Due                                  0.00               0.00                  0.00            0.00
Additional Interest Due                                           0.00               0.00                  0.00            0.00
Total Interest Due                                        2,011,422.22         186,666.67            230,800.00    2,428,888.89
Investor Default Amount                                   1,140,802.24         102,467.27            122,960.72    1,366,230.23
Investor Monthly Fees Due                                   695,833.33          62,500.00             75,000.00      833,333.33
Investor Additional Amounts Due                                   0.00               0.00                  0.00            0.00
Total Due                                                 3,848,057.79         351,633.94            428,760.72    4,628,452.45
Reallocated Investor Finance Charge Collections                                                                    9,368,568.54
Interest and Principal Funding Investment Proceeds                                                                         0.00
Interest on Reserve Account                                                                                                0.00
Series Adjusted Portfolio Yield                                                                                         19.4724%
Base Rate                                                                                                                7.4419%
Excess Spread Percentage                                                                                                11.3763%

C. CERTIFICATES - BALANCES AND DISTRIBUTIONS              CLASS A            CLASS B        COLLATERAL INTEREST       TOTAL
--------------------------------------------------  ------------------  -----------------  --------------------  --------------
Beginning Certificates Balance                          417,500,000.00      37,500,000.00         45,000,000.00  500,000,000.00
Interest Distributions                                    2,011,422.22         186,666.67            230,800.00    2,428,888.89
Principal Deposits - Prin. Funding Account                        0.00               0.00                  0.00            0.00
Principal Distributions                                           0.00               0.00                  0.00            0.00
Total Distributions                                       2,011,422.22         186,666.67            230,800.00    2,428,888.89
Ending Certificates Balance                             417,500,000.00      37,500,000.00         45,000,000.00  500,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

   1.  Total amount of the distribution:                         $          4.82

   2.  Amount of the distribution in respect of Class A Monthly
       Interest:                                                 $          4.82

   3.  Amount of the distribution in respect of Class A
       Outstanding Monthly Interest:                             $          0.00

   4.  Amount of the distribution in respect of Class A
       Additional Interest:                                      $          0.00

   5.  Amount of the distribution in respect of Class A
       Principal:                                                $          0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A
   Investor Charge-Offs on such Distribution Date.

   1.  Total amount of Class A Investor Charge-Offs:             $          0.00

   2.  Amount of Class A Investor Charge-Offs per $1,000
       original certificate principal amount:                    $          0.00

   3.  Total amount reimbursed in respect of Class A Investor
       Charge-Offs:                                              $          0.00

   4.  Amount reimbursed in respect of Class A Investor
       Charge-Offs per $1,000 original certificate principal
       amount:                                                   $          0.00

   5.  The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A
       Invested Amount after giving effect to all transactions
       on such Distribution Date:                                $          0.00

F. Information regarding distributions in respect of the Class
   B Certificates, per $1,000 original certificate principal amount.

   1.  The total amount of the distribution:                     $          4.98

   2.  Amount of the distribution in respect of Class B Monthly
       Interest:                                                 $          4.98

   3.  Amount of the distribution in respect of Class B
       Outstanding Monthly Interest:                             $          0.00

   4.  Amount of the distribution in respect of Class B
       Additional Interest:                                      $          0.00

   5.  Amount of the distribution in respect of Class B
       Principal:                                                $          0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B
   Invested Amount on such Distribution Date.

   1.  The amount of reductions in Class B Invested Amount
       pursuant to clauses (c), (d), and (e) of the definition
       of Class B Invested Amount:                               $          0.00

   2.  The amount of reductions in the Class B Invested Amount set forth in paragraph 1 above, per $1,000 original
       certificate principal amount:                             $          0.00

   3.  The total amount reimbursed in respect of such
       reductions in the Class B Invested Amount:                $          0.00

   4.  The amount set forth in paragraph 3 above, per $1,000
       original certificate principal amount:                    $          0.00

   5.  The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B
       Invested Amount after giving effect to all transactions
       on such Distribution Date:                                $          0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

   1.  Total amount distributed to the Collateral Interest
       Holder:                                                   $  4,970,916.09

   2.  Amount distributed in respect of Collateral Monthly
       Interest:                                                 $    230,800.00

   3.  Amount distributed in respect of Collateral Additional
       Interest:                                                 $          0.00

   4.  The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested
       Amount:                                                   $          0.00

   5.  Amount distributed to the Collateral Interest Holder in
       respect of remaining excess spread:                       $  4,740,116.09

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral
   Invested Amount.

   1.  The amount of reductions in the Collateral Invested
       Amount pursuant to clauses (c), (d), and (e) of the
       definition of Collateral Invested Amount:                 $          0.00

   2.  The total amount reimbursed in respect of such
       reductions in the Collateral Invested Amount:             $          0.00

J. Application of Reallocated Investor Finance Charge
   Collections.

   1.  Class A Available Funds:                                  $  7,822,754.73

       a. Class A Monthly Interest:                              $  2,011,422.22
       b. Class A Outstanding Monthly Interest:                  $          0.00
       c. Class A Additional Interest:                           $          0.00
       d. Class A Investor Default Amount (Treated as Available
           Principal Collections):                               $  1,140,802.24
       e. Excess Spread:                                         $  4,670,530.27

   2.  Class B Available Funds:                                  $    702,642.64

       a. Class B Monthly Interest:                              $    186,666.67
       b. Class B Outstanding Monthly Interest:                  $          0.00
       c. Class B Additional Interest:                           $          0.00
       d. Excess Spread:                                         $    515,975.97

   3.  Collateral Available Funds:                               $    843,171.17

       a. Excess Spread:                                         $    843,171.17

   4.  Total Excess Spread:                                      $  6,029,677.41

K. Reallocated Principal Collections.

   1.  Principal Allocation Percentage:                                  62.9862%

   2.  Series 2005-4 Allocable Principal Collections:            $199,525,676.87

   3.  Principal Allocation Percentage of Series 2005-4
       Allocable Principal Collections:                          $125,673,701.62

   4.  Reallocated Principal Collections Required to fund the
       Required Amount:                                          $          0.00

   5.  Item 3 minus item 4:                                      $125,673,701.62

   6.  Shared Principal Collections from other Series allocated
       to Series 2005-4:                                         $          0.00

   7.  Other amounts Treated as Available Principal
       Collections:                                              $  1,366,230.23

   8.  Available Principal Collections (total of 5., 6. & 7.):   $127,039,931.85

L. Application of Available Principal Collections during
   Revolving Period.

   1.  Collateral Invested Amount:                               $ 45,000,000.00

   2.  Required Collateral Invested Amount:                      $ 45,000,000.00

   3.  Excess of Collateral Invested Amount over Required
       Collateral Invested Amount:                               $          0.00

   4.  Treated as Shared Principal Collections:                  $127,039,931.85

M. Application of Principal Collections During Accumulation or
   Amortization Period.

   1.  Principal Funding Account:                                $          0.00

   2.  Excess of Collateral Invested Amount over Required
       Collateral Invested Amount:                               $          0.00

   3.  Principal Distribution:                                   $          0.00

   4.  Treated as Shared Principal Collections:                  $          0.00

N. Application of Excess Spread and Excess Finance Charge
   Collections Allocated to Series 2005-4.

   1.  Excess Spread:                                            $  6,029,677.41

   2.  Excess Finance Charge Collections:                        $          0.00

   3.  Applied to fund Class A Required Amount:                  $          0.00

   4.  Class A Investor Charge-Offs treated as Available
       Principal Collections:                                    $          0.00

   5.  Applied to fund Class B overdue Interest:                 $          0.00

   6.  Applied to fund Class B Required Amount:                  $    102,467.27

   7.  Reduction of Class B Invested Amount treated as
       Available Principal Collections:                          $          0.00

   8.  Applied to Collateral Monthly Interest:                   $    230,800.00

   9.  Applied to unpaid Monthly Servicing Fee:                  $    833,333.33

   10. Collateral Default Amount treated as Available Principal
       Collections:                                              $    122,960.72

   11. Reduction of Collateral Invested Amount treated as
       Available Principal Collections:                          $          0.00

   12. Deposited to Reserve Account:                             $          0.00

   13. Remaining Excess Spread distributed to Collateral
       Interest Holder:                                          $  4,740,116.09

O. Yield and Base Rate.

   1.  Base Rate:

       a. Current Monthly Period:                                         7.4419%
       b. Prior Monthly Period:                                           7.5383%
       c. Second Prior Monthly Period:                                    7.5383%

   2.  Three Month Average Base Rate:                                     7.5062%

   3.  Series Adjusted Portfolio Yield:

       a. Current Monthly Period:                                        19.4724%
       b. Prior Monthly Period:                                          18.6236%
       c. Second Prior Monthly Period:                                   19.8950%

   4.  Three Month Average Series Adjusted Portfolio Yield:              19.3303%

   5.  Is the 3 month average series adjusted portfolio yield
       more than the 3 month average base rate:                              Yes

SERIES 2005-5 CERTIFICATES

                                                                          TOTAL INVESTOR
A. INVESTOR/TRANSFEROR ALLOCATIONS                  SERIES ALLOCATIONS       INTEREST      TRANSFERORS INTEREST
--------------------------------------------------  ------------------  -----------------  --------------------
Beginning Invested /Transferor Amount                 1,746,413,463.82   1,100,000,000.00        646,413,463.82
Beginning Adjusted Invested Amount                                 N/A   1,100,000,000.00                   N/A
Floating Allocation Percentage                                     N/A            62.9862%              37.0138%
Principal Allocation Percentage                                    N/A            62.9862%              37.0138%
Collections of Finance Chg. Receivables                  32,739,836.33      20,621,588.59         12,118,247.74
Collections of Principal Receivables                    438,956,489.12     276,482,143.57        162,474,345.55
Defaulted Amount                                          4,772,005.75       3,005,706.51          1,766,299.24
Ending Invested / Transferor Amounts                  1,842,256,516.26   1,100,000,000.00        742,256,516.26

B. MONTHLY PERIOD FUNDING REQUIREMENTS                    CLASS A            CLASS B        COLLATERAL INTEREST        TOTAL
--------------------------------------------------  ------------------  -----------------  --------------------  ----------------
Principal Funding Account                                         0.00               0.00                  0.00              0.00
Investment Proceeds for Monthly Period                            0.00               0.00                  0.00              0.00
Reserve Account Opening Balance                                   0.00               0.00                  0.00              0.00
Reserve Account Deposit                                           0.00               0.00                  0.00              0.00
Reserve Draw Amount                                               0.00               0.00                  0.00              0.00
Reserve Account Surplus                                           0.00               0.00                  0.00              0.00
Reserve Account Closing Balance                                   0.00               0.00                  0.00              0.00
LIBOR Determination Date                             December 13, 2006  December 13, 2006     December 13, 2006
Coupon December 15, 2006 - January 15, 2007                     5.3900%            5.5300%               5.6700%
                                                          4,400,635.56         405,533.33            498,960.00      5,305,128.89
Monthly Interest Due
Outstanding Monthly Interest Due                                  0.00               0.00                  0.00              0.00
Additional Interest Due                                           0.00               0.00                  0.00              0.00
Total Interest Due                                        4,400,635.56         405,533.33            498,960.00      5,305,128.89
Investor Default Amount                                   2,509,764.94         225,427.99            270,513.59      3,005,706.51
Investor Monthly Fees Due                                 1,530,833.33         137,500.00            165,000.00      1,833,333.33
Investor Additional Amounts Due                                   0.00               0.00                  0.00              0.00
Total Due                                                 8,441,233.83         768,461.32            934,473.59     10,144,168.74
Reallocated Investor Finance Charge Collections                                                                     20,572,424.13
Interest and Principal Funding Investment Proceeds                                                                           0.00
Interest on Reserve Account                                                                                                  0.00
Series Adjusted Portfolio Yield                                                                                           19.4299%
Base Rate                                                                                                                  7.4021%
Excess Spread Percentage                                                                                                  11.3763%

C. CERTIFICATES - BALANCES AND DISTRIBUTIONS              CLASS A            CLASS B        COLLATERAL INTEREST        TOTAL
--------------------------------------------------  ------------------  -----------------  --------------------  ----------------
Beginning Certificates Balance                          918,500,000.00      82,500,000.00         99,000,000.00  1,100,000,000.00
Interest Distributions                                    4,400,635.56         405,533.33            498,960.00      5,305,128.89
Principal Deposits - Prin. Funding Account                        0.00               0.00                  0.00              0.00
Principal Distributions                                           0.00               0.00                  0.00              0.00
Total Distributions                                       4,400,635.56         405,533.33            498,960.00      5,305,128.89
Ending Certificates Balance                             918,500,000.00      82,500,000.00         99,000,000.00  1,100,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

   1.  Total amount of the distribution:                         $          4.79

   2.  Amount of the distribution in respect of Class A Monthly
       Interest:                                                 $          4.79

   3.  Amount of the distribution in respect of Class A
       Outstanding Monthly Interest:                             $          0.00

   4.  Amount of the distribution in respect of Class A
       Additional Interest:                                      $          0.00

   5.  Amount of the distribution in respect of Class A
       Principal:                                                $          0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A
   Investor Charge-Offs on such Distribution Date.

   1.  Total amount of Class A Investor Charge-Offs:             $          0.00

   2.  Amount of Class A Investor Charge-Offs per $1,000
       original certificate principal amount:                    $          0.00

   3.  Total amount reimbursed in respect of Class A Investor
       Charge-Offs:                                              $          0.00

   4.  Amount reimbursed in respect of Class A Investor
       Charge-Offs per $1,000 original certificate principal
       amount:                                                   $          0.00

   5.  The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A
       Invested Amount after giving effect to all transactions
       on such Distribution Date:                                $          0.00

F. Information regarding distributions in respect of the Class
   B Certificates, per $1,000 original certificate principal amount.

   1.  The total amount of the distribution:                     $          4.92

   2.  Amount of the distribution in respect of Class B Monthly
       Interest:                                                 $          4.92

   3.  Amount of the distribution in respect of Class B
       Outstanding Monthly Interest:                             $          0.00

   4.  Amount of the distribution in respect of Class B
       Additional Interest:                                      $          0.00

   5.  Amount of the distribution in respect of Class B
       Principal:                                                $          0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B
   Invested Amount on such Distribution Date.

   1.  The amount of reductions in Class B Invested Amount
       pursuant to clauses (c), (d), and (e) of the definition
       of Class B Invested Amount:                               $          0.00

   2.  The amount of reductions in the Class B Invested Amount set forth in paragraph 1 above, per $1,000 original
       certificate principal amount:                             $          0.00

   3.  The total amount reimbursed in respect of such
       reductions in the Class B Invested Amount:                $          0.00

   4.  The amount set forth in paragraph 3 above, per $1,000
       original certificate principal amount:                    $          0.00

   5.  The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B
       Invested Amount after giving effect to all transactions
       on such Distribution Date:                                $          0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

   1.  Total amount distributed to the Collateral Interest
       Holder:                                                   $ 10,927,215.39

   2.  Amount distributed in respect of Collateral Monthly
       Interest:                                                 $    498,960.00

   3.  Amount distributed in respect of Collateral Additional
       Interest:                                                 $          0.00

   4.  The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested
       Amount:                                                   $          0.00

   5.  Amount distributed to the Collateral Interest Holder in
       respect of remaining excess spread:                       $ 10,428,255.39

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral
   Invested Amount.

   1.  The amount of reductions in the Collateral Invested
       Amount pursuant to clauses (c), (d), and (e) of the
       definition of Collateral Invested Amount:                 $          0.00

   2.  The total amount reimbursed in respect of such
       reductions in the Collateral Invested Amount:             $          0.00

J. Application of Reallocated Investor Finance Charge
   Collections.

   1.  Class A Available Funds:                                  $ 17,177,974.15

       a. Class A Monthly Interest:                              $  4,400,635.56
       b. Class A Outstanding Monthly Interest:                  $          0.00
       c. Class A Additional Interest:                           $          0.00
       d. Class A Investor Default Amount
          (Treated as Available Principal Collections):          $  2,509,764.94
       e. Excess Spread:                                         $ 10,267,573.65

   2.  Class B Available Funds:                                  $  1,542,931.81

       a. Class B Monthly Interest:                              $    405,533.33
       b. Class B Outstanding Monthly Interest:                  $          0.00
       c. Class B Additional Interest:                           $          0.00
       d. Excess Spread:                                         $  1,137,398.48

   3.  Collateral Available Funds:                               $  1,851,518.17

       a. Excess Spread:                                         $  1,851,518.17

   4.  Total Excess Spread:                                      $ 13,256,490.30

K. Reallocated Principal Collections.

   1.  Principal Allocation Percentage:                                  62.9862%

   2.  Series 2005-5 Allocable Principal Collections:            $438,956,489.12

   3.  Principal Allocation Percentage of Series 2005-5
       Allocable Principal Collections:                          $276,482,143.57

   4.  Reallocated Principal Collections Required to fund the
       Required Amount:                                          $          0.00

   5.  Item 3 minus item 4:                                      $276,482,143.57

   6.  Shared Principal Collections from other Series allocated
       to Series 2005-5:                                         $          0.00

   7.  Other amounts Treated as Available Principal Collections: $  3,005,706.52

   8.  Available Principal Collections (total of 5., 6. & 7.):   $279,487,850.09

L. Application of Available Principal Collections during
   Revolving Period.

   1.  Collateral Invested Amount:                               $ 99,000,000.00

   2.  Required Collateral Invested Amount:                      $ 99,000,000.00

   3.  Excess of Collateral Invested Amount over Required
       Collateral Invested Amount:                               $          0.00

   4.  Treated as Shared Principal Collections:                  $279,487,850.09

M. Application of Principal Collections During Accumulation or
   Amortization Period.

   1.  Principal Funding Account:                                $          0.00

   2.  Excess of Collateral Invested Amount over Required
       Collateral Invested Amount:                               $          0.00

   3.  Principal Distribution:                                   $          0.00

   4.  Treated as Shared Principal Collections:                  $          0.00

N. Application of Excess Spread and Excess Finance Charge
   Collections Allocated to Series 2005-5.

   1.  Excess Spread:                                            $ 13,256,490.30

   2.  Excess Finance Charge Collections:                        $          0.00

   3.  Applied to fund Class A Required Amount:                  $          0.00

   4.  Class A Investor Charge-Offs treated as Available
       Principal Collections:                                    $          0.00

   5.  Applied to fund Class B overdue Interest:                 $          0.00

   6.  Applied to fund Class B Required Amount:                  $    225,427.99

   7.  Reduction of Class B Invested Amount
       treated as Available Principal Collections:               $          0.00

   8.  Applied to Collateral Monthly Interest:                   $    498,960.00

   9.  Applied to unpaid Monthly Servicing Fee:                  $  1,833,333.33

   10. Collateral Default Amount treated as
       Available Principal Collections:                          $    270,513.59

   11. Reduction of Collateral Invested Amount
       treated as Available Principal Collections:               $          0.00

   12. Deposited to Reserve Account:                             $          0.00

   13. Remaining Excess Spread distributed to Collateral
       Interest Holder:                                          $ 10,428,255.39

O. Yield and Base Rate.

   1.  Base Rate:

       a. Current Monthly Period:                                         7.4021%
       b. Prior Monthly Period:                                           7.4984%
       c. Second Prior Monthly Period:                                    7.4984%

   2.  Three Month Average Base Rate:                                     7.4663%

   3.  Series Adjusted Portfolio Yield:

       a. Current Monthly Period:                                        19.4299%
       b. Prior Monthly Period:                                          18.5850%
       c. Second Prior Monthly Period:                                   19.8552%

   4.  Three Month Average Series Adjusted Portfolio Yield:              19.2900%

   5.  Is the 3 month average series adjusted portfolio yield
       more than the 3 month average base rate:                              Yes

SERIES 2005-6 CERTIFICATES

                                                                          TOTAL INVESTOR
A. INVESTOR/TRANSFEROR ALLOCATIONS                  SERIES ALLOCATIONS       INTEREST      TRANSFERORS INTEREST
--------------------------------------------------  ------------------  -----------------  --------------------
Beginning Invested /Transferor Amount                 1,111,354,022.43     700,000,000.00        411,354,022.43
Beginning Adjusted Invested Amount                                 N/A     700,000,000.00                   N/A
Floating Allocation Percentage                                     N/A            62.9862%              37.0138%
Principal Allocation Percentage                                    N/A            62.9862%              37.0138%
Collections of Finance Chg. Receivables                  20,834,441.30      13,122,829.10          7,711,612.20
Collections of Principal Receivables                    279,335,947.62     175,943,182.27        103,392,765.35
Defaulted Amount                                          3,036,730.93       1,912,722.33          1,124,008.60
Ending Invested / Transferor Amounts                  1,172,345,055.80     700,000,000.00        472,345,055.80

B. MONTHLY PERIOD FUNDING REQUIREMENTS                    CLASS A            CLASS B        COLLATERAL INTEREST       TOTAL
--------------------------------------------------  ------------------  -----------------  --------------------  --------------
Principal Funding Account                                         0.00               0.00                  0.00            0.00
Investment Proceeds for Monthly Period                            0.00               0.00                  0.00            0.00
Reserve Account Opening Balance                                   0.00               0.00                  0.00            0.00
Reserve Account Deposit                                           0.00               0.00                  0.00            0.00
Reserve Draw Amount                                               0.00               0.00                  0.00            0.00
Reserve Account Surplus                                           0.00               0.00                  0.00            0.00
Reserve Account Closing Balance                                   0.00               0.00                  0.00            0.00
LIBOR Determination Date                             December 13, 2006  December 13, 2006     December 13, 2006
Coupon December 15, 2006 - January 15, 2007                     5.3500%            5.4900%               5.6000%
                                                          2,779,622.22         256,200.00            313,600.00    3,349,422.22
Monthly Interest Due
Outstanding Monthly Interest Due                                  0.00               0.00                  0.00            0.00
Additional Interest Due                                           0.00               0.00                  0.00            0.00
Total Interest Due                                        2,779,622.22         256,200.00            313,600.00    3,349,422.22
Investor Default Amount                                   1,597,123.15         143,454.17            172,145.01    1,912,722.33
Investor Monthly Fees Due                                   974,166.67          87,500.00            105,000.00    1,166,666.67
Investor Additional Amounts Due                                   0.00               0.00                  0.00            0.00
Total Due                                                 5,350,912.04         487,154.17            590,745.01    6,428,811.22
Reallocated Investor Finance Charge Collections                                                                   13,064,973.74
Interest and Principal Funding Investment Proceeds                                                                         0.00
Interest on Reserve Account                                                                                                0.00
Series Adjusted Portfolio Yield                                                                                         19.3837%
Base Rate                                                                                                                7.3588%
Excess Spread Percentage                                                                                                11.3763%

C. CERTIFICATES - BALANCES AND DISTRIBUTIONS              CLASS A            CLASS B        COLLATERAL INTEREST       TOTAL
--------------------------------------------------  ------------------  -----------------  --------------------  --------------
Beginning Certificates Balance                          584,500,000.00      52,500,000.00         63,000,000.00  700,000,000.00
Interest Distributions                                    2,779,622.22         256,200.00            313,600.00    3,349,422.22
Principal Deposits - Prin. Funding Account                        0.00               0.00                  0.00            0.00
Principal Distributions                                           0.00               0.00                  0.00            0.00
Total Distributions                                       2,779,622.22         256,200.00            313,600.00    3,349,422.22
Ending Certificates Balance                             584,500,000.00      52,500,000.00         63,000,000.00  700,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

   1.  Total amount of the distribution:                         $          4.76

   2.  Amount of the distribution in respect of Class A Monthly
       Interest:                                                 $          4.76

   3.  Amount of the distribution in respect of Class A
       Outstanding Monthly Interest:                             $          0.00

   4.  Amount of the distribution in respect of Class A
       Additional Interest:                                      $          0.00

   5.  Amount of the distribution in respect of Class A
       Principal:                                                $          0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A
   Investor Charge-Offs on such Distribution Date.

   1.  Total amount of Class A Investor Charge-Offs:             $          0.00

   2.  Amount of Class A Investor Charge-Offs per $1,000
       original certificate principal amount:                    $          0.00

   3.  Total amount reimbursed in respect of Class A Investor
       Charge-Offs:                                              $          0.00

   4.  Amount reimbursed in respect of Class A Investor
       Charge-Offs per $1,000 original certificate principal
       amount:                                                   $          0.00

   5.  The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A
       Invested Amount after giving effect to all transactions
       on such Distribution Date:                                $          0.00

F. Information regarding distributions in respect of the Class
   B Certificates, per $1,000 original certificate principal amount.

   1.  The total amount of the distribution:                     $          4.88

   2.  Amount of the distribution in respect of Class B Monthly
       Interest:                                                 $          4.88

   3.  Amount of the distribution in respect of Class B
       Outstanding Monthly Interest:                             $          0.00

   4.  Amount of the distribution in respect of Class B
       Additional Interest:                                      $          0.00

   5.  Amount of the distribution in respect of Class B
       Principal:                                                $          0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B
   Invested Amount on such Distribution Date.

   1.  The amount of reductions in Class B Invested Amount
       pursuant to clauses (c), (d), and (e) of the definition
       of Class B Invested Amount:                               $          0.00

   2.  The amount of reductions in the Class B Invested Amount set forth in paragraph 1 above, per $1,000 original
       certificate principal amount:                             $          0.00

   3.  The total amount reimbursed in respect of such
       reductions in the Class B Invested Amount:                $          0.00

   4.  The amount set forth in paragraph 3 above, per $1,000
       original certificate principal amount:                    $          0.00

   5.  The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B
       Invested Amount after giving effect to all transactions
       on such Distribution Date:                                $          0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

   1.  Total amount distributed to the Collateral Interest
       Holder:                                                   $  6,949,762.52

   2.  Amount distributed in respect of Collateral Monthly
       Interest:                                                 $    313,600.00

   3.  Amount distributed in respect of Collateral Additional
       Interest:                                                 $          0.00

   4.  The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested
       Amount:                                                   $          0.00

   5.  Amount distributed to the Collateral Interest Holder in
       respect of remaining excess spread:                       $  6,636,162.52

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral
   Invested Amount.

   1.  The amount of reductions in the Collateral Invested
       Amount pursuant to clauses (c), (d), and (e) of the
       definition of Collateral Invested Amount:                 $          0.00

   2.  The total amount reimbursed in respect of such
       reductions in the Collateral Invested Amount:             $          0.00

J. Application of Reallocated Investor Finance Charge
   Collections.

   1.  Class A Available Funds:                                  $ 10,909,253.07

       a. Class A Monthly Interest:                              $  2,779,622.22
       b. Class A Outstanding Monthly Interest:                  $          0.00
       c. Class A Additional Interest:                           $          0.00
       d. Class A Investor Default Amount
          (Treated as Available Principal Collections):          $  1,597,123.15
       e. Excess Spread:                                         $  6,532,507.70

   2.  Class B Available Funds:                                  $    979,873.03

       a. Class B Monthly Interest:                              $    256,200.00
       b. Class B Outstanding Monthly Interest:                  $          0.00
       c. Class B Additional Interest:                           $          0.00
       d. Excess Spread:                                         $    723,673.03

   3.  Collateral Available Funds:                               $  1,175,847.64

       a. Excess Spread:                                         $  1,175,847.64

   4.  Total Excess Spread:                                      $  8,432,028.37

K. Reallocated Principal Collections.

   1.  Principal Allocation Percentage:                                  62.9862%

   2.  Series 2005-6 Allocable Principal Collections:            $279,335,947.62

   3.  Principal Allocation Percentage of Series 2005-6
       Allocable Principal Collections:                          $175,943,182.27

   4.  Reallocated Principal Collections Required to fund the
       Required Amount:                                          $          0.00

   5.  Item 3 minus item 4:                                      $175,943,182.27

   6.  Shared Principal Collections from other Series allocated
       to Series 2005-6:                                         $          0.00

   7.  Other amounts Treated as Available Principal
       Collections:                                              $  1,912,722.33

   8.  Available Principal Collections (total of 5., 6. & 7.):   $177,855,904.60

L. Application of Available Principal Collections during
   Revolving Period.

   1.  Collateral Invested Amount:                               $ 63,000,000.00

   2.  Required Collateral Invested Amount:                      $ 63,000,000.00

   3.  Excess of Collateral Invested Amount over Required
       Collateral Invested Amount:                               $          0.00

   4.  Treated as Shared Principal Collections:                  $177,855,904.60

M. Application of Principal Collections During Accumulation or
   Amortization Period.

   1.  Principal Funding Account:                                $          0.00

   2.  Excess of Collateral Invested Amount over Required
       Collateral Invested Amount:                               $          0.00

   3.  Principal Distribution:                                   $          0.00

   4.  Treated as Shared Principal Collections:                  $          0.00

N. Application of Excess Spread and Excess Finance Charge
   Collections Allocated to Series 2005-6.

   1.  Excess Spread:                                            $  8,432,028.37

   2.  Excess Finance Charge Collections:                        $          0.00

   3.  Applied to fund Class A Required Amount:                  $          0.00

   4.  Class A Investor Charge-Offs treated as Available
       Principal Collections:                                    $          0.00

   5.  Applied to fund Class B overdue Interest:                 $          0.00

   6.  Applied to fund Class B Required Amount:                  $    143,454.17

   7.  Reduction of Class B Invested Amount treated as
       Available Principal Collections:                          $          0.00

   8.  Applied to Collateral Monthly Interest:                   $    313,600.00

   9.  Applied to unpaid Monthly Servicing Fee:                  $  1,166,666.67

   10. Collateral Default Amount treated as Available Principal
       Collections:                                              $    172,145.01

   11. Reduction of Collateral Invested Amount treated as
       Available Principal Collections:                          $          0.00

   12. Deposited to Reserve Account:                             $          0.00

   13. Remaining Excess Spread distributed to Collateral
       Interest Holder:                                          $  6,636,162.52

O. Yield and Base Rate.

   1.  Base Rate:

       a. Current Monthly Period:                                         7.3588%
       b. Prior Monthly Period:                                           7.4551%
       c. Second Prior Monthly Period:                                    7.4551%

   2.  Three Month Average Base Rate:                                     7.4230%

   3.  Series Adjusted Portfolio Yield:

       a. Current Monthly Period:                                        19.3837%
       b. Prior Monthly Period:                                          18.5432%
       c. Second Prior Monthly Period:                                   19.8119%

   4.  Three Month Average Series Adjusted Portfolio Yield:              19.2462%

   5.  Is the 3 month average series adjusted portfolio yield
       more than the 3 month average base rate:                              Yes

SERIES 2005-7 CERTIFICATES

                                                                          TOTAL INVESTOR
A. INVESTOR/TRANSFEROR ALLOCATIONS                  SERIES ALLOCATIONS       INTEREST      TRANSFERORS INTEREST
--------------------------------------------------  ------------------  -----------------  --------------------
Beginning Invested /Transferor Amount                 1,111,354,022.43     700,000,000.00        411,354,022.43
Beginning Adjusted Invested Amount                                 N/A     700,000,000.00                   N/A
Floating Allocation Percentage                                     N/A            62.9862%              37.0138%
Principal Allocation Percentage                                    N/A            62.9862%              37.0138%
Collections of Finance Chg. Receivables                  20,834,441.30      13,122,829.10          7,711,612.20
Collections of Principal Receivables                    279,335,947.62     175,943,182.27        103,392,765.35
Defaulted Amount                                          3,036,730.93       1,912,722.33          1,124,008.60
Ending Invested / Transferor Amounts                  1,172,345,055.80     700,000,000.00        472,345,055.80

B. MONTHLY PERIOD FUNDING REQUIREMENTS                    CLASS A            CLASS B        COLLATERAL INTEREST       TOTAL
--------------------------------------------------  ------------------  -----------------  --------------------  --------------
Principal Funding Account                                         0.00               0.00                  0.00            0.00
Investment Proceeds for Monthly Period                            0.00               0.00                  0.00            0.00
Reserve Account Opening Balance                                   0.00               0.00                  0.00            0.00
Reserve Account Deposit                                           0.00               0.00                  0.00            0.00
Reserve Draw Amount                                               0.00               0.00                  0.00            0.00
Reserve Account Surplus                                           0.00               0.00                  0.00            0.00
Reserve Account Closing Balance                                   0.00               0.00                  0.00            0.00
LIBOR Determination Date                             December 13, 2006  December 13, 2006    December 13, 2006
Coupon December 15, 2006 - January 15, 2007                     5.4200%            5.6200%               5.7600%
                                                          2,815,991.11         262,266.67            322,560.00    3,400,817.78
Monthly Interest Due
Outstanding Monthly Interest Due                                  0.00               0.00                  0.00            0.00
Additional Interest Due                                           0.00               0.00                  0.00            0.00
Total Interest Due                                        2,815,991.11         262,266.67            322,560.00    3,400,817.78
Investor Default Amount                                   1,597,123.15         143,454.17            172,145.01    1,912,722.33
Investor Monthly Fees Due                                   974,166.67          87,500.00            105,000.00    1,166,666.67
Investor Additional Amounts Due                                   0.00               0.00                  0.00            0.00
Total Due                                                 5,387,280.93         493,220.84            599,705.01    6,480,206.78
Reallocated Investor Finance Charge Collections                                                                   13,116,369.30
Interest and Principal Funding Investment Proceeds                                                                         0.00
Interest on Reserve Account                                                                                                0.00
Series Adjusted Portfolio Yield                                                                                         19.4730%
Base Rate                                                                                                                7.4426%
Excess Spread Percentage                                                                                                11.3763%

C. CERTIFICATES - BALANCES AND DISTRIBUTIONS              CLASS A            CLASS B        COLLATERAL INTEREST       TOTAL
--------------------------------------------------  ------------------  -----------------  --------------------  --------------
Beginning Certificates Balance                          584,500,000.00      52,500,000.00         63,000,000.00  700,000,000.00
Interest Distributions                                    2,815,991.11         262,266.67            322,560.00    3,400,817.78
Principal Deposits - Prin. Funding Account                        0.00               0.00                  0.00            0.00
Principal Distributions                                           0.00               0.00                  0.00            0.00
Total Distributions                                       2,815,991.11         262,266.67            322,560.00    3,400,817.78
Ending Certificates Balance                             584,500,000.00      52,500,000.00         63,000,000.00  700,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

   1.  Total amount of the distribution:                         $          4.82

   2.  Amount of the distribution in respect of Class A Monthly
       Interest:                                                 $          4.82

   3.  Amount of the distribution in respect of Class A
       Outstanding Monthly Interest:                             $          0.00

   4.  Amount of the distribution in respect of Class A
       Additional Interest:                                      $          0.00

   5.  Amount of the distribution in respect of Class A
       Principal:                                                $          0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A
   Investor Charge-Offs on such Distribution Date.

   1.  Total amount of Class A Investor Charge-Offs:             $          0.00

   2.  Amount of Class A Investor Charge-Offs per $1,000
       original certificate principal amount:                    $          0.00

   3.  Total amount reimbursed in respect of Class A Investor
       Charge-Offs:                                              $          0.00

   4.  Amount reimbursed in respect of Class A Investor
       Charge-Offs per $1,000 original certificate principal
       amount:                                                   $          0.00

   5.  The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A
       Invested Amount after giving effect to all transactions
       on such Distribution Date:                                $          0.00

F. Information regarding distributions in respect of the Class
   B Certificates, per $1,000 original certificate principal amount.

   1.  The total amount of the distribution:                     $          5.00

   2.  Amount of the distribution in respect of Class B Monthly
       Interest:                                                 $          5.00

   3.  Amount of the distribution in respect of Class B
       Outstanding Monthly Interest:                             $          0.00

   4.  Amount of the distribution in respect of Class B
       Additional Interest:                                      $          0.00

   5.  Amount of the distribution in respect of Class B
       Principal:                                                $          0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B
   Invested Amount on such Distribution Date.

   1.  The amount of reductions in Class B Invested Amount
       pursuant to clauses (c), (d), and (e) of the definition
       of Class B Invested Amount:                               $          0.00

   2.  The amount of reductions in the Class B Invested Amount set forth in paragraph 1 above, per $1,000 original
       certificate principal amount:                             $          0.00

   3.  The total amount reimbursed in respect of such
       reductions in the Class B Invested Amount:                $          0.00

   4.  The amount set forth in paragraph 3 above, per $1,000
       original certificate principal amount:                    $          0.00

   5.  The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B
       Invested Amount after giving effect to all transactions
       on such Distribution Date:                                $          0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

   1.  Total amount distributed to the Collateral Interest
       Holder:                                                   $  6,958,722.53

   2.  Amount distributed in respect of Collateral Monthly
       Interest:                                                 $    322,560.00

   3.  Amount distributed in respect of Collateral Additional
       Interest:                                                 $          0.00

   4.  The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested
       Amount:                                                   $          0.00

   5.  Amount distributed to the Collateral Interest Holder in
       respect of remaining excess spread:                       $  6,636,162.53

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral
   Invested Amount.

   1.  The amount of reductions in the Collateral Invested
       Amount pursuant to clauses (c), (d), and (e) of the
       definition of Collateral Invested Amount:                 $          0.00

   2.  The total amount reimbursed in respect of such
       reductions in the Collateral Invested Amount:             $          0.00

J. Application of Reallocated Investor Finance Charge
   Collections.

   1.  Class A Available Funds:                                  $ 10,952,168.37

       a. Class A Monthly Interest:                              $  2,815,991.11
       b. Class A Outstanding Monthly Interest:                  $          0.00
       c. Class A Additional Interest:                           $          0.00
       d. Class A Investor Default Amount
          (Treated as Available Principal Collections):          $  1,597,123.15
       e. Excess Spread:                                         $  6,539,054.11

   2.  Class B Available Funds:                                  $    983,727.70

       a. Class B Monthly Interest:                              $    262,266.67
       b. Class B Outstanding Monthly Interest:                  $          0.00
       c. Class B Additional Interest:                           $          0.00
       d. Excess Spread:                                         $    721,461.03

   3.  Collateral Available Funds:                               $  1,180,473.24

       a. Excess Spread:                                         $  1,180,473.24

   4.  Total Excess Spread:                                      $  8,440,988.38

K. Reallocated Principal Collections.

   1.  Principal Allocation Percentage:                                  62.9862%

   2.  Series 2005-7 Allocable Principal Collections:            $279,335,947.62

   3.  Principal Allocation Percentage of Series 2005-7
       Allocable Principal Collections:                          $175,943,182.27

   4.  Reallocated Principal Collections Required to fund the
       Required Amount:                                          $          0.00

   5.  Item 3 minus item 4:                                      $175,943,182.27

   6.  Shared Principal Collections from other Series allocated
       to Series 2005-7:                                         $          0.00

   7.  Other amounts Treated as Available Principal
       Collections:                                              $  1,912,722.33

   8.  Available Principal Collections (total of 5., 6. & 7.):   $177,855,904.60

L. Application of Available Principal Collections during
   Revolving Period.

   1.  Collateral Invested Amount:                               $ 63,000,000.00

   2.  Required Collateral Invested Amount:                      $ 63,000,000.00

   3.  Excess of Collateral Invested Amount over Required
       Collateral Invested Amount:                               $          0.00

   4.  Treated as Shared Principal Collections:                  $177,855,904.60

M. Application of Principal Collections During Accumulation or
   Amortization Period.

   1.  Principal Funding Account:                                $          0.00

   2.  Excess of Collateral Invested Amount over Required
       Collateral Invested Amount:                               $          0.00

   3.  Principal Distribution:                                   $          0.00

   4.  Treated as Shared Principal Collections:                  $          0.00

N. Application of Excess Spread and Excess Finance Charge
   Collections Allocated to Series 2005-7.

   1.  Excess Spread:                                            $  8,440,988.38

   2.  Excess Finance Charge Collections:                        $          0.00

   3.  Applied to fund Class A Required Amount:                  $          0.00

   4.  Class A Investor Charge-Offs treated as Available
       Principal Collections:                                    $          0.00

   5.  Applied to fund Class B overdue Interest:                 $          0.00

   6.  Applied to fund Class B Required Amount:                  $    143,454.17

   7.  Reduction of Class B Invested Amount treated as
       Available Principal Collections:                          $          0.00

   8.  Applied to Collateral Monthly Interest:                   $    322,560.00

   9.  Applied to unpaid Monthly Servicing Fee:                  $  1,166,666.67

   10. Collateral Default Amount treated as Available Principal
       Collections:                                              $    172,145.01

   11. Reduction of Collateral Invested Amount treated as
       Available Principal Collections:                          $          0.00

   12. Deposited to Reserve Account:                             $          0.00

   13. Remaining Excess Spread distributed to Collateral
       Interest Holder:                                          $  6,636,162.53

O. Yield and Base Rate.

   1.  Base Rate:

       a. Current Monthly Period:                                         7.4426%
       b. Prior Monthly Period:                                           7.5389%
       c. Second Prior Monthly Period:                                    7.5389%

   2.  Three Month Average Base Rate:                                     7.5068%

   3.  Series Adjusted Portfolio Yield:

       a. Current Monthly Period:                                        19.4730%
       b. Prior Monthly Period:                                          18.6242%
       c. Second Prior Monthly Period:                                   19.8956%

   4.  Three Month Average Series Adjusted Portfolio Yield:              19.3309%

   5.  Is the 3 month average series adjusted portfolio yield
       more than the 3 month average base rate:                              Yes

SERIES 2005-8 CERTIFICATES

                                                                          TOTAL INVESTOR
A. INVESTOR/TRANSFEROR ALLOCATIONS                  SERIES ALLOCATIONS       INTEREST      TRANSFERORS INTEREST
--------------------------------------------------  ------------------  -----------------  --------------------
Beginning Invested /Transferor Amount                   793,824,301.74     500,000,000.00        293,824,301.74
Beginning Adjusted Invested Amount                                 N/A     500,000,000.00                   N/A
Floating Allocation Percentage                                     N/A            62.9862%              37.0138%
Principal Allocation Percentage                                    N/A            62.9862%              37.0138%
Collections of Finance Chg. Receivables                  14,881,743.79       9,373,449.36          5,508,294.43
Collections of Principal Receivables                    199,525,676.87     125,673,701.62         73,851,975.25
Defaulted Amount                                          2,169,093.52       1,366,230.23            802,863.29
Ending Invested / Transferor Amounts                    837,389,325.57     500,000,000.00        337,389,325.57

B. MONTHLY PERIOD FUNDING REQUIREMENTS                    CLASS A            CLASS B        COLLATERAL INTEREST      TOTAL
--------------------------------------------------  ------------------  -----------------  --------------------  --------------
Principal Funding Account                                         0.00               0.00                  0.00            0.00
Investment Proceeds for Monthly Period                            0.00               0.00                  0.00            0.00
Reserve Account Opening Balance                                   0.00               0.00                  0.00            0.00
Reserve Account Deposit                                           0.00               0.00                  0.00            0.00
Reserve Draw Amount                                               0.00               0.00                  0.00            0.00
Reserve Account Surplus                                           0.00               0.00                  0.00            0.00
Reserve Account Closing Balance                                   0.00               0.00                  0.00            0.00
LIBOR Determination Date                             December 13, 2006  December 13, 2006     December 13, 2006
Coupon December 15, 2006 - January 15, 2007                     5.3800%            5.5200%               5.6800%
                                                          1,996,577.78         184,000.00            227,200.00    2,407,777.78
Monthly Interest Due
Outstanding Monthly Interest Due                                  0.00               0.00                  0.00            0.00
Additional Interest Due                                           0.00               0.00                  0.00            0.00
Total Interest Due                                        1,996,577.78         184,000.00            227,200.00    2,407,777.78
Investor Default Amount                                   1,140,802.24         102,467.27            122,960.72    1,366,230.23
Investor Monthly Fees Due                                   695,833.33          62,500.00             75,000.00      833,333.33
Investor Additional Amounts Due                                   0.00               0.00                  0.00            0.00
Total Due                                                 3,833,213.35         348,967.27            425,160.72    4,607,341.34
Reallocated Investor Finance Charge Collections                                                                    9,347,457.43
Interest and Principal Funding Investment Proceeds                                                                         0.00
Interest on Reserve Account                                                                                                0.00
Series Adjusted Portfolio Yield                                                                                         19.4210%
Base Rate                                                                                                                7.3938%
Excess Spread Percentage                                                                                                11.3763%

C. CERTIFICATES - BALANCES AND DISTRIBUTIONS              CLASS A            CLASS B        COLLATERAL INTEREST      TOTAL
--------------------------------------------------  ------------------  -----------------  --------------------  --------------
Beginning Certificates Balance                          417,500,000.00      37,500,000.00         45,000,000.00  500,000,000.00
Interest Distributions                                    1,996,577.78         184,000.00            227,200.00    2,407,777.78
Principal Deposits - Prin. Funding Account                        0.00               0.00                  0.00            0.00
Principal Distributions                                           0.00               0.00                  0.00            0.00
Total Distributions                                       1,996,577.78         184,000.00            227,200.00    2,407,777.78
Ending Certificates Balance                             417,500,000.00      37,500,000.00         45,000,000.00  500,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

   1.  Total amount of the distribution:                         $          4.78

   2.  Amount of the distribution in respect of Class A Monthly
       Interest:                                                 $          4.78

   3.  Amount of the distribution in respect of Class A
       Outstanding Monthly Interest:                             $          0.00

   4.  Amount of the distribution in respect of Class A
       Additional Interest:                                      $          0.00

   5.  Amount of the distribution in respect of Class A
       Principal:                                                $          0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A
   Investor Charge-Offs on such Distribution Date.

   1.  Total amount of Class A Investor Charge-Offs:             $          0.00

   2.  Amount of Class A Investor Charge-Offs per $1,000
       original certificate principal amount:                    $          0.00

   3.  Total amount reimbursed in respect of Class A Investor
       Charge-Offs:                                              $          0.00

   4.  Amount reimbursed in respect of Class A Investor
       Charge-Offs per $1,000 original certificate principal
       amount:                                                   $          0.00

   5.  The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A
       Invested Amount after giving effect to all transactions
       on such Distribution Date:                                $          0.00

F. Information regarding distributions in respect of the Class
   B Certificates, per $1,000 original certificate principal amount.

   1.  The total amount of the distribution:                     $          4.91

   2.  Amount of the distribution in respect of Class B Monthly
       Interest:                                                 $          4.91

   3.  Amount of the distribution in respect of Class B
       Outstanding Monthly Interest:                             $          0.00

   4.  Amount of the distribution in respect of Class B
       Additional Interest:                                      $          0.00

   5.  Amount of the distribution in respect of Class B
       Principal:                                                $          0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B
   Invested Amount on such Distribution Date.

   1.  The amount of reductions in Class B Invested Amount
       pursuant to clauses (c), (d), and (e) of the definition
       of Class B Invested Amount:                               $          0.00

   2.  The amount of reductions in the Class B Invested Amount set forth in paragraph 1 above, per $1,000 original
       certificate principal amount:                             $          0.00

   3.  The total amount reimbursed in respect of such
       reductions in the Class B Invested Amount:                $          0.00

   4.  The amount set forth in paragraph 3 above, per $1,000
       original certificate principal amount:                    $          0.00

   5.  The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B
       Invested Amount after giving effect to all transactions
       on such Distribution Date:                                $          0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

   1.  Total amount distributed to the Collateral Interest
       Holder:                                                   $  4,967,316.09

   2.  Amount distributed in respect of Collateral Monthly
       Interest:                                                 $    227,200.00

   3.  Amount distributed in respect of Collateral Additional
       Interest:                                                 $          0.00

   4.  The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested
       Amount:                                                   $          0.00

   5.  Amount distributed to the Collateral Interest Holder in
       respect of remaining excess spread:                       $  4,740,116.09

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral
   Invested Amount.

   1.  The amount of reductions in the Collateral Invested
       Amount pursuant to clauses (c), (d), and (e) of the
       definition of Collateral Invested Amount:                 $          0.00

   2.  The total amount reimbursed in respect of such
       reductions in the Collateral Invested Amount:             $          0.00

J. Application of Reallocated Investor Finance Charge
   Collections.

   1.  Class A Available Funds:                                  $  7,805,126.95

       a. Class A Monthly Interest:                              $  1,996,577.78
       b. Class A Outstanding Monthly Interest:                  $          0.00
       c. Class A Additional Interest:                           $          0.00
       d. Class A Investor Default Amount (Treated as Available
          Principal Collections):                                $  1,140,802.24
       e. Excess Spread:                                         $  4,667,746.93

   2.  Class B Available Funds:                                  $    701,059.31

       a. Class B Monthly Interest:                              $    184,000.00
       b. Class B Outstanding Monthly Interest:                  $          0.00
       c. Class B Additional Interest:                           $          0.00
       d. Excess Spread:                                         $    517,059.31

   3.  Collateral Available Funds:                               $    841,271.17

       a. Excess Spread:                                         $    841,271.17

   4.  Total Excess Spread:                                      $  6,026,077.41

K. Reallocated Principal Collections.

   1.  Principal Allocation Percentage:                                  62.9862%

   2.  Series 2005-8 Allocable Principal Collections:            $199,525,676.87

   3.  Principal Allocation Percentage of Series 2005-8
       Allocable Principal Collections:                          $125,673,701.62

   4.  Reallocated Principal Collections Required to fund the
       Required Amount:                                          $          0.00

   5.  Item 3 minus item 4:                                      $125,673,701.62

   6.  Shared Principal Collections from other Series allocated
       to Series 2005-8:                                         $          0.00

   7.  Other amounts Treated as Available Principal
       Collections:                                              $  1,366,230.23

   8.  Available Principal Collections (total of 5., 6. & 7.):   $127,039,931.85

L. Application of Available Principal Collections during
   Revolving Period.

   1.  Collateral Invested Amount:                               $ 45,000,000.00

   2.  Required Collateral Invested Amount:                      $ 45,000,000.00

   3.  Excess of Collateral Invested Amount over Required
       Collateral Invested Amount:                               $          0.00

   4.  Treated as Shared Principal Collections:                  $127,039,931.85

M. Application of Principal Collections During Accumulation or
   Amortization Period.

   1.  Principal Funding Account:                                $          0.00

   2.  Excess of Collateral Invested Amount over Required
       Collateral Invested Amount:                               $          0.00

   3.  Principal Distribution:                                   $          0.00

   4.  Treated as Shared Principal Collections:                  $          0.00

N. Application of Excess Spread and Excess Finance Charge
   Collections Allocated to Series 2005-8.

   1.  Excess Spread:                                            $  6,026,077.41

   2.  Excess Finance Charge Collections:                        $          0.00

   3.  Applied to fund Class A Required Amount:                  $          0.00

   4.  Class A Investor Charge-Offs treated as Available
       Principal Collections:                                    $          0.00

   5.  Applied to fund Class B overdue Interest:                 $          0.00

   6.  Applied to fund Class B Required Amount:                  $    102,467.27

   7.  Reduction of Class B Invested Amount treated as
       Available Principal Collections:                          $          0.00

   8.  Applied to Collateral Monthly Interest:                   $    227,200.00

   9.  Applied to unpaid Monthly Servicing Fee:                  $    833,333.33

   10. Collateral Default Amount treated as Available Principal
       Collections:                                              $    122,960.72

   11. Reduction of Collateral Invested Amount treated as
       Available Principal Collections:                          $          0.00

   12. Deposited to Reserve Account:                             $          0.00

   13. Remaining Excess Spread distributed to Collateral
       Interest Holder:                                          $  4,740,116.09

O. Yield and Base Rate.

   1.  Base Rate:

       a. Current Monthly Period:                                         7.3938%
       b. Prior Monthly Period:                                           7.4901%
       c. Second Prior Monthly Period:                                    7.4901%

   2.  Three Month Average Base Rate:                                     7.4580%

   3.  Series Adjusted Portfolio Yield:

       a. Current Monthly Period:                                        19.4210%
       b. Prior Monthly Period:                                          18.5770%
       c. Second Prior Monthly Period:                                   19.8468%

   4.  Three Month Average Series Adjusted Portfolio Yield:              19.2816%

   5.  Is the 3 month average series adjusted portfolio yield
       more than the 3 month average base rate:                              Yes

SERIES 2006-1 CERTIFICATES

                                                                          TOTAL INVESTOR
A. INVESTOR/TRANSFEROR ALLOCATIONS                  SERIES ALLOCATIONS       INTEREST      TRANSFERORS INTEREST
--------------------------------------------------  ------------------  -----------------  --------------------
Beginning Invested /Transferor Amount                 1,587,648,603.48   1,000,000,000.00       587,648,603.48
Beginning Adjusted Invested Amount                                 N/A   1,000,000,000.00                  N/A
Floating Allocation Percentage                                     N/A            62.9862%             37.0138%
Principal Allocation Percentage                                    N/A            62.9862%             37.0138%
Collections of Finance Chg. Receivables                  29,763,487.57      18,746,898.72        11,016,588.85
Collections of Principal Receivables                    399,051,353.75     251,347,403.24       147,703,950.51
Defaulted Amount                                          4,338,187.04       2,732,460.46         1,605,726.58
Ending Invested / Transferor Amounts                  1,674,778,651.14   1,000,000,000.00       674,778,651.14

B. MONTHLY PERIOD FUNDING REQUIREMENTS                    CLASS A            CLASS B        COLLATERAL INTEREST        TOTAL
--------------------------------------------------  ------------------  -----------------  --------------------  ----------------
Principal Funding Account                                         0.00               0.00                 0.00               0.00
Investment Proceeds for Monthly Period                            0.00               0.00                 0.00               0.00
Reserve Account Opening Balance                                   0.00               0.00                 0.00               0.00
Reserve Account Deposit                                           0.00               0.00                 0.00               0.00
Reserve Draw Amount                                               0.00               0.00                 0.00               0.00
Reserve Account Surplus                                           0.00               0.00                 0.00               0.00
Reserve Account Closing Balance                                   0.00               0.00                 0.00               0.00
LIBOR Determination Date                             December 13, 2006  December 13, 2006    December 13, 2006
Coupon December 15, 2006 - January 15, 2007                     5.3800%            5.4900%              5.6300%
                                                          3,993,155.56         366,000.00           450,400.00       4,809,555.56
Monthly Interest Due
Outstanding Monthly Interest Due                                  0.00               0.00                 0.00               0.00
Additional Interest Due                                           0.00               0.00                 0.00               0.00
Total Interest Due                                        3,993,155.56         366,000.00           450,400.00       4,809,555.56
Investor Default Amount                                   2,281,604.48         204,934.53           245,921.44       2,732,460.46
Investor Monthly Fees Due                                 1,391,666.67         125,000.00           150,000.00       1,666,666.67
Investor Additional Amounts Due                                   0.00               0.00                 0.00               0.00
Total Due                                                 7,666,426.71         695,934.53           846,321.44       9,208,682.68
Reallocated Investor Finance Charge Collections                                                                     18,688,914.87
Interest and Principal Funding Investment Proceeds                                                                           0.00
Interest on Reserve Account                                                                                                  0.00
Series Adjusted Portfolio Yield                                                                                           19.4137%
Base Rate                                                                                                                  7.3869%
Excess Spread Percentage                                                                                                  11.3763%

C. CERTIFICATES - BALANCES AND DISTRIBUTIONS              CLASS A            CLASS B        COLLATERAL INTEREST        TOTAL
--------------------------------------------------  ------------------  -----------------  --------------------  ----------------
Beginning Certificates Balance                          835,000,000.00      75,000,000.00        90,000,000.00   1,000,000,000.00
Interest Distributions                                    3,993,155.56         366,000.00           450,400.00       4,809,555.56
Principal Deposits - Prin. Funding Account                        0.00               0.00                 0.00               0.00
Principal Distributions                                           0.00               0.00                 0.00               0.00
Total Distributions                                       3,993,155.56         366,000.00           450,400.00       4,809,555.56
Ending Certificates Balance                             835,000,000.00      75,000,000.00        90,000,000.00   1,000,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

   1.  Total amount of the distribution:                         $          4.78

   2.  Amount of the distribution in respect of Class A Monthly
       Interest:                                                 $          4.78

   3.  Amount of the distribution in respect of Class A
       Outstanding Monthly Interest:                             $          0.00

   4.  Amount of the distribution in respect of Class A
       Additional Interest:                                      $          0.00

   5.  Amount of the distribution in respect of Class A
       Principal:                                                $          0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A
   Investor Charge-Offs on such Distribution Date.

   1.  Total amount of Class A Investor Charge-Offs:             $          0.00

   2.  Amount of Class A Investor Charge-Offs per $1,000
       original certificate principal amount:                    $          0.00

   3.  Total amount reimbursed in respect of Class A Investor
       Charge-Offs:                                              $          0.00

   4.  Amount reimbursed in respect of Class A Investor
       Charge-Offs per $1,000 original certificate principal
       amount:                                                   $          0.00

   5.  The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A
       Invested Amount after giving effect to all transactions
       on such Distribution Date:                                $          0.00

F. Information regarding distributions in respect of the Class
   B Certificates, per $1,000 original certificate principal amount.

   1.  The total amount of the distribution:                     $          4.88

   2.  Amount of the distribution in respect of Class B Monthly
       Interest:                                                 $          4.88

   3.  Amount of the distribution in respect of Class B
       Outstanding Monthly Interest:                             $          0.00

   4.  Amount of the distribution in respect of Class B
       Additional Interest:                                      $          0.00

   5.  Amount of the distribution in respect of Class B
       Principal:                                                $          0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B
   Invested Amount on such Distribution Date.

   1.  The amount of reductions in Class B Invested Amount
       pursuant to clauses (c), (d), and (e) of the definition
       of Class B Invested Amount:                               $          0.00

   2.  The amount of reductions in the Class B Invested Amount set forth in paragraph 1 above, per $1,000 original
       certificate principal amount:                             $          0.00

   3.  The total amount reimbursed in respect of such
       reductions in the Class B Invested Amount:                $          0.00

   4.  The amount set forth in paragraph 3 above, per $1,000
       original certificate principal amount:                    $          0.00

   5.  The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B
       Invested Amount after giving effect to all transactions
       on such Distribution Date:                                $          0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

   1.  Total amount distributed to the Collateral Interest
       Holder:                                                   $  9,930,632.20

   2.  Amount distributed in respect of Collateral Monthly
       Interest:                                                 $    450,400.00

   3.  Amount distributed in respect of Collateral Additional
       Interest:                                                 $          0.00

   4.  The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested
       Amount:                                                   $          0.00

   5.  Amount distributed to the Collateral Interest Holder in
       respect of remaining excess spread:                       $  9,480,232.20

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral
   Invested Amount.

   1.  The amount of reductions in the Collateral Invested
       Amount pursuant to clauses (c), (d), and (e) of the
       definition of Collateral Invested Amount:                 $          0.00

   2.  The total amount reimbursed in respect of such
       reductions in the Collateral Invested Amount:             $          0.00

J. Application of Reallocated Investor Finance Charge
   Collections.

   1.  Class A Available Funds:                                  $ 15,605,243.92

       a.  Class A Monthly Interest:                             $  3,993,155.56
       b.  Class A Outstanding Monthly Interest:                 $          0.00
       c.  Class A Additional Interest:                          $          0.00
       d.  Class A Investor Default Amount
           (Treated as Available Principal Collections):         $  2,281,604.48
       e.  Excess Spread:                                        $  9,330,483.88

   2.  Class B Available Funds:                                  $  1,401,668.62

       a.  Class B Monthly Interest:                             $    366,000.00
       b.  Class B Outstanding Monthly Interest:                 $          0.00
       c.  Class B Additional Interest:                          $          0.00
       d.  Excess Spread:                                        $  1,035,668.62

   3.  Collateral Available Funds:                               $  1,682,002.34

       a. Excess Spread:                                         $  1,682,002.34

   4.  Total Excess Spread:                                      $ 12,048,154.84

K. Reallocated Principal Collections.

   1.  Principal Allocation Percentage:                                  62.9862%

   2.  Series 2006-1 Allocable Principal Collections:            $399,051,353.75

   3.  Principal Allocation Percentage of Series 2006-1
       Allocable Principal Collections:                          $251,347,403.24

   4.  Reallocated Principal Collections Required to fund the
       Required Amount:                                          $          0.00

   5.  Item 3 minus item 4:                                      $251,347,403.24

   6.  Shared Principal Collections from other Series allocated
       to Series 2006-1:                                         $          0.00

   7.  Other amounts Treated as Available Principal
       Collections:                                              $  2,732,460.45

   8.  Available Principal Collections (total of 5., 6. & 7.):   $254,079,863.69

L. Application of Available Principal Collections during
   Revolving Period.

   1.  Collateral Invested Amount:                               $ 90,000,000.00

   2.  Required Collateral Invested Amount:                      $ 90,000,000.00

   3.  Excess of Collateral Invested Amount over Required
       Collateral Invested Amount:                               $          0.00

   4.  Treated as Shared Principal Collections:                  $254,079,863.69

M. Application of Principal Collections During Accumulation or
   Amortization Period.

   1.  Principal Funding Account:                                $          0.00

   2.  Excess of Collateral Invested Amount over Required
       Collateral Invested Amount:                               $          0.00

   3.  Principal Distribution:                                   $          0.00

   4.  Treated as Shared Principal Collections:                  $          0.00

N. Application of Excess Spread and Excess Finance Charge
   Collections Allocated to Series 2006-1.

   1.  Excess Spread:                                            $ 12,048,154.84

   2.  Excess Finance Charge Collections:                        $          0.00

   3.  Applied to fund Class A Required Amount:                  $          0.00

   4.  Class A Investor Charge-Offs treated as Available
       Principal Collections:                                    $          0.00

   5.  Applied to fund Class B overdue Interest:                 $          0.00

   6.  Applied to fund Class B Required Amount:                  $    204,934.53

   7.  Reduction of Class B Invested Amount treated as
       Available Principal Collections:                          $          0.00

   8.  Applied to Collateral Monthly Interest:                   $    450,400.00

   9.  Applied to unpaid Monthly Servicing Fee:                  $  1,666,666.67

   10. Collateral Default Amount treated as Available Principal
       Collections:                                              $    245,921.44

   11. Reduction of Collateral Invested Amount treated as
       Available Principal Collections:                          $          0.00

   12. Deposited to Reserve Account:                             $          0.00

   13. Remaining Excess Spread distributed to Collateral
       Interest Holder:                                          $  9,480,232.20

O. Yield and Base Rate.

   1.  Base Rate:

       a.  Current Monthly Period:                                        7.3869%
       b.  Prior Monthly Period:                                          7.4833%
       c.  Second Prior Monthly Period:                                   7.4833%

   2.  Three Month Average Base Rate:                                     7.4512%

   3.  Series Adjusted Portfolio Yield:

       a.  Current Monthly Period:                                       19.4137%
       b.  Prior Monthly Period:                                         18.5704%
       c.  Second Prior Monthly Period:                                  19.8400%

   4.  Three Month Average Series Adjusted Portfolio Yield:              19.2747%

   5.  Is the 3 month average series adjusted portfolio yield
       more than the 3 month average base rate:                              Yes

SERIES 2006-2 CERTIFICATES

                                                                          TOTAL INVESTOR
A. INVESTOR/TRANSFEROR ALLOCATIONS                  SERIES ALLOCATIONS       INTEREST      TRANSFERORS INTEREST
--------------------------------------------------  ------------------  -----------------  --------------------
Beginning Invested /Transferor Amount                   793,824,301.74     500,000,000.00        293,824,301.74
Beginning Adjusted Invested Amount                                 N/A     500,000,000.00                   N/A
Floating Allocation Percentage                                     N/A            62.9862%              37.0138%
Principal Allocation Percentage                                    N/A            62.9862%              37.0138%
Collections of Finance Chg. Receivables                  14,881,743.79       9,373,449.36          5,508,294.43
Collections of Principal Receivables                    199,525,676.87     125,673,701.62         73,851,975.25
Defaulted Amount                                          2,169,093.52       1,366,230.23            802,863.29
Ending Invested / Transferor Amounts                    837,389,325.57     500,000,000.00        337,389,325.57

B. MONTHLY PERIOD FUNDING REQUIREMENTS                   CLASS A             CLASS B        COLLATERAL INTEREST       TOTAL
--------------------------------------------------  ------------------  -----------------  --------------------  --------------
Principal Funding Account                                         0.00               0.00                  0.00            0.00
Investment Proceeds for Monthly Period                            0.00               0.00                  0.00            0.00
Reserve Account Opening Balance                                   0.00               0.00                  0.00            0.00
Reserve Account Deposit                                           0.00               0.00                  0.00            0.00
Reserve Draw Amount                                               0.00               0.00                  0.00            0.00
Reserve Account Surplus                                           0.00               0.00                  0.00            0.00
Reserve Account Closing Balance                                   0.00               0.00                  0.00            0.00
LIBOR Determination Date                             December 13, 2006  December 13, 2006     December 13, 2006
Coupon December 15, 2006 - January 15, 2007                     5.3500%            5.5500%               5.6500%
                                                          1,950,520.83         127,187.50            164,791.67    2,242,500.00
Monthly Interest Due
Outstanding Monthly Interest Due                                  0.00               0.00                  0.00            0.00
Additional Interest Due                                           0.00               0.00                  0.00            0.00
Total Interest Due                                        1,950,520.83         127,187.50            164,791.67    2,242,500.00
Investor Default Amount                                   1,195,451.45          75,142.66             95,636.12    1,366,230.23
Investor Monthly Fees Due                                   729,166.67          45,833.33             58,333.33      833,333.33
Investor Additional Amounts Due                                   0.00               0.00                  0.00            0.00
Total Due                                                 3,875,138.95         248,163.49            318,761.12    4,442,063.56
Reallocated Investor Finance Charge Collections                                                                    9,571,940.26
Interest and Principal Funding Investment Proceeds                                                                         0.00
Interest on Reserve Account                                                                                                0.00
Series Adjusted Portfolio Yield                                                                                         19.9672%
Base Rate                                                                                                                7.0167%
Excess Spread Percentage                                                                                                12.3117%

C. CERTIFICATES - BALANCES AND DISTRIBUTIONS             CLASS A             CLASS B        COLLATERAL INTEREST       TOTAL
--------------------------------------------------  ------------------  -----------------  --------------------  --------------
Beginning Certificates Balance                          437,500,000.00      27,500,000.00         35,000,000.00  500,000,000.00
Interest Distributions                                    1,950,520.83         127,187.50            164,791.67    2,242,500.00
Principal Deposits - Prin. Funding Account                        0.00               0.00                  0.00            0.00
Principal Distributions                                           0.00               0.00                  0.00            0.00
Total Distributions                                       1,950,520.83         127,187.50            164,791.67    2,242,500.00
Ending Certificates Balance                             437,500,000.00      27,500,000.00         35,000,000.00  500,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

   1.  Total amount of the distribution:                         $          4.46

   2.  Amount of the distribution in respect of Class A Monthly
       Interest:                                                 $          4.46

   3.  Amount of the distribution in respect of Class A
       Outstanding Monthly Interest:                             $          0.00

   4.  Amount of the distribution in respect of Class A
       Additional Interest:                                      $          0.00

   5.  Amount of the distribution in respect of Class A
       Principal:                                                $          0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A
   Investor Charge-Offs on such Distribution Date.

   1.  Total amount of Class A Investor Charge-Offs:             $          0.00

   2.  Amount of Class A Investor Charge-Offs per $1,000
       original certificate principal amount:                    $          0.00

   3.  Total amount reimbursed in respect of Class A Investor
       Charge-Offs:                                              $          0.00

   4.  Amount reimbursed in respect of Class A Investor
       Charge-Offs per $1,000 original certificate principal
       amount:                                                   $          0.00

   5.  The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A
       Invested Amount after giving effect to all transactions
       on such Distribution Date:                                $          0.00

F. Information regarding distributions in respect of the Class
   B Certificates, per $1,000 original certificate principal amount.

   1.  The total amount of the distribution:                     $          4.63

   2.  Amount of the distribution in respect of Class B Monthly
       Interest:                                                 $          4.63

   3.  Amount of the distribution in respect of Class B
       Outstanding Monthly Interest:                             $          0.00

   4.  Amount of the distribution in respect of Class B
       Additional Interest:                                      $          0.00

   5.  Amount of the distribution in respect of Class B
       Principal:                                                $          0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B
   Invested Amount on such Distribution Date.

   1.  The amount of reductions in Class B Invested Amount
       pursuant to clauses (c), (d), and (e) of the definition
       of Class B Invested Amount:                               $          0.00

   2.  The amount of reductions in the Class B Invested Amount set forth in paragraph 1 above, per $1,000 original
       certificate principal amount:                             $          0.00

   3.  The total amount reimbursed in respect of such
       reductions in the Class B Invested Amount:                $          0.00

   4.  The amount set forth in paragraph 3 above, per $1,000
       original certificate principal amount:                    $          0.00

   5.  The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B
       Invested Amount after giving effect to all transactions
       on such Distribution Date:                                $          0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

   1.  Total amount distributed to the Collateral Interest
       Holder:                                                   $  5,294,668.37

   2.  Amount distributed in respect of Collateral Monthly
       Interest:                                                 $    164,791.67

   3.  Amount distributed in respect of Collateral Additional
       Interest:                                                 $          0.00

   4.  The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested
       Amount:                                                   $          0.00

   5.  Amount distributed to the Collateral Interest Holder in
       respect of remaining excess spread:                       $  5,129,876.70

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral
   Invested Amount.

   1.  The amount of reductions in the Collateral Invested
       Amount pursuant to clauses (c), (d), and (e) of the
       definition of Collateral Invested Amount:                 $          0.00

   2.  The total amount reimbursed in respect of such
       reductions in the Collateral Invested Amount:             $          0.00

J. Application of Reallocated Investor Finance Charge
   Collections.

   1.  Class A Available Funds:                                  $  8,375,447.73

       a.  Class A Monthly Interest:                             $  1,950,520.83
       b.  Class A Outstanding Monthly Interest:                 $          0.00
       c.  Class A Additional Interest:                          $          0.00
       d.  Class A Investor Default Amount
           (Treated as Available Principal Collections):         $  1,195,451.45
       e.  Excess Spread:                                        $  5,229,475.45

   2.  Class B Available Funds:                                  $    526,456.71

       a.  Class B Monthly Interest:                             $    127,187.50
       b.  Class B Outstanding Monthly Interest:                 $          0.00
       c.  Class B Additional Interest:                          $          0.00
       d.  Excess Spread:                                        $    399,269.21

   3.  Collateral Available Funds:                               $    670,035.82

       a.  Excess Spread:                                        $    670,035.82

   4.  Total Excess Spread:                                      $  6,298,780.48

K. Reallocated Principal Collections.

   1.  Principal Allocation Percentage:                                  62.9862%

   2.  Series 2006-2 Allocable Principal Collections:            $199,525,676.87

   3.  Principal Allocation Percentage of Series 2006-2
       Allocable Principal Collections:                          $125,673,701.62

   4.  Reallocated Principal Collections Required to fund the
       Required Amount:                                          $          0.00

   5.  Item 3 minus item 4:                                      $125,673,701.62

   6.  Shared Principal Collections from other Series allocated
       to Series 2006-2:                                         $          0.00

   7.  Other amounts Treated as Available Principal
       Collections:                                              $  1,366,230.23

   8.  Available Principal Collections (total of 5., 6. & 7.):   $127,039,931.85

L. Application of Available Principal Collections during
   Revolving Period.

   1.  Collateral Invested Amount:                               $ 35,000,000.00

   2.  Required Collateral Invested Amount:                      $ 35,000,000.00

   3.  Excess of Collateral Invested Amount over Required
       Collateral Invested Amount:                               $          0.00

   4.  Treated as Shared Principal Collections:                  $127,039,931.85

M. Application of Principal Collections During Accumulation or
   Amortization Period.

   1.  Principal Funding Account:                                $          0.00

   2.  Excess of Collateral Invested Amount over Required
       Collateral Invested Amount:                               $          0.00

   3.  Principal Distribution:                                   $          0.00

   4.  Treated as Shared Principal Collections:                  $          0.00

N. Application of Excess Spread and Excess Finance Charge
   Collections Allocated to Series 2006-2.

   1.  Excess Spread:                                            $  6,298,780.48

   2.  Excess Finance Charge Collections:                        $          0.00

   3.  Applied to fund Class A Required Amount:                  $          0.00

   4.  Class A Investor Charge-Offs treated as Available
       Principal Collections:                                    $          0.00

   5.  Applied to fund Class B overdue Interest:                 $          0.00

   6.  Applied to fund Class B Required Amount:                  $     75,142.66

   7.  Reduction of Class B Invested Amount treated as
       Available Principal Collections:                          $          0.00

   8.  Applied to Collateral Monthly Interest:                   $    164,791.67

   9.  Applied to unpaid Monthly Servicing Fee:                  $    833,333.33

   10. Collateral Default Amount treated as Available Principal
       Collections:                                              $     95,636.12

   11. Reduction of Collateral Invested Amount treated as
       Available Principal Collections:                          $          0.00

   12. Deposited to Reserve Account:                             $          0.00

   13. Remaining Excess Spread distributed to Collateral
       Interest Holder:                                          $  5,129,876.70

O. Yield and Base Rate.

   1.  Base Rate:

       a.  Current Monthly Period:                                        7.0167%
       b.  Prior Monthly Period:                                          7.4845%
       c.  Second Prior Monthly Period:                                   7.4845%

   2.  Three Month Average Base Rate:                                     7.3286%

   3.  Series Adjusted Portfolio Yield:

       a.  Current Monthly Period:                                       19.9672%
       b.  Prior Monthly Period:                                         19.1197%
       c.  Second Prior Monthly Period:                                  20.4076%

   4.  Three Month Average Series Adjusted Portfolio Yield:              19.8315%

   5.  Is the 3 month average series adjusted portfolio yield
       more than the 3 month average base rate:                              Yes

SERIES 2006-3 CERTIFICATES

                                                                          TOTAL INVESTOR
A. INVESTOR/TRANSFEROR ALLOCATIONS                  SERIES ALLOCATIONS       INTEREST      TRANSFERORS INTEREST
--------------------------------------------------  ------------------  -----------------  --------------------
Beginning Invested /Transferor Amount                   952,589,162.09     600,000,000.00        352,589,162.09
Beginning Adjusted Invested Amount                                 N/A     600,000,000.00                   N/A
Floating Allocation Percentage                                     N/A            62.9862%              37.0138%
Principal Allocation Percentage                                    N/A            62.9862%              37.0138%
Collections of Finance Chg. Receivables                  17,858,092.54      11,248,139.23          6,609,953.31
Collections of Principal Receivables                    239,430,812.25     150,808,441.95         88,622,370.30
Defaulted Amount                                          2,602,912.23       1,639,476.28            963,435.95
Ending Invested / Transferor Amounts                  1,004,867,190.69     600,000,000.00        404,867,190.69

B. MONTHLY PERIOD FUNDING REQUIREMENTS                    CLASS A            CLASS B        COLLATERAL INTEREST       TOTAL
--------------------------------------------------  ------------------  -----------------  --------------------  --------------
Principal Funding Account                                         0.00               0.00                  0.00            0.00
Investment Proceeds for Monthly Period                            0.00               0.00                  0.00            0.00
Reserve Account Opening Balance                                   0.00               0.00                  0.00            0.00
Reserve Account Deposit                                           0.00               0.00                  0.00            0.00
Reserve Draw Amount                                               0.00               0.00                  0.00            0.00
Reserve Account Surplus                                           0.00               0.00                  0.00            0.00
Reserve Account Closing Balance                                   0.00               0.00                  0.00            0.00
LIBOR Determination Date                             December 13, 2006  December 13, 2006     December 13, 2006
Coupon December 15, 2006 - January 15, 2007                     5.3700%            5.4700%               5.6300%
                                                          2,391,440.00         218,800.00            270,240.00    2,880,480.00
Monthly Interest Due
Outstanding Monthly Interest Due                                  0.00               0.00                  0.00            0.00
Additional Interest Due                                           0.00               0.00                  0.00            0.00
Total Interest Due                                        2,391,440.00         218,800.00            270,240.00    2,880,480.00
Investor Default Amount                                   1,368,962.69         122,960.72            147,552.87    1,639,476.28
Investor Monthly Fees Due                                   835,000.00          75,000.00             90,000.00    1,000,000.00
Investor Additional Amounts Due                                   0.00               0.00                  0.00            0.00
Total Due                                                 4,595,402.69         416,760.72            507,792.87    5,519,956.28
Reallocated Investor Finance Charge Collections                                                                   11,208,095.59
Interest and Principal Funding Investment Proceeds                                                                         0.00
Interest on Reserve Account                                                                                                0.00
Series Adjusted Portfolio Yield                                                                                         19.4030%
Base Rate                                                                                                                7.3770%
Excess Spread Percentage                                                                                                11.3763%

C. CERTIFICATES - BALANCES AND DISTRIBUTIONS              CLASS A            CLASS B        COLLATERAL INTEREST       TOTAL
--------------------------------------------------  ------------------  -----------------  --------------------  --------------
Beginning Certificates Balance                          501,000,000.00      45,000,000.00         54,000,000.00  600,000,000.00
Interest Distributions                                    2,391,440.00         218,800.00            270,240.00    2,880,480.00
Principal Deposits - Prin. Funding Account                        0.00               0.00                  0.00            0.00
Principal Distributions                                           0.00               0.00                  0.00            0.00
Total Distributions                                       2,391,440.00         218,800.00            270,240.00    2,880,480.00
Ending Certificates Balance                             501,000,000.00      45,000,000.00         54,000,000.00  600,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

   1.  Total amount of the distribution:                         $          4.77

   2.  Amount of the distribution in respect of Class A Monthly
       Interest:                                                 $          4.77

   3.  Amount of the distribution in respect of Class A
       Outstanding Monthly Interest:                             $          0.00

   4.  Amount of the distribution in respect of Class A
       Additional Interest:                                      $          0.00

   5.  Amount of the distribution in respect of Class A
       Principal:                                                $          0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A
   Investor Charge-Offs on such Distribution Date.

   1.  Total amount of Class A Investor Charge-Offs:             $          0.00

   2.  Amount of Class A Investor Charge-Offs per $1,000
       original certificate principal amount:                    $          0.00

   3.  Total amount reimbursed in respect of Class A Investor
       Charge-Offs:                                              $          0.00

   4.  Amount reimbursed in respect of Class A Investor
       Charge-Offs per $1,000 original certificate principal
       amount:                                                   $          0.00

   5.  The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A
       Invested Amount after giving effect to all transactions
       on such Distribution Date:                                $          0.00

F. Information regarding distributions in respect of the Class
   B Certificates, per $1,000 original certificate principal amount.

   1.  The total amount of the distribution:                     $          4.86

   2.  Amount of the distribution in respect of Class B Monthly
       Interest:                                                 $          4.86

   3.  Amount of the distribution in respect of Class B
       Outstanding Monthly Interest:                             $          0.00

   4.  Amount of the distribution in respect of Class B
       Additional Interest:                                      $          0.00

   5.  Amount of the distribution in respect of Class B
       Principal:                                                $          0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B
   Invested Amount on such Distribution Date.

   1.  The amount of reductions in Class B Invested Amount
       pursuant to clauses (c), (d), and (e) of the definition
       of Class B Invested Amount:                               $          0.00

   2.  The amount of reductions in the Class B Invested Amount set forth in paragraph 1 above, per $1,000 original
       certificate principal amount:                             $          0.00

   3.  The total amount reimbursed in respect of such
       reductions in the Class B Invested Amount:                $          0.00

   4.  The amount set forth in paragraph 3 above, per $1,000
       original certificate principal amount:                    $          0.00

   5.  The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B
       Invested Amount after giving effect to all transactions
       on such Distribution Date:                                $          0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

   1.  Total amount distributed to the Collateral Interest
       Holder:                                                   $  5,958,379.31

   2.  Amount distributed in respect of Collateral Monthly
       Interest:                                                 $    270,240.00

   3.  Amount distributed in respect of Collateral Additional
       Interest:                                                 $          0.00

   4.  The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested
       Amount:                                                   $          0.00

   5.  Amount distributed to the Collateral Interest Holder in
       respect of remaining excess spread:                       $  5,688,139.31

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral
   Invested Amount.

   1.  The amount of reductions in the Collateral Invested
       Amount pursuant to clauses (c), (d), and (e) of the
       definition of Collateral Invested Amount:                 $          0.00

   2.  The total amount reimbursed in respect of such
       reductions in the Collateral Invested Amount:             $          0.00

J. Application of Reallocated Investor Finance Charge
   Collections.

   1.  Class A Available Funds:                                  $  9,358,759.82

       a. Class A Monthly Interest:                              $  2,391,440.00
       b. Class A Outstanding Monthly Interest:                  $          0.00
       c. Class A Additional Interest:                           $          0.00
       d. Class A Investor Default Amount
          (Treated as Available Principal Collections):          $  1,368,962.69
       e. Excess Spread:                                         $  5,598,357.13

   2.  Class B Available Funds:                                  $    840,607.17

       a. Class B Monthly Interest:                              $    218,800.00
       b. Class B Outstanding Monthly Interest:                  $          0.00
       c. Class B Additional Interest:                           $          0.00
       d. Excess Spread:                                         $    621,807.17

   3.  Collateral Available Funds:                               $  1,008,728.60

       a. Excess Spread:                                         $  1,008,728.60

   4.  Total Excess Spread:                                      $  7,228,892.90

K. Reallocated Principal Collections.

   1.  Principal Allocation Percentage:                                  62.9862%

   2.  Series 2006-3 Allocable Principal Collections:            $239,430,812.25

   3.  Principal Allocation Percentage of Series 2006-3
       Allocable Principal Collections:                          $150,808,441.95

   4.  Reallocated Principal Collections Required to fund the
       Required Amount:                                          $          0.00

   5.  Item 3 minus item 4:                                      $150,808,441.95

   6.  Shared Principal Collections from other Series allocated
       to Series 2006-3:                                         $          0.00

   7.  Other amounts Treated as Available Principal
       Collections:                                              $  1,639,476.28

   8.  Available Principal Collections
       (total of 5., 6. & 7.):                                   $152,447,918.23

L. Application of Available Principal Collections during
   Revolving Period.

   1.  Collateral Invested Amount:                               $ 54,000,000.00

   2.  Required Collateral Invested Amount:                      $ 54,000,000.00

   3.  Excess of Collateral Invested Amount over Required
       Collateral Invested Amount:                               $          0.00

   4.  Treated as Shared Principal Collections:                  $152,447,918.23

M. Application of Principal Collections During Accumulation or
   Amortization Period.

   1.  Principal Funding Account:                                $          0.00

   2.  Excess of Collateral Invested Amount over Required
       Collateral Invested Amount:                               $          0.00

   3.  Principal Distribution:                                   $          0.00

   4.  Treated as Shared Principal Collections:                  $          0.00

N. Application of Excess Spread and Excess Finance Charge
   Collections Allocated to Series 2006-3.

   1.  Excess Spread:                                            $  7,228,892.90

   2.  Excess Finance Charge Collections:                        $          0.00

   3.  Applied to fund Class A Required Amount:                  $          0.00

   4.  Class A Investor Charge-Offs treated as Available
       Principal Collections:                                    $          0.00

   5.  Applied to fund Class B overdue Interest:                 $          0.00

   6.  Applied to fund Class B Required Amount:                  $    122,960.72

   7.  Reduction of Class B Invested Amount treated as
       Available Principal Collections:                          $          0.00

   8.  Applied to Collateral Monthly Interest:                   $    270,240.00

   9.  Applied to unpaid Monthly Servicing Fee:                  $  1,000,000.00

   10. Collateral Default Amount treated as
       Available Principal Collections:                          $    147,552.87

   11. Reduction of Collateral Invested Amount treated as
       Available Principal Collections:                          $          0.00

   12. Deposited to Reserve Account:                             $          0.00

   13. Remaining Excess Spread distributed to
       Collateral Interest Holder:                               $  5,688,139.31

O. Yield and Base Rate.

   1.  Base Rate:

       a. Current Monthly Period:                                         7.3770%
       b. Prior Monthly Period:                                           7.4733%
       c. Second Prior Monthly Period:                                    7.4733%

   2.  Three Month Average Base Rate:                                     7.4412%

   3.  Series Adjusted Portfolio Yield:

       a. Current Monthly Period:                                        19.4030%
       b. Prior Monthly Period:                                          18.5607%
       c. Second Prior Monthly Period:                                   19.8300%

   4.  Three Month Average Series Adjusted Portfolio Yield:              19.2646%

   5.  Is the 3 month average series adjusted portfolio yield
       more than the 3 month average base rate:                              Yes

SERIES 2006-A CERTIFICATES

                                                                          TOTAL INVESTOR
A. INVESTOR/TRANSFEROR ALLOCATIONS                  SERIES ALLOCATIONS       INTEREST      TRANSFERORS INTEREST
--------------------------------------------------  ------------------  -----------------  --------------------
Beginning Invested /Transferor Amount                 1,111,354,022.43     700,000,000.00        411,354,022.43
Beginning Adjusted Invested Amount                                 N/A     700,000,000.00                   N/A
Floating Allocation Percentage                                     N/A            62.9862%              37.0138%
Principal Allocation Percentage                                    N/A            62.9862%              37.0138%
Collections of Finance Chg. Receivables                  20,834,441.30      13,122,829.10          7,711,612.20
Collections of Principal Receivables                    279,335,947.62     175,943,182.27        103,392,765.35
Defaulted Amount                                          3,036,730.93       1,912,722.33          1,124,008.60
Ending Invested / Transferor Amounts                  1,172,345,055.80     700,000,000.00        472,345,055.80

B. MONTHLY PERIOD FUNDING REQUIREMENTS                    CLASS A            CLASS B        COLLATERAL INTEREST       TOTAL
--------------------------------------------------  ------------------  -----------------  --------------------  --------------
Principal Funding Account                                         0.00               0.00                  0.00            0.00
Investment Proceeds for Monthly Period                            0.00               0.00                  0.00            0.00
Reserve Account Opening Balance                                   0.00               0.00                  0.00            0.00
Reserve Account Deposit                                           0.00               0.00                  0.00            0.00
Reserve Draw Amount                                               0.00               0.00                  0.00            0.00
Reserve Account Surplus                                           0.00               0.00                  0.00            0.00
Reserve Account Closing Balance                                   0.00               0.00                  0.00            0.00
LIBOR Determination Date                             December 13, 2006  December 13, 2006     December 13, 2006
Coupon December 15, 2006 - January 15, 2007                     5.3400%            5.4600%               5.5800%
                                                          2,774,426.67         254,800.00            312,480.00    3,341,706.67
Monthly Interest Due
Outstanding Monthly Interest Due                                  0.00               0.00                  0.00            0.00
Additional Interest Due                                           0.00               0.00                  0.00            0.00
Total Interest Due                                        2,774,426.67         254,800.00            312,480.00    3,341,706.67
Investor Default Amount                                   1,597,123.15         143,454.17            172,145.01    1,912,722.33
Investor Monthly Fees Due                                   974,166.67          87,500.00            105,000.00    1,166,666.67
Investor Additional Amounts Due                                   0.00               0.00                  0.00            0.00
Total Due                                                 5,345,716.49         485,754.17            589,625.01    6,421,095.67
Reallocated Investor Finance Charge Collections                                                                   13,057,258.19
Interest and Principal Funding Investment Proceeds                                                                         0.00
Interest on Reserve Account                                                                                                0.00
Series Adjusted Portfolio Yield                                                                                         19.3703%
Base Rate                                                                                                                7.3462%
Excess Spread Percentage                                                                                                11.3763%

C. CERTIFICATES - BALANCES AND DISTRIBUTIONS              CLASS A            CLASS B        COLLATERAL INTEREST       TOTAL
--------------------------------------------------  ------------------  -----------------  --------------------  --------------
Beginning Certificates Balance                          584,500,000.00      52,500,000.00         63,000,000.00  700,000,000.00
Interest Distributions                                    2,774,426.67         254,800.00            312,480.00    3,341,706.67
Principal Deposits - Prin. Funding Account                        0.00               0.00                  0.00            0.00
Principal Distributions                                           0.00               0.00                  0.00            0.00
Total Distributions                                       2,774,426.67         254,800.00            312,480.00    3,341,706.67
Ending Certificates Balance                             584,500,000.00      52,500,000.00         63,000,000.00  700,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

   1.  Total amount of the distribution:                         $          4.75

   2.  Amount of the distribution in respect of Class A Monthly
       Interest:                                                 $          4.75

   3.  Amount of the distribution in respect of Class A
       Outstanding Monthly Interest:                             $          0.00

   4.  Amount of the distribution in respect of Class A
       Additional Interest:                                      $          0.00

   5.  Amount of the distribution in respect of Class A
       Principal:                                                $          0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A
   Investor Charge-Offs on such Distribution Date.

   1.  Total amount of Class A Investor Charge-Offs:             $          0.00

   2.  Amount of Class A Investor Charge-Offs per $1,000
       original certificate principal amount:                    $          0.00

   3.  Total amount reimbursed in respect of Class A Investor
       Charge-Offs:                                              $          0.00

   4.  Amount reimbursed in respect of Class A Investor
       Charge-Offs per $1,000 original certificate principal
       amount:                                                   $          0.00

   5.  The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A
       Invested Amount after giving effect to all transactions
       on such Distribution Date:                                $          0.00

F. Information regarding distributions in respect of the Class
   B Certificates, per $1,000 original certificate principal amount.

   1.  The total amount of the distribution:                     $          4.85

   2.  Amount of the distribution in respect of Class B Monthly
       Interest:                                                 $          4.85

   3.  Amount of the distribution in respect of Class B
       Outstanding Monthly Interest:                             $          0.00

   4.  Amount of the distribution in respect of Class B
       Additional Interest:                                      $          0.00

   5.  Amount of the distribution in respect of Class B
       Principal:                                                $          0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B
   Invested Amount on such Distribution Date.

   1.  The amount of reductions in Class B Invested Amount
       pursuant to clauses (c), (d), and (e) of the definition
       of Class B Invested Amount:                               $          0.00

   2.  The amount of reductions in the Class B Invested Amount set forth in paragraph 1 above, per $1,000 original
       certificate principal amount:                             $          0.00

   3.  The total amount reimbursed in respect of such
       reductions in the Class B Invested Amount:                $          0.00

   4.  The amount set forth in paragraph 3 above, per $1,000
       original certificate principal amount:                    $          0.00

   5.  The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B
       Invested Amount after giving effect to all transactions
       on such Distribution Date:                                $          0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

   1.  Total amount distributed to the Collateral Interest
       Holder:                                                   $  6,948,642.52

   2.  Amount distributed in respect of Collateral Monthly
       Interest:                                                 $    312,480.00

   3.  Amount distributed in respect of Collateral Additional
       Interest:                                                 $          0.00

   4.  The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested
       Amount:                                                   $          0.00

   5.  Amount distributed to the Collateral Interest Holder in
       respect of remaining excess spread:                       $  6,636,162.52

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral
   Invested Amount.

   1.  The amount of reductions in the Collateral Invested
       Amount pursuant to clauses (c), (d), and (e) of the
       definition of Collateral Invested Amount:                 $          0.00

   2.  The total amount reimbursed in respect of such
       reductions in the Collateral Invested Amount:             $          0.00

J. Application of Reallocated Investor Finance Charge
   Collections.

   1.  Class A Available Funds:                                  $ 10,902,810.59

       a. Class A Monthly Interest:                              $  2,774,426.67
       b. Class A Outstanding Monthly Interest:                  $          0.00
       c. Class A Additional Interest:                           $          0.00
       d. Class A Investor Default Amount
          (Treated as Available Principal Collections):          $  1,597,123.15
       e. Excess Spread:                                         $  6,531,260.77

   2.  Class B Available Funds:                                  $    979,294.36

       a. Class B Monthly Interest:                              $    254,800.00
       b. Class B Outstanding Monthly Interest:                  $          0.00
       c. Class B Additional Interest:                           $          0.00
       d. Excess Spread:                                         $    724,494.36

   3.  Collateral Available Funds:                               $  1,175,153.24

       a. Excess Spread:                                         $  1,175,153.24

   4.  Total Excess Spread:                                      $  8,430,908.37

K. Reallocated Principal Collections.

   1.  Principal Allocation Percentage:                                  62.9862%

   2.  Series 2006-A Allocable Principal Collections:            $279,335,947.62

   3.  Principal Allocation Percentage of Series 2006-A
       Allocable Principal Collections:                          $175,943,182.27

   4.  Reallocated Principal Collections Required to fund the
       Required Amount:                                          $          0.00

   5.  Item 3 minus item 4:                                      $175,943,182.27

   6.  Shared Principal Collections from other Series allocated
       to Series 2006-A:                                         $          0.00

   7.  Other amounts Treated as Available Principal
       Collections:                                              $  1,912,722.33

   8.  Available Principal Collections (total of 5., 6. & 7.):   $177,855,904.60

L. Application of Available Principal Collections during
   Revolving Period.

   1.  Collateral Invested Amount:                               $ 63,000,000.00

   2.  Required Collateral Invested Amount:                      $ 63,000,000.00

   3.  Excess of Collateral Invested Amount over Required
       Collateral Invested Amount:                               $          0.00

   4.  Treated as Shared Principal Collections:                  $177,855,904.60

M. Application of Principal Collections During Accumulation or
   Amortization Period.

   1.  Principal Funding Account:                                $          0.00

   2.  Excess of Collateral Invested Amount over Required
       Collateral Invested Amount:                               $          0.00

   3.  Principal Distribution:                                   $          0.00

   4.  Treated as Shared Principal Collections:                  $          0.00

N. Application of Excess Spread and Excess Finance Charge
   Collections Allocated to Series 2006-A.

   1.  Excess Spread:                                            $  8,430,908.37

   2.  Excess Finance Charge Collections:                        $          0.00

   3.  Applied to fund Class A Required Amount:                  $          0.00

   4.  Class A Investor Charge-Offs treated as Available
       Principal Collections:                                    $          0.00

   5.  Applied to fund Class B overdue Interest:                 $          0.00

   6.  Applied to fund Class B Required Amount:                  $    143,454.17

   7.  Reduction of Class B Invested Amount treated as
       Available Principal Collections:                          $          0.00

   8.  Applied to Collateral Monthly Interest:                   $    312,480.00

   9.  Applied to unpaid Monthly Servicing Fee:                  $  1,166,666.67

   10. Collateral Default Amount treated as Available Principal
       Collections:                                              $    172,145.01

   11. Reduction of Collateral Invested Amount treated as
       Available Principal Collections:                          $          0.00

   12. Deposited to Reserve Account:                             $          0.00

   13. Remaining Excess Spread distributed to Collateral
       Interest Holder:                                          $  6,636,162.52

O. Yield and Base Rate.

   1.  Base Rate:

       a.  Current Monthly Period:                                        7.3462%
       b.  Prior Monthly Period:                                          7.4426%
       c.  Second Prior Monthly Period:                                   7.4426%

   2.  Three Month Average Base Rate:                                     7.4104%

   3.  Series Adjusted Portfolio Yield:

       a.  Current Monthly Period:                                       19.3703%
       b.  Prior Monthly Period:                                         18.5310%
       c.  Second Prior Monthly Period:                                  19.7993%

   4.  Three Month Average Series Adjusted Portfolio Yield:              19.2335%

   5.  Is the 3 month average series adjusted portfolio yield
       more than the 3 month average base rate:                              Yes

SERIES 2006-B CERTIFICATES

                                                                          TOTAL INVESTOR
A. INVESTOR/TRANSFEROR ALLOCATIONS                  SERIES ALLOCATIONS       INTEREST      TRANSFERORS INTEREST
--------------------------------------------------  ------------------  -----------------  --------------------
Beginning Invested /Transferor Amount                 1,111,354,022.43     700,000,000.00        411,354,022.43
Beginning Adjusted Invested Amount                                 N/A     700,000,000.00                   N/A
Floating Allocation Percentage                                     N/A            62.9862%              37.0138%
Principal Allocation Percentage                                    N/A            62.9862%              37.0138%
Collections of Finance Chg. Receivables                  20,834,441.30      13,122,829.10          7,711,612.20
Collections of Principal Receivables                    279,335,947.62     175,943,182.27        103,392,765.35
Defaulted Amount                                          3,036,730.93       1,912,722.33          1,124,008.60
Ending Invested / Transferor Amounts                  1,172,345,055.80     700,000,000.00        472,345,055.80

B. MONTHLY PERIOD FUNDING REQUIREMENTS                    CLASS A            CLASS B        COLLATERAL INTEREST       TOTAL
--------------------------------------------------  ------------------  -----------------  --------------------  --------------
Principal Funding Account                                         0.00               0.00                  0.00            0.00
Investment Proceeds for Monthly Period                            0.00               0.00                  0.00            0.00
Reserve Account Opening Balance                                   0.00               0.00                  0.00            0.00
Reserve Account Deposit                                           0.00               0.00                  0.00            0.00
Reserve Draw Amount                                               0.00               0.00                  0.00            0.00
Reserve Account Surplus                                           0.00               0.00                  0.00            0.00
Reserve Account Closing Balance                                   0.00               0.00                  0.00            0.00
LIBOR Determination Date                             December 13, 2006  December 13, 2006     December 13, 2006
Coupon December 15, 2006 - January 15, 2007                     5.3900%            5.5000%               5.6400%
                                                          2,800,404.44         256,666.67            315,840.00    3,372,911.11
Monthly Interest Due
Outstanding Monthly Interest Due                                  0.00               0.00                  0.00            0.00
Additional Interest Due                                           0.00               0.00                  0.00            0.00
Total Interest Due                                        2,800,404.44         256,666.67            315,840.00    3,372,911.11
Investor Default Amount                                   1,597,123.15         143,454.17            172,145.01    1,912,722.33
Investor Monthly Fees Due                                   974,166.67          87,500.00            105,000.00    1,166,666.67
Investor Additional Amounts Due                                   0.00               0.00                  0.00            0.00
Total Due                                                 5,371,694.26         487,620.84            592,985.01    6,452,300.11
Reallocated Investor Finance Charge Collections                                                                   13,088,462.63
Interest and Principal Funding Investment Proceeds                                                                         0.00
Interest on Reserve Account                                                                                                0.00
Series Adjusted Portfolio Yield                                                                                         19.4245%
Base Rate                                                                                                                7.3971%
Excess Spread Percentage                                                                                                11.3763%

C. CERTIFICATES - BALANCES AND DISTRIBUTIONS              CLASS A            CLASS B        COLLATERAL INTEREST       TOTAL
--------------------------------------------------  ------------------  -----------------  --------------------  --------------
Beginning Certificates Balance                          584,500,000.00      52,500,000.00         63,000,000.00  700,000,000.00
Interest Distributions                                    2,800,404.44         256,666.67            315,840.00    3,372,911.11
Principal Deposits - Prin. Funding Account                        0.00               0.00                  0.00            0.00
Principal Distributions                                           0.00               0.00                  0.00            0.00
Total Distributions                                       2,800,404.44         256,666.67            315,840.00    3,372,911.11
Ending Certificates Balance                             584,500,000.00      52,500,000.00         63,000,000.00  700,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

   1.  Total amount of the distribution:                         $          4.79

   2.  Amount of the distribution in respect of Class A Monthly
       Interest:                                                 $          4.79

   3.  Amount of the distribution in respect of Class A
       Outstanding Monthly Interest:                             $          0.00

   4.  Amount of the distribution in respect of Class A
       Additional Interest:                                      $          0.00

   5.  Amount of the distribution in respect of Class A
       Principal:                                                $          0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A
   Investor Charge-Offs on such Distribution Date.

   1.  Total amount of Class A Investor Charge-Offs:             $          0.00

   2.  Amount of Class A Investor Charge-Offs per $1,000
       original certificate principal amount:                    $          0.00

   3.  Total amount reimbursed in respect of Class A Investor
       Charge-Offs:                                              $          0.00

   4.  Amount reimbursed in respect of Class A Investor
       Charge-Offs per $1,000 original certificate principal
       amount:                                                   $          0.00

   5.  The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A
       Invested Amount after giving effect to all transactions
       on such Distribution Date:                                $          0.00

F. Information regarding distributions in respect of the Class
   B Certificates, per $1,000 original certificate principal amount.

   1.  The total amount of the distribution:                     $          4.89

   2.  Amount of the distribution in respect of Class B Monthly
       Interest:                                                 $          4.89

   3.  Amount of the distribution in respect of Class B
       Outstanding Monthly Interest:                             $          0.00

   4.  Amount of the distribution in respect of Class B
       Additional Interest:                                      $          0.00

   5.  Amount of the distribution in respect of Class B
       Principal:                                                $          0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B
   Invested Amount on such Distribution Date.

   1.  The amount of reductions in Class B Invested Amount
       pursuant to clauses (c), (d), and (e) of the definition
       of Class B Invested Amount:                               $          0.00

   2.  The amount of reductions in the Class B Invested Amount set forth in paragraph 1 above, per $1,000 original
       certificate principal amount:                             $          0.00

   3.  The total amount reimbursed in respect of such
       reductions in the Class B Invested Amount:                $          0.00

   4.  The amount set forth in paragraph 3 above, per $1,000
       original certificate principal amount:                    $          0.00

   5.  The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B
       Invested Amount after giving effect to all transactions
       on such Distribution Date:                                $          0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

   1.  Total amount distributed to the Collateral Interest
       Holder:                                                   $  6,952,002.53

   2.  Amount distributed in respect of Collateral Monthly
       Interest:                                                 $    315,840.00

   3.  Amount distributed in respect of Collateral Additional
       Interest:                                                 $          0.00

   4.  The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested
       Amount:                                                   $          0.00

   5.  Amount distributed to the Collateral Interest Holder in
       respect of remaining excess spread:                       $  6,636,162.53

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral
   Invested Amount.

   1.  The amount of reductions in the Collateral Invested
       Amount pursuant to clauses (c), (d), and (e) of the
       definition of Collateral Invested Amount:                 $          0.00

   2.  The total amount reimbursed in respect of such
       reductions in the Collateral Invested Amount:             $          0.00

J. Application of Reallocated Investor Finance Charge
   Collections.

   1.  Class A Available Funds:                                  $ 10,928,866.30

       a. Class A Monthly Interest:                              $  2,800,404.44
       b. Class A Outstanding Monthly Interest:                  $          0.00
       c. Class A Additional Interest:                           $          0.00
       d. Class A Investor Default Amount
          (Treated as Available Principal Collections):          $  1,597,123.15
       e. Excess Spread:                                         $  6,531,338.71

   2.  Class B Available Funds:                                  $    981,634.70

       a. Class B Monthly Interest:                              $    256,666.67
       b. Class B Outstanding Monthly Interest:                  $          0.00
       c. Class B Additional Interest:                           $          0.00
       d. Excess Spread:                                         $    724,968.03

   3.  Collateral Available Funds:                               $  1,177,961.64

       a. Excess Spread:                                         $  1,177,961.64

   4.  Total Excess Spread:                                      $  8,434,268.38

K. Reallocated Principal Collections.

   1.  Principal Allocation Percentage:                                  62.9862%

   2.  Series 2006-B Allocable Principal Collections:            $279,335,947.62

   3.  Principal Allocation Percentage of Series 2006-B
       Allocable Principal Collections:                          $175,943,182.27

   4.  Reallocated Principal Collections Required to fund the
       Required Amount:                                          $          0.00

   5.  Item 3 minus item 4:                                      $175,943,182.27

   6.  Shared Principal Collections from other Series allocated
       to Series 2006-B:                                         $          0.00

   7.  Other amounts Treated as Available Principal
       Collections:                                              $  1,912,722.33

   8.  Available Principal Collections (total of 5., 6. & 7.):   $177,855,904.60

L. Application of Available Principal Collections during
   Revolving Period.

   1.  Collateral Invested Amount:                               $ 63,000,000.00

   2.  Required Collateral Invested Amount:                      $ 63,000,000.00

   3.  Excess of Collateral Invested Amount over Required
       Collateral Invested Amount:                               $          0.00

   4.  Treated as Shared Principal Collections:                  $177,855,904.60

M. Application of Principal Collections During Accumulation or
   Amortization Period.

   1.  Principal Funding Account:                                $          0.00

   2.  Excess of Collateral Invested Amount over Required
       Collateral Invested Amount:                               $          0.00

   3.  Principal Distribution:                                   $          0.00

   4.  Treated as Shared Principal Collections:                  $          0.00

N. Application of Excess Spread and Excess Finance Charge
   Collections Allocated to Series 2006-B.

   1.  Excess Spread:                                            $  8,434,268.38

   2.  Excess Finance Charge Collections:                        $          0.00

   3.  Applied to fund Class A Required Amount:                  $          0.00

   4.  Class A Investor Charge-Offs treated as Available
       Principal Collections:                                    $          0.00

   5.  Applied to fund Class B overdue Interest:                 $          0.00

   6.  Applied to fund Class B Required Amount:                  $    143,454.17

   7.  Reduction of Class B Invested Amount treated as
       Available Principal Collections:                          $          0.00

   8.  Applied to Collateral Monthly Interest:                   $    315,840.00

   9.  Applied to unpaid Monthly Servicing Fee:                  $  1,166,666.67

   10. Collateral Default Amount treated as Available Principal
       Collections:                                              $    172,145.01

   11. Reduction of Collateral Invested Amount treated as
       Available Principal Collections:                          $          0.00

   12. Deposited to Reserve Account:                             $          0.00

   13. Remaining Excess Spread distributed to Collateral
       Interest Holder:                                          $  6,636,162.53

O. Yield and Base Rate.

   1.  Base Rate:

       a. Current Monthly Period:                                         7.3971%
       b. Prior Monthly Period:                                           7.4934%
       c. Second Prior Monthly Period:                                    7.4934%

   2.  Three Month Average Base Rate:                                     7.4613%

   3.  Series Adjusted Portfolio Yield:

       a. Current Monthly Period:                                        19.4245%
       b. Prior Monthly Period:                                          18.5802%
       c. Second Prior Monthly Period:                                   19.8501%

   4.  Three Month Average Series Adjusted Portfolio Yield:              19.2849%

   5.  Is the 3 month average series adjusted portfolio yield
       more than the 3 month average base rate:                              Yes